Registration No. 333-58703                                   April 28, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                        Post-Effective Amendment No. 1
                                       to
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It  is  proposed  that  this  filing  will  become   effective
         (check appropriate box)


         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 3, 1999 pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on _____________ pursuant to paragraph (a)(1) of rule 485
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


E.       Title and  amount  of  securities  being  registered:
         Flexible Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940.

F. Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate  date of proposed  public  offering
         As soon as practicable after the effective date of this Registration Statement.

         [ ] Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.



                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.                          Face page

2.                          Face page

3.                          Not applicable

4.                          Distribution of this Offering

5.                          The Separate Account

6.                          The Separate Account

7.                          Not Applicable

8.                          Not Applicable

9.                          Legal Proceedings

10. Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders; Transfers and Allocation Services; Safekeeping of the Assets

11.                         Face page; Variable Investment Options

12.                         Face page; Variable Investment Options

13.                         Costs;    Variable   Investment   Options;    Taxes;
                            Additional Tax Considerations

14.                         Buying a Policy - How do I buy a Policy?

15. Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16. Buying a Policy - How and When is my Initial Premium Invested? Variable Investment Options

17.                         Partial  Withdrawals;   Surrenders;   Reinstatement;
                            Account Value and Cash Value; Buying a Policy; Pricing Transactions

18. Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the Assets

19.                         Reports

20.                         Voting; Safekeeping of the Assets

21.                         Loans

22.                         Not applicable

23.                         Safekeeping of the Assets

24.                         Not applicable

25.                         Regulation; The Insurance Company

26.                         Not applicable

27.                         The Insurance Company

28.                         Executive Officers and Directors

29.                         The Insurance Company

30.                         Not applicable

31.                         Not applicable

32.                         Not applicable

33.                         Not applicable

34.                         Not applicable

35.                         The Insurance Company; Regulation

36.                         Not applicable

37.                         Not applicable

38.                         Distribution of this Offering

39.                         Distribution of this Offering

40.                         Not applicable

41.                         The Insurance Company; Distribution of this Offering

42.                         Not applicable

43.                         Not applicable

44.                         Account Value and Cash Value; Pricing  Transactions;
                            Additional Tax Considerations; Net Investment Factor

45.                         Not applicable

46.                         Account Value and Cash Value; Pricing  Transactions;
                            Additional Tax Considerations; Net Investment Factor

47.                         Variable Investment Options; The Separate Account

48.                         Face Page; The Insurance Company

49.                         Not applicable

50.                         The Separate Account; Safekeeping of the Assets

51. Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.                         Modification of the Separate Account

53.                         Additional Tax Considerations

54.                         Not applicable

55.                         Not applicable

56.                         Not applicable

57.                         Not applicable

58.                         Not applicable

59. Audited Consolidated Financial Statements of American Skandia Life Assurance Corporation; Financial Statements for American Skandia Life Assurance Corporation Separate Account F



                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484

This Prospectus describes a flexible premium variable life insurance policy being offered by American Skandia Life Assurance Corporation ("we," "our," "us," "American Skandia," or "the Company"), One Corporate Drive, P.O. Box 883, Shelton, Connecticut, 06484. This policy may be offered as individual coverage or as an interest in a group policy. This Prospectus provides a detailed discussion of matters you should consider before buying a policy. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations. This Prospectus is made up of the following general sections: Cover Page, Table of Contents, Definitions, Description of the Offering, Miscellaneous Provisions and Additional Details. On this cover page and in the Description of the Offering section, we use a "question and answer" format to assist you in understanding this offering. The questions are numbered for easy reference.

What is American Skandia offering? We are offering a type of cash value life insurance coverage. This life insurance coverage is called a "flexible premium variable life insurance policy." These technical terms can be explained as follows:

|X| The coverage is "life insurance" because a death benefit becomes payable to a beneficiary upon the death of the insured person (if coverage is issued on two insureds, the death benefit is payable upon the death of the second of the insureds to die). It is "cash value" life insurance because, in addition to a death benefit, it also provides living benefits for the owner, such as the right to take withdrawals and the right to take loans from us using the value of the policy as collateral.
     This type of coverage is also referred to as "universal life."

|X| The coverage is a "flexible premium" plan because it offers considerable flexibility regarding the timing and amount of premium payments after the initial premium. No additional premium must be paid unless it is required to pay the ongoing monthly charges. However, there is a minimum amount we accept, both for initial and subsequent premiums. There is also a maximum total amount you can pay. In order to achieve certain beneficial tax treatment for withdrawals and loans, you may need to limit the amounts you pay. If you pay the maximum allowable amount, you may not be able to pay any additional premiums without applying for, and our agreeing to issue, additional insurance.

|X| The coverage is "variable" because you can allocate all or part of your premium to variable investment options that invest in an underlying mutual fund or a portfolio of an underlying mutual fund. The variable investment options are segments of American Skandia Life Assurance Corporation Separate Account F ("Account F"). The following underlying mutual funds or portfolios of the following underlying mutual funds are being offered:
     American Skandia Trust, The Alger American Fund and Montgomery Variable Series. The available portfolios of these underlying mutual funds and the applicable investment management fees and operating expenses are listed on page 21. The performance of the variable investment options is not guaranteed. You bear the investment risk if you allocate funds to these investment options because the performance of these investment options can decrease or increase which can impact the death benefit and the cash value of the Policy.

|X| The coverage allows you to allocate all or part of your premiums to a fixed option to which we credit a fixed rate of interest. We guarantee the rate of return on this option. These obligations are supported by our general account. We bear the investment risk if you allocate funds to this option.

|X| Because this is life insurance, generally your beneficiary will owe no Federal income tax on the death proceeds. The taxation of distributions taken by the owner while the insured person is alive will depend on whether the policy satisfies the "7-pay test" outlined in the Internal Revenue Code (the "Code"). In general, the "7-pay test" compares the amount of premiums paid to the amount of insurance purchased. If your policy "passes" the 7-pay test, it will not be treated as a "modified endowment contract" or "MEC" for income tax purposes. As a "non-MEC", amounts you receive as a partial withdrawal or a surrender are deemed to be distributed first from any tax basis in the policy. You are allowed to withdraw your basis before you are considered to have withdrawn any gain. Furthermore, loans taken on a non-MEC policy are not treated as taxable distributions. If at any time the policy "fails" the 7-pay test, the policy must be treated as a MEC for income tax purposes. If your policy becomes a MEC, subsequent distributions are deemed for tax purposes to come first from any gain in the policy, and loans and assignments are deemed to be distributions. Whether or not a policy is considered a MEC, any distribution deemed a distribution of gain is taxable as ordinary income.

                          (continued on the next page)

The variable life insurance policy described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Policy is subject to investment risks, including the possible loss of the principal amount invested.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
FPVLI-PROS (5/99) CALL 1-800-752-6342 FOR FURTHER INFORMATION Prospectus
Dated: May 3, 1999

|X| During the first ten (10) years the coverage has a limited amount of liquidity. During that period, you can only make withdrawals under certain medically-related circumstances or from premium amounts made in excess of certain limits. However, you can access a portion of the policy's value through policy loans using a portion of its value as collateral. Assuming that the policy is not treated as a MEC, policy loans receive favorable tax treatment. Policy loans are currently available at no net cost. Loans can have an impact on benefits that can be positive or negative.

                     This page is intentionally left blank.


                                TABLE OF CONTENTS


Definitions........................................................................................................................6
Summary of Costs...................................................................................................................9
Description of the Offering.......................................................................................................10
   Purchasers.....................................................................................................................10
   The Insurance Company..........................................................................................................10
   Benefits at the Insured's Death................................................................................................10
   Account Value and Cash Value...................................................................................................14
   Cash Value Credits.............................................................................................................15
   Costs..........................................................................................................................15
   Buying a Policy................................................................................................................19
   Variable Investment Options....................................................................................................20
   Additional Premiums............................................................................................................27
   Keeping the Policy In Force....................................................................................................28
   Transfers and Allocation Services..............................................................................................28
   Loans..........................................................................................................................29
   Partial Withdrawals............................................................................................................30
   Surrenders.....................................................................................................................31
   Accelerated Death Benefit......................................................................................................31
   Medically-Related Waiver.......................................................................................................31
   Risks..........................................................................................................................32
   Other Rights...................................................................................................................32
   The Separate Account...........................................................................................................32
   Taxes..........................................................................................................................33
   Available Information..........................................................................................................33
MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS...................................................................................34
   Providing Services to You......................................................................................................34
   Designations...................................................................................................................34
   Net Investment Factor..........................................................................................................34
   Allocation Programs............................................................................................................35
   Limitations on Transfers.......................................................................................................35
   Death During the Grace Period..................................................................................................35
   Reinstatement..................................................................................................................35
   Maturity.......................................................................................................................35
   Pricing Transactions...........................................................................................................36
   Delaying Transactions..........................................................................................................36
   Voting.........................................................................................................................36
   Transfers, Assignments, Pledges................................................................................................37
   Reports........................................................................................................................37
   Incontestability...............................................................................................................37
   Suicide........................................................................................................................37
   Misstatement...................................................................................................................38
   Policy Loans on Exchanges......................................................................................................38
   Resolving Material Conflicts...................................................................................................38
   Modification of the Separate Account...........................................................................................38
   Entire Contract................................................................................................................39
   Additional Tax Considerations..................................................................................................39
   Safekeeping of the Assets......................................................................................................40
   Regulation.....................................................................................................................40
   Legal Matters..................................................................................................................41
   Legal Proceedings..............................................................................................................41
   Experts........................................................................................................................41
   Distribution of this Offering..................................................................................................41
   Illustrations..................................................................................................................42
   Executive Officers and Directors...............................................................................................43
Audited Consolidated Financial Statements of American Skandia Life Assurance Corporation...........................................1
Financial Statements for American Skandia Life Assurance Corporation Separate Account F............................................1
Appendix A Hypothetical Illustrations of Death Benefits, Account Values and Cash Values............................................1
Appendix B Multiple Factors for Determination of Minimum Required Death Benefits..................................................17
Appendix C PREMIUM TAX RATES......................................................................................................19
Appendix D Guaranteed Maximum Monthly Cost of Insurance Charges...................................................................20
Appendix E Current Monthly Cost of Insurance Rates................................................................................22
Appendix F Description of the Calculation of Current Monthly Cost of Insurance Charges............................................24
Appendix G Maximum Annual Assessable Premiums per $1,000 of Specified Amount......................................................25
Appendix H Hypothetical Illustration of Accelerated Death Benefit.................................................................27

                                   DEFINITIONS

The following are key terms used in this Prospectus. Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed Allocation, plus any earnings and less any losses, distributions and charges thereon, plus the value of any amounts in the Loan Account, plus any earnings and less any distributions and charges thereon, all before assessment of any contingent deferred sales charge or Debt. Account Value is determined separately for each Sub-account and each Fixed Allocation, as well as for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy. Initially, and for the first Policy Year, it is the age last birthday of an Insured as of the Policy Date. In each following Policy Year, it is the age last birthday of an Insured as of the preceding Policy Anniversary.

APPLICATION is the form or combination of forms you must submit to apply for a Policy. If there are two Insureds, the Application must be completed for both Insureds.

ASSESSABLE PREMIUM is the portion of Premiums paid against which we assess any applicable contingent deferred sales charge upon a surrender of the Policy.

BENEFICIARY  is a  person  or  entity  you  designate  for us to pay  any  Death
Proceeds. Unless otherwise specified, Beneficiary refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge, less any unpaid charges and Debt.

CASH VALUE CREDITS are amounts we credit to your Account Value. We credit these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount payable as a result of an Insured's death before any reduction due to Debt and any unpaid charges due and before addition of any interest due pursuant to law. If there is a second Insured, the Death Benefit is payable upon the death of the last surviving Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction due to Debt and any unpaid charges due and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE POLICY is a Policy: (a) purchased as part of an exchange of life insurance policies that does not incur any current taxation pursuant to Section 1035 of the Code or any successor provision; and (b) into which the surrender value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT PREMIUM is the portion of Premiums paid against which we do not assess any contingent deferred sales charge upon surrender or withdrawal and the amount of any loans we establish in conjunction with your purchase of an Exchange Policy.

FIXED ALLOCATION is an allocation of Account Value to our general account that is credited a fixed rate of interest.

GUARANTEED MINIMUM DEATH BENEFIT is the minimum amount we guarantee is payable as a result of the Insured's death, before we assess any unpaid charges due and any reduction for Debt. However, this benefit does not apply once the Insured reaches Age 100, or if there are two Insureds, when the younger Insured reaches Age 100 or would have reached that Age if the younger Insured dies before the older Insured.

IN WRITING is in a written form, in a manner we accept, that is satisfactory to us and filed at our Office. We retain the right to specifically agree in advance to accept communication regarding a specific matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person upon whose life coverage is issued and as a result of whose death the Death Proceeds are payable. If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM ANNUAL ASSESSABLE PREMIUM is the maximum amount of Premium against which we will assess any contingent deferred sales charge upon surrender of the Policy. We do not assess any contingent deferred sales charge upon surrender against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified endowment contract as defined in Section 7702A of the Code or any successor provision thereto.

MEC THRESHOLD AMOUNT is the annual level amount of Premium which, if exceeded, would cause the Policy to become a MEC.

MINIMUM REQUIRED DEATH BENEFIT is the minimum amount due as a result of the Insured's death pursuant to the applicable test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY PROCESSING DAY/DATE is the Valuation Day each month when we deduct charges from the Account Value. The first Monthly Processing Date is the Policy Date. After that, the Monthly Processing Dates generally occur on the same day of the month as the Policy Date. If the Monthly Processing Date occurs on a day that is not a Valuation Day, the Monthly Processing Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the difference between the Death Benefit, discounted to the beginning of the applicable Policy Month at the rate of 4% per year, and the Account Value.

NET PREMIUM is a Premium less the deduction for premium taxes, "DAC" taxes and any amount deductible from Premium for an optional additional benefit should you elect such benefits.

NET SINGLE PREMIUM is the amount that would be required, according to the Code and the regulations based on the Code, to fund: (a) the Policy's Minimum Required Death Benefit, assuming the current Minimum Required Death Benefit would not change; and (b) future benefits and charges using assumptions about:
(i) growth of Account Value so that it would equal the current Minimum Required Death Benefit as of the Policy Anniversary the Insured would turn Age 100; and
(ii) charges, as provided pursuant to the Code. The Net Single Premium depends on the attained age, gender (where permitted) and risk class of the Insured. The Net Single Premium changes as the Insured ages. The applicable Net Single Premiums would change if required under the Code or regulationa based on the Code.

NEW POLICY is a Policy that is not an Exchange Policy.

OFFICE  is  our   administrative   office:   American   Skandia  Life  Assurance
Corporation, P.O. Box 290698, Wethersfield, Connecticut 06129-0698.

OWNER is either an entity or person who may exercise the ownership rights provided by a Policy. If we issue a certificate representing interests in a group life insurance policy, the rights, benefits, and requirements of and the events relating to an Owner, as described in this Prospectus, will be your rights as participant in such group policy. Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance contract or certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is each consideration you give to us for the rights, privileges and benefits provided by a Policy according to its terms. This includes Premium paid as of the Policy Date, as shown in the Policy, and any additional consideration we choose to accept.

SEPARATE ACCOUNT is our separate account to which we allocate assets in relation to our obligations for benefits based on the variable investment options. American Skandia Life Assurance Corporation Separate Account F (also referred to as Separate Account F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating: (a) the number of Units allocated to a Sub-account; and (b) the value of transactions into or out of a Sub-account or benefits based on Account Value in a Sub-account. Each Sub-account has its own Unit Price, which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION DAY/DATE is every day the New York Stock Exchange is open for trading or any other day that the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we," "us," "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

                                SUMMARY OF COSTS

The following is a summary of the cost of the Policies being offered, or, in the case of costs that vary from Policy to Policy, a short description of how such costs are determined. All of these costs are described in more detail within this Prospectus.

----------------------------------- -------------------------------------------------------------------- --------------------------
               COST                                          AMOUNT DEDUCTED/                                    WHEN DEDUCTED
                               DESCRIPTION OF COST
----------------------------------- -------------------------------------------------------------------- --------------------------
----------------------------------- -------------------------------------------------------------------- --------------------------
Premium Tax                                        Generally from 0% to 3.5% of Premium                   From each Premium payment
----------------------------------- -------------------------------------------------------------------- --------------------------
"DAC" Tax                                                    1.15% of Premium                             From each Premium payment
----------------------------------- -------------------------------------------------------------------- --------------------------
Mortality & Expense Risk Charge               0.90% per year of the value of each Sub-account                        Daily
----------------------------------- -------------------------------------------------------------------- --------------------------
Administration Charge                         0.25% per year of the value of each Sub-account                        Daily
----------------------------------- -------------------------------------------------------------------- --------------------------
Cost of Insurance                   Charge  varies  depending  on a number of factors,  including,  the             Monthly
(See Appendix D for information     Age, gender (where  permitted) and risk class of each Insured.  The    (Pro-rata from the
on guaranteed cost of insurance     charge is assessed as an amount per $1,000 of Net Amount at Risk        variable and fixed
rates and Appendix E for            plus a $12  monthly  fee.  The rate per  $1,000 of Net  Amount at Risk  investment options in
information on current cost of      generally  increases  as  the Insured(s) age(s).  Current Cost of       which you maintain
insurance rates.)                   Insurance rates can be changed during the life of a Policy,  but        Account Value)
                                    are subject to guaranteed maximum charges.
----------------------------------- -------------------------------------------------------------------- --------------------------
Sales Charge                                        0.40% per year of the Account Value                      Monthly for the 1st 10
                                                                                                                  Policy Years

----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ ----- --------------------------
Contingent Deferred Sales Charge    Yr      1     2     3     4      5     6     7     8      9     10           Upon Surrender

                                                                                                       (Policy Years 1 through 10)
----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ ----- --------------------------
                                     %     10     9     8     7      6     5     4     3      2     1
----------------------------------- -------------------------------------------------------------------- --------------------------
                                    Contingent   Deferred  Sales  Charges  are  only  assessed  against
                                    Assessable   Premium.   No  Contingent  Deferred  Sales  Charge  is
                                    assessed against Exempt Premium.
----------------------------------- -------------------------------------------------------------------- --------------------------
----------------------------------- -------------------------------------------------------------------- --------------------------
Transfer Fee                                                      $10.00                               After the 12th transfer each
                                                                                                                  Policy Year
----------------------------------- -------------------------------------------------------------------- --------------------------
----------------------------------- -------------------------------------------------------------------- --------------------------
Partial Withdrawal Transaction Fee                                $25.00                                   Upon Partial Withdrawal
----------------------------------- -------------------------------------------------------------------- --------------------------
----------------------------------- -------------------------------------------------------------------- --------------------------
Underlying Portfolio                                                                                               Daily
 Expenses                            Each Portfolio has different fees and charges as provided in the "Variable  Investment  Options"  section  of this
                                     Prospectus.  Total  Portfolio  expenses  range from 0.60% to
                                     1.75%. More detailed  information about fees and charges can be found in the prospectuses for the Portfolios.
----------------------------------- -------------------------------------------------------------------- --------------------------

                           DESCRIPTION OF THE OFFERING

This Policy is described using a "question and answer" format that assumes you, the prospective purchaser, are asking the questions. The description below is divided into the following sections: Purchasers, The Insurance Company, Benefits at the Insured's Death, Account Value and Cash Value, Cash Value Credits, Costs, Buying a Policy, Variable Investment Options, Additional Premiums, Keeping the Policy In Force, Transfers and Allocation Services, Loans, Partial Withdrawals, Surrenders, Accelerated Death Benefit, Medically-Related Waiver, Risks, Other Rights, The Separate Account, Taxes and Available Information. A section addressing Miscellaneous Provisions and Additional Details about American Skandia follows this description.

                                   PURCHASERS

[1] .....Who  should buy this  Policy?  Life  insurance  can be bought to meet a number of needs of individuals or entities, such as corporations or trusts. Different types of life insurance are designed to address certain needs more than others. This Policy may be appropriate for a number of persons or entities, but it may be especially useful for persons addressing a range of estate planning needs who also may need access to some or all of the Cash Value to meet supplemental retirement income needs or for emergency expenses. For estate tax purposes, purchasers may want to consider placing this type of coverage in a trust or transferring ownership of the Policy in an effort to remove the asset from their estate, particularly if, at any point, the purchaser believes the Cash Value may not be needed as a resource for other purposes. This Policy may also be useful for persons seeking to make a sizable donation to a charity or eligible non-profit organization, where the charity is named both Owner and Beneficiary of the Policy, and the donor is named as the Insured. You should carefully evaluate with your financial representative whether this Policy is right for your specific needs in light of your entire situation and your personal and financial goals. In particular, you should evaluate the advantages and disadvantages of replacing any existing life insurance or annuity coverage with this Policy. If you are seeking specific tax consequences, you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

                              THE INSURANCE COMPANY

[2] .....Who is American Skandia? American Skandia Life Assurance Corporation is
organized as a stock insurance company domiciled in Connecticut. The predecessor company of American Skandia was originally incorporated on May 21, 1969. We are licensed as a life insurer in all 50 states and the District of Columbia. We are a wholly owned subsidiary of American Skandia Investment Holding Corporation, whose indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor began operations in 1855. Two of our affiliates, American Skandia Marketing, Incorporated, and American Skandia Information Services and Technology Corporation, may provide certain administrative functions for us. We may also engage various independent firms to provide various administrative functions for us. Another affiliate, American Skandia Investment Services, Incorporated, currently acts as the investment manager to American Skandia Trust, one of the underlying mutual funds whose Portfolios are available as variable investment options. We currently engage Skandia Investment Management, Inc., an affiliate whose indirect parent is Skandia Insurance Company Ltd., as investment manager for our general account. We are under no obligation to engage or continue to engage any investment manager.

                         BENEFITS AT THE INSURED'S DEATH

[3] .....What  benefits are due as a result of the Insured's death? The benefits due as a result of the Insured's death are the Death Proceeds. If there are joint Insureds, the benefits are due as a result of the death of the last surviving Insured.

[4] .....What are the Death Proceeds?  The Death Proceeds are based on the Death
Benefit as of the date we receive all our requirements for paying a death claim and are satisfied that the death claim can be paid. These requirements include, but are not limited to, receipt of a valid death certificate and information we need to make payments to all Beneficiaries.

We determine the Death Proceeds by first subtracting any Debt and any unpaid charges due from the Death Benefit. We then add any interest amount required by law.

[5]  .....What  is the Death  Benefit?  The Death  Benefit  depends on the Death
Benefit option you select. Initially you select an option on your Application. The Death Benefits options are Option A (Level) and Option B (Variable), as discussed below.

[6]  .....How is the Death  Benefit  determined  under  Option A? Under Option A
(Level), the Death Benefit on the Policy Date is the Specified Amount. After that, the Death Benefit is the highest of the Specified Amount, the Minimum Required Death Benefit and the Guaranteed Minimum Death Benefit, each as of the date we receive due proof of death.

[7]  .....How is the Death  Benefit  determined  under  Option B? Under Option B
(Variable), the Death Benefit on the Policy Date is the Specified Amount plus the Account Value. After that, the Death Benefit is the highest of: the sum of the Account Value plus the Specified Amount, the Minimum Required Death Benefit and the Guaranteed Minimum Death Benefit, each as of the date we receive due proof of death.

[8]  .....Is  there any age limit on the Death  Benefit?  Yes.  On a single life
Policy, the Death Benefit equals the Account Value on or after the Policy Anniversary the Insured attains Age 100. On a joint life Policy, the Death Benefit equals the Account Value on or after the Policy Anniversary the younger Insured, attains or, if that person is deceased, would have been, Age 100.

[9]  .....What is the  Specified  Amount?  The  Specified  Amount is a measuring device we use in determining the Death Benefit before the Insured's Age 100. On your Application, you indicate the Specified Amount you want us to issue. We may issue that amount, or we may offer to issue a lower Specified Amount if the Insured(s) do(es) not qualify for the amount you seek. The Specified Amount remains level unless you request an increase or decrease and we agree to such a change. Under certain circumstances, a partial withdrawal may also reduce the Specified Amount, as discussed in the section on Partial Withdrawals.

[10] .....What is the Minimum Required Death Benefit? The Minimum Required Death
Benefit is the minimum amount that must be payable at the Insured's death, before reduction for any Debt, for the Policy to be treated as life insurance under the Code. The Minimum Required Death Benefit is determined by treating the Account Value as if it were a Net Single Premium. We determine the Minimum Required Death Benefit by multiplying the Account Value by a factor that varies by the attained Age, gender (where permitted) and risk class of the Insured, as shown in Appendix B. The gender and risk class of the Insured do not change, so the only element that changes the factor after the Policy Date is the aging of the Insured. The following are representative examples of the factors for different Ages, genders and risk classes, as well as the amount of the Minimum Required Death Benefit if the Account Value were $100,000.

         Female, Age 45, not a tobacco user:
         The factor is 3.410489. $100,000 multiplied by 3.410489 results in a Minimum Required Death Benefit of $341,048.90.

         Male, Age 50, a tobacco user:
         The factor is 2.194450. $100,000 multiplied by 2.194450 results in a Minimum Required Death Benefit of $219,445.00.

         Female, Age 55, a tobacco user:
         The factor is 2.298001. $100,000 multiplied by 2.298001 results in a Minimum Required Death Benefit of $229,800.10.

         Male, Age 60, not a tobacco user:
         The factor is 1.919420. $100,000 multiplied by 1.919420 results in a Minimum Required Death Benefit of $191,942.

The following example illustrates the effect of aging on the Minimum Required Death Benefit.

The Insured is a woman, Age 60, for whom coverage was issued at her Age 50 in the "not a tobacco user" risk class. On the Valuation Day before the Policy Anniversary following the Insured's 60th birthday, the Account Value is $100,000. The Minimum Required Death Benefit as required under the Code for this Insured's age, gender, risk class and Account Value is $100,000 multiplied by the applicable factor of 2.217943, which results in a Minimum Required Death Benefit of $221,794.30. For the sake of this example, assume that the next Valuation Day, which is the Policy Anniversary after the Insured's 60th birthday (the day the Insured turns Age 60 for purposes of the Policy), the Account Value remains $100,000. At the higher Age of 60, the Minimum Required Death Benefit on the Policy Anniversary is $100,000 multiplied by the applicable factor of 2.153574, which results in a Minimum Required Death Benefit of $215,357.40.

We use a standard insurance industry method to determine the applicable factors for Policies with two Insureds.

[11] .....What else can affect the Minimum  Required Death Benefit?  The Minimum
Required Death Benefit changes as the Account Value changes. This is because the Minimum Required Death Benefit is calculated based on the Account Value. A few examples may help show what this means. Assume for purposes of these examples that the Insured is a woman, Age 60, for whom coverage was issued at her Age 50 in the "not a tobacco user" risk class.

     (a) On a  particular  Monthly  Processing  Date,  the Account  Value of the
         Policy is $100,000. The Minimum Required Death Benefit as of that Valuation Day is $100,000 multiplied by the then applicable factor of 2.153574, or $215,357.40. As of the next Valuation Day, assume the Account Value has grown to $100,010. The Minimum Required Death Benefit is $100,010 multiplied by the same factor of 2.153574, or $215,378.94.

     (b) On a  particular  Monthly  Processing  Date,  the Account  Value of the
         Policy is $100,000. The Minimum Required Death Benefit as of that Valuation Day is $100,000 multiplied by the then applicable factor of 2.153574, or $215,357.40. As of the next Valuation Day, assume the Account Value has decreased to $99,990. The Minimum Required Death Benefit is $99,990 multiplied by the same factor of 2.153574, or $215,335.86.

     (c) On a particular Monthly Processing Date, the Account Value of the Policy before any partial withdrawal is $100,000. The Minimum Required Death Benefit as of that Valuation Day is $100,000 multiplied by the then applicable factor of 2.153574, or $215,357.40. On that same day, assume $20,000 is taken as a partial withdrawal, and the $25.00 partial withdrawal transaction fee is charged. Immediately after the partial withdrawal, the Minimum Required Death Benefit is $79,975 multiplied by the same factor of 2.153574, or $172,232.08.

[12]  .....What is the Guaranteed  Minimum Death Benefit?  We use the Guaranteed
Minimum Death Benefit to determine the Death Proceeds under certain circumstances. Under Option A, we use the Guaranteed Minimum Death Benefit when it is higher than both the Specified Amount and the Minimum Required Death Benefit. Under Option B, we use the Guaranteed Minimum Death Benefit when it is higher than both the sum of the Account Value plus the Specified Amount, and the Minimum Required Death Benefit. There is no Guaranteed Minimum Death Benefit beyond Age 100 of the Insured, or if the policy terminates before the Insured's death. The Guaranteed Minimum Death Benefit is determined as follows:

(a) On the Policy Date, the Guaranteed Minimum Death Benefit equals the initial Premium.

(b) After the Policy Date and until the first Policy Anniversary, the Guaranteed Minimum Death Benefit is the total of all Premiums paid less any partial withdrawals.

(c) After the first Policy Anniversary but before the "target date," (the Policy Anniversary when the Insured is Age 75), the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the total of all Premiums paid less all partial withdrawals; and (2) is the highest "Anniversary Value." "Anniversary Value" is the Account Value on any Policy Anniversary less all subsequent partial withdrawals.

(d) On or after the "target date", the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the total of all Premiums paid less all partial withdrawals and (2) is the highest Anniversary Value, as defined above in (c), as of the "target date," less all partial withdrawals after the "target date." If there are two Insureds, the Guaranteed Minimum Death Benefit ends based on the Age of the younger Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

(e) Notwithstanding items (a) through (d) above, if the Insured is Age 75 or older on the Policy Date, the Guaranteed Minimum Death Benefit is the total of all Premiums paid less all partial withdrawals.

(f) If the Policy is issued for two (2) Insureds, the "target date" is based on the age of the younger Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured. This also applies if, as of the Policy Date, the younger Insured is younger than Age 75.

[13]  .....Would  you  please  provide  examples  of how the  Death  Benefit  is determined? Below are six examples of how the Death Benefit is determined. Each example assumes the death claim becomes payable exactly on the stated Policy Anniversary. Values shown are hypothetical, including the amount of Premiums paid, the Account Values shown as of the date the death claim is payable and the Guaranteed Minimum Death Benefit then applicable.

The first three examples illustrate death benefit Option A. The first example is a situation where the Death Benefit equals the Specified Amount. The second is an example where the Death Benefit is the Minimum Required Death Benefit. The third is an example where the Death Benefit is the Guaranteed Minimum Death Benefit.

Examples four through six illustrate death benefit Option B. The fourth example is a situation where the Death Benefit is the Specified Amount plus the Account Value. The fifth is an example where the Death Benefit is the Minimum Required Death Benefit. The sixth example is a situation where the Death Benefit is the Guaranteed Minimum Death Benefit. In reviewing the examples for Option B, please remember that the sum of the Specified and the Account Value is compared to the Minimum Required Death Benefit and the Guaranteed Minimum Death Benefit.

The third and sixth examples assume that positive investment performance significantly increased Account Value, which was then followed by a period of substantial negative investment performance.

Each example assumes that we issue a Policy to a 50 year old man who qualifies for the No Tobacco use class, we issued the Policy 6 months after his 50th birthday, the Policy has a Specified Amount of $100,000 and there have been no withdrawals. Please remember that these examples show the Death Benefit, and that the Death Proceeds equal the Death Benefit reduced by any Debt and increased by any required interest.


     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
        Death         Total           Policy      Account Value     Specified        Minimum        Guaranteed    Death Benefit
       Benefit    Premiums Paid    Anniversary                        Amount         Required     Minimum Death
       Option                        Claim is                                     Death Benefit      Benefit
                                     Payable
                  --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          A             $ 15,000         1               $15,500        $100,000         $40,018         $15,500       $ 100,000
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          A              105,000        12               185,000         100,000         345,527         185,000         345,527
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          A              105,000        20                50,000         100,000          76,653         200,000         200,000
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          B               15,000         1                15,500         100,000          40,018          15,500         115,500
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          B              105,000        20               200,000         100,000         306,611         200,000         306,611
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------
          B              105,000        25                50,000         100,000          69,169         200,000         200,000
     ------------ --------------- --------------- --------------- --------------- --------------- --------------- ---------------


[14] .....Does  choosing  between Options A and B affect anything other than the
Death Benefit? Yes. Choosing Option A or Option B affects the Net Amount at Risk which will have an impact on the amount you pay in cost of insurance charges. Option B initially has a higher Net Amount at Risk which will result in a higher cost of insurance charge. It may also have an impact on what you might pay upon surrender. How these charges work are discussed in more detail below in the section on Costs. An increase in charges has a negative impact on the growth of your Account Value. A decrease in charges has a positive impact on the growth of your Account Value.

[15]  .....Who  chooses  which  option to use?  You  choose  the  option on your
Application for a Policy. If you do not elect a Death Benefit option on your Application we will review the Application to determine if our underwriting requirements are met. However, we will require you to elect either Option A or Option B prior to issuing a Policy.

[16] .....May I change the Death Benefit option or the Specified  Amount?  While the Insured is alive, you may request to change the Death Benefit option or to increase or decrease the Specified Amount to meet changing needs or goals.

Any change to the Death Benefit option is subject to our acceptance and our rules, which include, but are not limited to the following:

     1. Any change must take effect after the first Policy Year.
     2. We only permit one such change per Policy Year.
     3. We must receive the request In Writing at our Office.
     4. We may require satisfactory evidence of insurability for any change that prospectively increases the Net Amount at Risk.
     5. If evidence of insurability is required, we will not accept the request if the Insured(s) is over our then current maximum age for issuing a Policy.
     6. We may require you to sign an acknowledgment that you understand the impact or potential impact of the change on the tax treatment of your Policy, particularly if the change results or may result in your Policy becoming a MEC. Changing between Option A and Option B also may have an impact on whether a Policy is treated as a MEC. Therefore, you should consult with a competent tax advisor before requesting a change.
     7. If we grant any such request, it will take effect on the Monthly Processing Day occurring on or immediately following the date we agree to such a change.
     8. On the date the change takes effect, there will be no change in the Death Benefit. That means that, if you change from Option A to Option B, the Specified Amount will be reduced.

Any change to the Specified Amount is subject to our rules, which include, but are not limited to the seven rules outlined above for changing the Death Benefit option, plus the following additional rules:

1.   The amount of any increase or decrease may not be less than $5,000.

2. The Specified Amount after any decrease may not be less than $50,000 (single life Policy) or $100,000 (joint life Policy).

3. No decrease in the Specified Amount is permitted during the first five Policy Years or during the five calendar years subsequent to any increase in Specified Amount.

[17] .....What  other parts of the Policy are affected if I change the Specified
Amount? Increasing the Specified Amount initially results in a higher Death Benefit, unless the increased Specified Amount would then not exceed the Minimum Required Death Benefit or the Guaranteed Minimum Death Benefit. When the Death Benefit is increased in this way, it initially increases the Net Amount at Risk, and therefore, the cost of insurance charge. Decreasing the Specified Amount generally has the opposite effects. Changing the Specified Amount could affect the maximum Premiums you may pay, as well as the Maximum Annual Assessable Premium. Also, if your policy is not deemed to be a MEC, changing the Specified Amount may affect how much Premium you may subsequently pay without the Policy becoming a MEC.


[18] .....How are Death  Proceeds  paid? We pay the Death Proceeds as a lump sum or in accordance with the terms of whatever settlement options we then make available to Beneficiaries. Generally, Beneficiaries can choose a lump sum or one of the settlement options we make available. However, you may choose the method of payment for your Beneficiaries if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.


                          ACCOUNT VALUE AND CASH VALUE


[19] .....What is the Account Value?  The Account Value is the value of a Policy before any deduction for any contingent deferred sales charge and before any reduction for any Debt. It is the total of the Account Value allocated to each Sub-account and any Fixed Allocations plus any Account Value in the Loan Account. You may allocate Account Value to the variable investment options, which are each of the Sub-accounts of the Separate Account, or to Fixed Allocations. Any portion of the Account Value maintained in the Loan Account serves as collateral for outstanding Policy loans.


[20] .....How does American Skandia  determine the Account Value in the variable investment options? On each Valuation Date, the Account Value in any variable investment option you utilize equals the number of Units you then maintain in that investment option multiplied by that investment option's then current Unit Price. When you allocate all or a portion of the Premium to an investment option or when you transfer Account Value into a variable investment option, Units are purchased using the then current Unit Price. When you take all or a portion of a distribution or benefit from a variable investment option or you transfer Account Value from a variable investment option, Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

[21]  .....How  does  American  Skandia  determine  the Account  Value for Fixed
Allocations? We credit a fixed rate of interest to Fixed Allocations. From time to time we declare interest rates applicable to new Fixed Allocations. If you make a Fixed Allocation, we credit the rate then in effect to that Fixed Allocation until the next Policy Anniversary. Once that Policy Anniversary is reached, we credit, for the next Policy Year, the then current rate applicable to new Fixed Allocations. This applies to all your Fixed Allocations then in effect. During each subsequent Policy Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

The Policy offered pursuant to this Prospectus includes Fixed Allocations. These Fixed Allocations are not registered as a security with the Securities and Exchange Commission under either the Securities Act of 1933 or the Investment Company Act of 1940. The Fixed Allocations are not subject to these Acts. Information about the Fixed Allocations is included in this Prospectus to help with your understanding of the features of the Policy. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.

[22]  .....How  does  American  Skandia  determine  the interest  rate for Fixed
Allocations? We determine the interest rate applied to Fixed Allocations based on our assessment of the earnings we expect to achieve when investing to support these obligations, our costs, competition, profit targets and other factors. We have sole discretion to determine the rates. However, the interest rate will never be less than 3.0% per year, compounded yearly.

[23]  .....How  does  American  Skandia  determine the Account Value in the Loan
Account? As of the date of this Prospectus, we currently credit interest to Account Value in the Loan Account at the rate of 6.0% per year, compounded yearly. However, to the extent permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

[24] .....What is the Cash Value? The Cash Value is the total Account Value less any contingent deferred sales charge, unpaid charges and Debt.

[25]  .....Do I have to  maintain a minimum  Cash  Value?  There must  always be enough Cash Value so that, on any Monthly Processing Date, the Cash Value is sufficient to pay for the charges then due. If the Cash Value is insufficient to pay for the charges, we send you a notice giving you a 61-day "grace period" to send us a required amount. If the Cash Value at the end of the grace period, after deduction for all previously unpaid charges, is zero or less, the Policy ends without value, unless the guaranteed continuation provision applies. This provision is discussed in the section "Keeping the Policy In Force".

                               CASH VALUE CREDITS

[26] .....What are Cash Value Credits, and how do I get them? Cash Value Credits are amounts we credit to your Account Value, where permitted by law. We provide these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger. We determine if your Policy is eligible for a Cash Value Credit on each Policy Anniversary. Your Policy's eligibility for Cash Value Credits may change from year to year. The Cash Value trigger depends on the total amount of Premiums paid. Whether your Cash Value meets or exceeds the trigger depends on the investment performance of the investment options, partial withdrawals, Debt and whether you pay back any loans or loan interest.

[27] .....What is the Cash Value trigger?  The Cash Value trigger is 200% of the
Premiums you pay. Please note, even if your Account Value is greater than the Cash Value trigger, you may not have reached the trigger amount, since the Cash Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

[28] .....How much is added to my Account Value? The Cash Value Credit,  if any, added to your Account Value equals 0.50% of the Cash Value on the applicable Policy Anniversary. The following examples illustrate how this works:

(a) Assume that the total amount of Premiums paid is $70,000. Assume that on the 14th Policy Anniversary the Cash Value is $150,000. The Cash Value trigger is 200% of $70,000, which is $140,000. The amount to be added to the Account Value is 0.50% of $150,000, which is $750.

(b) For the same Policy, assume that the Cash Value on the 15th Policy Anniversary is $115,000, due to a combination of investment performance and a loan of $25,000 in the middle of the Policy Year. The Cash Value trigger for this Policy remains $140,000. Therefore, no Cash Value Credit is provided on the 15th Policy Anniversary.

(c) For the same Policy, assume that the Cash Value on the 16th Policy Anniversary is $160,000, due to a combination of investment performance and repayment of the loan and loan interest. The Cash Value trigger remains $140,000. The amount to be added is 0.50% of $160,000, which is $800.

[29] .....Who pays for the Cash Value Credits, and how are they paid? We pay for any Cash Value Credits out of our general account. We allocate any Cash Value Credits due on the applicable Policy Anniversary to the variable investment options and Fixed Allocations in which you then maintain Account Value. We make the allocations pro-rata based on the Account Value in the variable investment options and any Fixed Allocations on the applicable Policy Anniversary. No allocation is made to the Loan Account.
Cash Value Credits cannot be used to repay Debt.

                                      COSTS


[30] .....What  kinds of charges are there for this Policy?  The Policy has five
(5) different kinds of charges: (1) charges we deduct from Premiums; (2) charges we assess daily against assets maintained in the Separate Account, which only apply to the Account Value you allocate to the variable investment options; (3) charges we deduct monthly from the Account Value and which are due in all Policy Years to Age 100; (4) charges we deduct monthly from the Account Value only for the first ten Policy Years; and (5) "contingent" charges, which are those charges that you only pay in certain specified circumstances. There also are fees and expenses charged by the Portfolios.


[31]  .....What  charges are deducted from  Premiums?  We deduct a percentage of each Premium in relation to state and local premium taxes we may incur on that Premium, and an amount in relation to our Federal taxes. We deduct these charges before we allocate the net amount to the investment options.

[32] .....How much is charged for premium  taxes?  The amount we charge is based on the rates determined by state and local governments. In most jurisdictions these rates range for 0% to 3.5% of each Premium. The actual percentages we charge for the states and the District of Columbia as of the date of this Prospectus are found in Appendix C.

[33]  .....What is the charge in relation to the Company's  Federal  taxes?  The
Code requires a life insurer to capitalize an imputed acquisition expense, thereby increasing its tax liability over what it would be without this special provision. The tax liability created by this imputed acquisition expense is sometimes referred to as a "deferred acquisition cost" tax, or "DAC" tax. To reimburse us for this special insurance company tax at a rate we believe to be reasonable in relation to the liability, we deduct an amount equal to 1.15% of each Premium.


[34] .....What are the charges  assessed  against the Separate  Account and when are they paid? We assess a mortality and expense risk charge and an administration charge against the assets in the Separate Account. The mortality and expense risk charge is 0.90% per year. The mortality and expense risk we assume is that charges and fees under the Policy will be insufficient to meet our long-term costs and expenses in issuing, administering and paying claims based on our obligations under the Policy. The charge for the administrative expenses connected with operating the Separate Account is 0.25% per year. We assess these charges each Valuation Period against the daily value of each Sub-account. We reserve the right to assess the Separate Account for any taxes that may be attributed to it. Currently, no such charge for taxes is assessed.


[35] .....What  monthly charge applies in all Policy Years to Age 100? We deduct the cost of insurance charge until the Policy Anniversary on or immediately after the Insured's 100th birthday. For Policies with two Insureds, this is the Policy Anniversary on or after the 100th birthday of the younger Insured, or if that person is deceased, what would have been that Insured's 100th birthday. We take this charge from your Account Value each Monthly Processing Day.

[36]  .....How  much is the  cost  of  insurance  charge?  The  monthly  cost of insurance charge is determined by multiplying the current monthly cost of insurance rate by the Net Amount at Risk. To that amount we add a cost of insurance fee. The current cost of insurance rates and cost of insurance fee are subject to change; however, the combination will not exceed the product of the guaranteed maximum cost of insurance charge multiplied by the Net Amount at Risk. The cost of insurance charge is not a constant dollar amount.

Please note that in calculating the Net Amount at Risk, the Death Benefit that would then apply is the highest of the Minimum Required Death Benefit, the Guaranteed Minimum Death Benefit or, the Specified Amount (for Option A), or the sum of the Specified Amount plus the Account Value (for Option B). The cost of insurance rates increase as the Insured ages, although the rates may not increase each Policy Year. We reserve the right to vary the rates per thousand of Net Amount at Risk based on either the Net Amount at Risk or on the Specified Amount.

We reserve the right to adjust current monthly cost of insurance rates by an underwriting factor. As of the date of this Prospectus, we were not making any such adjustments.

The guaranteed maximum monthly cost of insurance charges for Policies with one Insured are shown in Appendix D. The current monthly cost of insurance rates as of the date of this Prospectus for Policies with one Insured are shown in Appendix E. Corresponding rates for two proposed Insureds are available from us upon request. A detailed explanation of how we calculate the current monthly cost of insurance charges and a sample calculation are provided in Appendix F.

[37]  .....What  is  the  guaranteed  maximum  cost  of  insurance  charge?  The guaranteed maximum cost of insurance charge is different at each Age. The guaranteed maximum cost of insurance charge depends on the risk class of each Insured. We base the guaranteed maximum charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Smoker/Non-Smoker Table, age last birthday. However, if required by law, unisex charges will apply, and we will use a unisex variation of that table.

[38]  .....What  monthly  charges  apply only for a  specified  number of Policy
Years? We deduct a sales charge for a specified number of Policy Years.

[39] .....How much is the sales charge and when do I pay it? We deduct the sales charge during the first ten (10) Policy Years. It is a percentage of your Account Value and is the equivalent of 0.40% per year. We deduct this charge from your Account Value each Monthly Processing Day.

There are certain circumstances which may result in reduction or elimination of the sales charge. These are exactly the same circumstances that may result in reduction or elimination of the contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[40] .....What are the contingent  charges?  The contingent charges are: (1) the contingent deferred sales charge; (2) the transfer fee; and (3) the partial withdrawal transaction fee.

[41] .....How much is the contingent  deferred sales charge, and when must I pay it? The  contingent  deferred  sales  charge is a percentage  of the  Assessable
Premium  paid.  It is charged if you  surrender  the Policy during the first ten
(10) Policy Years, unless the Policy qualifies for a medically-related waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver".

The percentages that we assess against Assessable Premium upon a surrender are as follows:

                   ---------------------- -------------------
                          Policy Year         Percentage (%)
                   ---------------------- -------------------
                   ---------------------- -------------------
                             1                    10
                   ---------------------- -------------------
                   ---------------------- -------------------
                             2                    9
                   ---------------------- -------------------
                   ---------------------- -------------------
                             3                    8
                   ---------------------- -------------------
                   ---------------------- -------------------
                             4                    7
                   ---------------------- -------------------
                   ---------------------- -------------------
                             5                    6
                   ---------------------- -------------------
                   ---------------------- -------------------
                             6                    5
                   ---------------------- -------------------
                   ---------------------- -------------------
                             7                    4
                   ---------------------- -------------------
                   ---------------------- -------------------
                             8                    3
                   ---------------------- -------------------
                   ---------------------- -------------------
                             9                    2
                   ---------------------- -------------------
                   ---------------------- -------------------
                            10                    1
                   ---------------------- -------------------
                   ---------------------- -------------------
                             11+                  0
                   ---------------------- -------------------

[42] .....How does  American  Skandia  determine  the  Assessable  Premium?  The
Assessable Premium equals the total Premiums less the total Exempt Premiums.

[43]  .....What are Exempt  Premiums?  Exempt  Premiums are the amounts  against which we will not charge a contingent deferred sales charge upon surrender or withdrawal.

[44] .....How does American  Skandia  determine which Premium amounts are Exempt
Premiums? Exempt Premiums are that portion of Premiums paid in any Policy Year that exceeds the Maximum Annual Assessable Premium.


[45]  .....What is the Maximum  Annual  Assessable  Premium?  The Maximum Annual
Assessable Premium is an amount per thousand of Specified Amount. The amount is cumulative from year to year. For example, if your Maximum Annual Assessable Premium is $5,000 and you make a Premium payment of $4,000 in Policy Year 1, in Policy Year 2 your Maximum Annual Assessable Premium is $5,000 plus $1,000 from Policy Year 1, or $6,000. The Maximum Annual Assessable Premium depends on the Age, risk class and, where permitted, gender of the Insured. The Maximum Annual Assessable Premium is increased if you increase the Specified Amount, and is decreased if you decrease the Specified Amount. We have provided a table in Appendix G of the Maximum Annual Assessable Premium for Policies with one Insured.


[46] .....Please  provide examples of what it would cost to surrender the Policy
The following are two hypothetical examples of how much it would cost to surrender the Policy. In each example, it is assumed that neither the Specified Amount nor the Death Benefit option is changed after the Policy Date.

         (1) In this first example, assume that the Policy is a New Policy. Assume also: (a) the Maximum Annual Assessable Premium is $10,000;
              (b) $10,000 of Premium was paid in each of Policy Years 1 through 5, for a total of $50,000; (c) the Policy is being surrendered in Policy Year 6; and (d) at the time of surrender, the Account Value is $75,000.

              Given these facts, the Assessable Premium equals the Premiums paid. No amount paid in any Policy Year exceeded the Maximum Annual Assessable Premium. The contingent deferred sales charge for a surrender in Policy Year 6 is 5% of the Assessable Premium (5% of $50,000 or $2,500). The amount payable upon surrender would be $75,000 less $2,500, which equals $72,500

         (2) In this second example, assume that the Policy is an Exchange Policy. Assume also: (a) the Maximum Annual Assessable Premium is $10,000; (b) the proceeds of the exchange were $50,000, which was the initial Premium, and $5,000 of subsequent Premium was paid in the second Policy Year; (c) the Policy is being surrendered in Policy Year 6; and (d) at the time of surrender, the Account Value is $85,000.

              Given these facts, the Assessable Premium is less than the Premiums paid. The amount of Premium paid in the first Policy Year over $10,000 is Exempt Premium. Since $50,000 was paid in the first Policy Year, the amount of the Exempt Premium paid in that Policy Year was $50,000 minus $10,000, which is $40,000. There was no Exempt Premium in the second Policy Year, since $5,000 is less than the applicable Maximum Annual Assessable Premium for the second Policy Year, which is $10,000. Since there has not been a change to the Specified Amount or Death Benefit option, the percentage to be assessed will be assessed against $55,000 of Premium less $40,000 of Exempt Premium, which equals $15,000. The contingent deferred sales charge for a surrender in Policy Year 6 is 5% of the Assessable Premium (5% of $15,000 or $750). The amount payable upon surrender would be $85,000 less $750, which is $84,250.

[47] .....Are  there any situations in which the sales charge and the contingent deferred sales charge are reduced or eliminated? From time to time, and to the extent permitted by law, we may reduce the amount of the sales charge and the contingent deferred sales charge, the period during which such charges apply, or both, when Policies are sold to persons or groups of persons in a manner that reduces sales expenses. We would consider such factors as: (a) the size and type of group; (b) the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent deferred sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy issued pursuant to this Prospectus is: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f) above; (h) the parents of such person noted in (b) through (g) above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

[48]  .....How much is the transfer fee and when must I pay it? We charge $10.00 for every transfer after the 12th in each Policy Year. That includes transfers into a Fixed Allocation and any transfers from a Fixed Allocation unless the transfer occurs on a Policy Anniversary. It does not include transfers made as part of any dollar cost averaging program we offer. For this purpose, all transfers occurring during the same Valuation Period are considered one transfer. We assess the transfer fee at the time of any transfer which is subject to the fee.

[49] .....How much is the partial  withdrawal  transaction  fee, and when must I pay it? We charge $25.00 as a transaction fee for each partial withdrawal unless the partial withdrawal qualifies as a medically-related withdrawal. This amount is deducted separately from your Account Value.

[50] .....How are charges  deducted from Account  Value?  We deduct charges from your investment options pro-rata based on the Account Value in each investment option. If you maintain Account Value in more than one Fixed Allocation in a Policy Year, any applicable charges will be deducted on a "last-in, first-out" basis, starting with the last Fixed Allocation that was made prior to the Monthly Processing Date the deduction is made. Upon surrender or withdrawal, we assess charges against the investment options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.


[51]  .....What  charges do the  Portfolios  make?  We do not assess any charges against the Portfolios. However, each Portfolio charges a total annual fee comprised of an investment management fee and operating expenses. Expenses for the Portfolios are provided in the "Variable Investment Options" section below. More detailed information about fees and charges can be found in the prospectuses for the Portfolios.


                                 BUYING A POLICY

[52]  .....How do I buy a Policy?  We require that our standards be met and that we receive a Premium before we issue a Policy. We need information to determine if those standards have been met. We require you to submit an Application as part of our effort to gather the needed information. We may require additional information, including, but not limited to, some of the Insured's medical records. We may also require the Insured to take certain medical tests. As part of our standards, we will not issue a Policy if, as of the Policy Date, the Insured would be older than Age 80 for single life cases and younger than Age 18 or older than Age 80 for joint life cases. If our standards are not met and we received a Premium, we will return an amount equal to the Premium to you. No interest will be paid.

To the extent permitted by law, we reserve the right to apply differing standards of insurability to persons who may be part of a group or who may qualify, for some other reason, as part of a different class. Such classes may include, but are not limited to, persons seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity contract, or proceeds of a redemption from another financial product, such as mutual funds. One of the criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy, contract, or financial product for a specified period of time.

[53]  .....When do I pay the initial  Premium?  You may submit  Premium with the
Application if the Insured meets certain medical underwriting criteria.

If any portion of any Premium is to be received as part of a replacement of a life insurance policy (whether or not a tax-free exchange), endowment or annuity policy then we must receive all our requirements In Writing for all such replacements as of the same date. This date must be prior to the date we decide to issue a Policy. Replacements are subject to our acceptance.

If we do not accept Premium with the Application or you chose not to submit a Premium with the Application, we will notify you if and when we have accepted the Application and agreed, subject to submission of the Premium, to issue a Policy. We will let you know at that time the minimum and maximum amounts we accept as the initial Premium. We will not issue a Policy until we receive at least the minimum initial Premium at our Office.

You may choose to use our funds transfer authorization procedures as part of buying a Policy. If you elect this procedure, you authorize us to redeem funds from one or more financial institutions with which you currently maintain funds and use those funds to pay Premium. You must do so In Writing using a form that authorizes us to obtain such funds only if and when we have determined that the Application meets our standards for issuing a Policy. If you use this procedure, you must provide us with all such authorizations simultaneously.

[54]  .....What is the initial  Premium?  There is not a fixed amount of initial
Premium. Instead, we accept a range of initial Premium between a minimum and a maximum. The minimum and maximum depends on the Specified Amount and the Insured's age, risk class and gender, where permitted, as of the Policy Date.

[55]  .....What is the maximum  initial  Premium I can pay? The maximum  initial
Premium we accept equals the maximum amount that can be paid without increasing the Death Benefit on the Policy Date. However, if you submit any Premium before we have determined whether you meet our requirements for issuing a Policy, we will not accept more than $500,000 without prior Home Office approval.

[56] .....What is the minimum  initial Premium I can pay? The minimum Premium we generally accept as an initial Premium is one fourth (1/4th) of the Maximum Annual Assessable Premium. We may accept less under certain circumstances, such as when you authorize periodic withdrawals from an account you may have with a bank or other financial institution in amounts designed to cumulatively pay amounts equal to at least one fourth (1/4th) of the MEC Threshold Amount.

[57]  .....Will  you  accept  my  initial  Premium  if it causes my Policy to be treated as a MEC? We will not apply the portion of an initial Premium that we believe would require us to treat your Policy as a MEC unless you acknowledge In Writing before the Policy Date that we will treat the Policy as a MEC. If we do not receive such notification, we will return to you the difference between the amount you submitted and the amount we will apply as the initial Premium. However, this will not apply in the case of an Exchange Policy where we receive information we believe requires us to treat the Exchange Policy as a MEC in any case.

[58] .....Am I covered while my Application is being reviewed?  We may issue you a temporary insurance agreement during the "underwriting period." The "underwriting period" is the period between the time you first apply for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance agreement may be issued if: (a) the Application is completed in full; (b) the Insured answers "no" to certain questions on the Application (these are questions we use as indicators of whether we will issue temporary insurance); (c) no Insured is under age 18; and (d) a Premium is submitted with the Application. If we issue a temporary insurance agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary insurance benefit will be payable if all the conditions of the temporary insurance agreement are satisfied. If the Insured(s) die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

We will return any Premium submitted with the Application if we cannot complete underwriting within 60 days from the date the Application is signed. If you notify us promptly, we will continue the underwriting process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium. Temporary insurance lasts no longer than 90 days.

[59]  .....What is the temporary  insurance  benefit?  If the Insured dies while temporary insurance is in effect, we pay the Beneficiary the lesser of the Death Benefit that would be in effect on the Policy Date if a Policy had been issued or $250,000. This $250,000 maximum applies to all temporary insurance then in effect with us. Premium amounts in excess of this benefit are returned to you, without interest or earnings.

[60]  .....What  happens if I change my mind about  buying a Policy?  You have a
"free-look" period during which you can change your mind about buying a Policy. The free-look period is never less than 10 days from the date you receive your Policy. It may be longer depending on the applicable state law and the circumstances of your purchase. If you return your Policy to us within the free-look period, we generally will return the greater of (1) the Premiums paid, or (2) your Account Value plus an amount that equals any premium tax and DAC tax deducted and any charges deducted from your Account Value. However, if you have submitted a "return waiver," we will return only your Account Value plus any premium and DAC taxes deducted and any charges deducted from your Account Value. This may be more or less than the Premiums paid.

[61]  .....How  and when is my  initial  Premium  invested?  We invest  your Net
Premium, which is the Premium less the charges deducted from each Premium and any charge for optional additional benefits (should you elect such benefits). We invest the initial Net Premium on the Policy Date. You can request that we allocate the initial Net Premium using one or more variable investment options and/or a Fixed Allocation. However, we initially invest the portion of the initial Net Premium that you indicate you want invested in variable investment options in the AST Money Market Sub-account, unless you submit a "return waiver" In Writing before the Policy Date, where permitted by law. This also applies to any additional Premium we receive during the "free-look" period discussed below. A return waiver is an election by you to invest as soon as possible in the variable investment options of your choice. If you submit a "return waiver" and then decide to return your Policy during the "free-look" period, you may receive back less than the Premium. Generally, we transfer the Account Value in the AST Money Market Sub-account to the variable investment options you request as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy. However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

[62] .....How do I choose how much of this type of life  insurance to buy, which
Death Benefit Option to use and how much Premium to pay? The Death Benefit Option, Specified Amount and the program of Premium payments that is right for your needs depends on your particular circumstances and the reasons you are buying a Policy. You and your financial representative should discuss your needs and financial goals before applying for a Policy.

                           VARIABLE INVESTMENT OPTIONS

[63]  .....What  are the  investment  objectives  and  policies of the  variable investment options? What charges are made by the Portfolios in which these options invest? Each variable investment option is a Sub-account of the Separate Account. Each Sub-account invests exclusively in an underlying mutual fund or one portfolio of an underlying mutual fund. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. You should carefully read the prospectuses for any Portfolio in which you are interested. To assist you in determining which Portfolios may be of interest to you, we have provided below a list of the Portfolios, their investment objectives (in italics) and a short, summary description of their key policies. Next to each Portfolio's investment objective and policies is the investment management fee, other expenses, and the total annual expense for such Portfolio. The total annual expense is the sum of the investment management fee and other expenses. Each figure is stated as a percentage of the Portfolio's average daily net assets. Except as noted, all expenses shown are after any applicable reimbursement or waiver of fees. These percentages are fees for the calendar year that ended December 31, 1998. Those Portfolios below that are marked with an asterisk (*) have not been in operation for a full year. Therefore, the expenses shown are estimated and annualized. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by the Company.





--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST Money Market: seeks to maximize current income and maintain high levels of
     CAPITAL        liquidity.  The Portfolio attempts to accomplish its objective by maintaining a
  PRESERVATION      dollar-weighted average maturity of not more than 90 days and by investing in        0.50%    0.16%    0.60%(1)
                    securities which have effective maturities of not more than 397 days.
                    ---------------------------------------------------------------------------------- --------- --------- --------
------------------- ----------------------------------------------------------------------------------
                    AST PIMCO Limited Maturity Bond: seeks to maximize total return,  consistent with
 SHORT-TERM BOND    preservation  of capital and prudent  investment  management.  The Portfolio will
                    invest  in  a  diversified  portfolio  of  fixed-income   securities  of  varying
                    maturities.  The average portfolio duration of the Portfolio  generally will vary    0.65%      0.21%    0.86%
                    within  a  one-  to  three-year  time  frame  based  on  the
                    Sub-advisor's forecast for interest rates.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
    LONG-TERM       AST PIMCO Total  Return Bond:  seeks to maximize  total  return  consistent  with
       BOND         preservation  of capital and prudent  investment  management.  The Portfolio will
                    invest  in  a  diversified  portfolio  of  fixed-income   securities  of  varying    0.65%     0.18%    0.83%
                    maturities.  The average portfolio duration of the Portfolio  generally will vary within  a  three-  to  six-year  time  frame  based  on  the
                    Sub-advisor's forecast for interest rates.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Federated High Yield:  seeks high current income by investing  primarily in a diversified  portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities ("junk
 HIGH YIELD BOND    bonds"). These fixed income securities may include preferred stocks,  convertible
                    securities,  bonds, debentures, notes, equipment lease certificates and equipment    0.75%     0.20%    0.95%
                    trust  certificates.  A fund that invests  primarily in lower-rated  fixed income securities  will be subject to greater  risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater  than many equity funds.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST T. Rowe Price  International  Bond:  seeks to provide high current income and capital growth by investing in high-quality,  non  dollar-denominated  government and corporate  bonds  outside the United  States.  The  Portfolio  will invest at least 65% of its assets in high-quality,  non-U.S.  dollar denominated government
  INTERNATIONAL     and  corporate  bonds  outside  the  United  States.  The  Sub-advisor  bases its
       BOND         investment  decisions on fundamental market factors,  currency trends, and credit
                    quality.  The Portfolio  generally  invests in countries where the combination of    0.80%     0.31%     1.11%
                    fixed-income  returns and currency  exchange  rates  appears attractive, or, if the currency trend is unfavorable,  where the  Sub-advisor  believes  that  the currency  risk can be minimized through hedging. The Portfolio may also invest up to 20% of its assets in below  investment-grade, high-risk bonds ("junk  bonds"), including  bonds in default or those with the lowest rating.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------


--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST T. Rowe Price  Asset  Allocation:  seeks a high  level  of total return  by
                    investing  primarily in a diversified portfolio of fixed  income   and   equity
                    securities.   The Portfolio  normally  invests approximately  60% of its total
ASSET ALLOCATION    assets  in equity  securities and  40% in fixed income securities. The               0.85%      0.24%     1.09%
                    Sub-advisor  concentrates  common  stock  investments in  larger,   more
                    established  companies, but the Portfolio  may include small and medium-sized
                    companies with good growth  prospects.   The fixed income  portion of  the
                    Portfolio will be  allocated  among investment  grade  securities,  high yield or "junk"  bonds, foreign high quality debt securities and cash reserves.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current income. The Sub-advisor intends to maintain  approximately 60% of the Portfolio's assets in equity  securities  and the  remainder  in bonds and other fixed income
  BALANCED          securities.  Both the  Portfolio's  equity  and  fixed  income  investments  will    0.85%     0.28%      1.13%
                    fluctuate  in value.  The  equity  securities  will  fluctuate  depending  on the performance  of the  companies  that issued  them,  general  market and  economic conditions,  and  investor  confidence.  The  fixed  income  investments  will be affected  primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST AIM Balanced: seeks to provide a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.  The Portfolio
  BALANCED          attempts to meet its objective by investing, normally, a minimum of 30% and a
                    maximum of 70% of its total assets in equity securities and a minimum of 30% and    0.74%    0.26%    1.00%(2)
                    a maximum of 70% of its total assets in non-convertible debt securities.  The
                    Sub-Advisor  will primarily  purchase equity  securities for growth of capital and debt securities for income purposes.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Cohen & Steers Realty: seeks to maximize total return through investment in
                    real estate securities.  The Portfolio  pursues its   investment objective   by
   REAL ESTATE      seeking, with approximately equal emphasis, capital growth and current income.
      (REIT)        Under normal circumstances, the Portfolio will invest substantially all of its
                    assets in the equity securities of real estate companies, i.e., a company that       1.00%      0.30%     1.30%
                    derives at  least 50% of  its revenues  from  the ownership,   construction,
                    financing, management or sale of real estate or that has at least 50% of its assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST INVESCO  Equity  Income:  seeks high  current  income while  following  sound investment practices.  Capital growth potential is an additional,  but secondary,
  EQUITY INCOME     consideration  in the selection of portfolio  securities.  The Portfolio seeks to
                    achieve its objective by investing in  securities  that will provide a relatively    0.75%      0.18%     0.93%
                    high  yield and  stable  return  and that,  over a  period of years, may also
                    provide capital appreciation.   The Portfolio normally   will  invest  at  least
                    65%  of  its  assets  in dividend-paying   common  stocks  of  domestic  and
                    foreign issuers.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Bankers Trust Enhanced 500: seeks  to  outperform the   Standard & Poor's 500
                    Composite Stock Price Index (the "S&P 500(R)") through stock selection resulting
  ENHANCED INDEX    in different weightings of common stocks relative to the index.   The Portfolio
                    will invest in the common stocks of companies included in the S&P 500(R).   The      0.60%      0.26   0.80%(3)
                    majority of the issues held by the Portfolio will have neutral weightings  to the
                    S&P  500, but approximately 100 will  be over- or  under-weighted relative to the index.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------




--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                 AST American Century Income & Growth: seeks capital growth with current income
   GROWTH        as a secondary objective.  The Portfolio invests primarily in common stocks that
     &           offer potential for capital growth, and may,  consistent with  its investment
   INCOME        objectives, invest in stocks that offer potential for current income.  The              0.75%    0.25%    1.00%(4)
                 Sub-adviser utilizes a quantitative management technique with a goal of building an equity  portfolio that provides  better returns than the S&P 500
                 Index  without taking  on  significant  additional  risk  and  while attempting to create a dividend yield that will be greater than the
                 S&P 500 Index.

--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                 AST Lord Abbett Growth and Income:  seeks long-term growth of capital  and
   GROWTH        income  while  attempting  to avoid  excessive fluctuations  in market value.
     &           The Portfolio  normally will invest in common  stocks (and  securities
   INCOME        convertible into common stocks).  The Sub-advisor  will take a value-oriented          0.75%    0.16%    0.91%
                 approach, in that it will try to keep the Portfolio's assets invested in securities that are selling at reasonable prices in relation to their value.
                 The stocks that the Portfolio will normally invest in are those of seasoned companies that are expected to show above-average growth and that the
                 Sub-advisor believes are in sound financial condition.
--------------- --------------------------------------------------------------------------------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                 AST T. Rowe Price Natural Resources: seeks long-term capital growth primarily through the common stocks of companies that own or develop natural resources
NATURAL          (such as energy  products,  precious  metals,  and forest products) and other
RESOURCES        basic commodities.  The Portfolio normally invests primarily (at least 65% of           0.90%     0.26%    1.16%
                 its total assets) in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation.  The
                 Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------



--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST  JanCap  Growth:  seeks growth of capital  in a manner consistent with the preservation of capital.  Realization of income is not a significant
GROWTH              investment consideration and any income realized on the Portfolio's investments,  therefore, will be incidental to the Portfolio's objective.
                    The Portfolio  will pursue its objective by investing  primarily in common         0.90%     0.14%     1.02%(5)
                    stocks of companies that the Sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment.  The Sub-advisor generally takes a
                    "bottom up" approach to choosing investments for the Portfolio.  In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Marsico Capital Growth: seeks capital growth.  Income realization is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
  GROWTH            Portfolio will pursue its objective by investing primarily in common stocks
                    of larger, more established companies.  In selecting investments for the           0.90%     0.21%     1.11%
                    Portfolio, the Sub-advisor uses an approach that combines "top down"
                    economic analysis with "bottom up" stock selection.  The "top down" approach identifies sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.  The Sub-advisor then looks for individual companies with earnings growth potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    -----------------------------------------------------------------------------
                    AST  Neuberger  Berman  Mid-Cap  Growth:  seeks  capital growth.  The
                    Portfolio primarily  invests in the common stocks of mid-cap  companies,
GROWTH              i.e.,  companies with equity market  capitalizations  from $300 million
                    to $10 billion at the time of  investment.  The  Portfolio  is  normally           0.90%     0.17%     1.07%(6)
                    managed  using  a  growth-oriented investment  approach. The Sub-advisor looks for fast-growing  companies that are in new or rapidly evolving industries.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST  Neuberger  Berman  Mid-Cap  Value:   seeks  capital growth.  The
                    Portfolio primarily  invests  in  the common  stocks  of  mid-cap  companies.
                    Under  the Portfolio's   value-oriented  investment  approach,  the
                    Sub-advisor  looks  for  well-managed  companies  whose stock prices are
  GROWTH            undervalued and that may rise in  price before other  investors realize            0.90%     0.15%     1.05%(7)
                    their worth.  Factors that the Sub-advisor may use to identify these companies include strong fundamentals,  including a low
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Oppenheimer  Large-Cap Growth: seeks capital growth. The Portfolio seeks its investment  objective  by emphasizing  investment  in  common  stocks issued by established  large-capitalization  "growth companies" that, in the opinion of the Sub-advisor,  have above  average  earnings  prospects
 GROWTH             but are  selling at below normal prices.  At least 65% of the Portfolio's          0.90%     0.22%     1.12%(8)
                    assets normally will be invested in companies that have market capitalizations  greater than $3 billion,  and the Portfolio will normally maintain a median market capitalization greater than $5 billion.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    The Alger American Fund - Growth: seeks long-term capital appreciation.
                    Except during temporary defensive periods, the Portfolio invests at least
GROWTH              65% of its total assets in equity securities of companies that, at                 0.75%     0.04%     0.79%
                    the time of purchase, total market capitalization of $1 billion or greater.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------



--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
AGGRESSIVE          The Alger American Fund - MidCap Growth: seeks long-term capital appreciation.
GROWTH              Except during temporary defensive periods, the Portfolio invests at least
                    65% of its total assets in equity securities of companies that, at the time        0.80%     0.04%     0.84%
                    of purchase of the securities,  have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.
--------------- --------------------------------------------------------------------------------   ------------ --------- --------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST Janus Small-Cap Growth: seeks capital growth. The Portfolio pursues its objective by  normally  investing at least 65% of its total  assets in the
   SMALL            common  stocks of  small-sized companies, i.e., those  that  have  market
CAPITALIZATION      capitalizations of  less than  $1.5 billion or annual gross revenues of less         0.90%     0.22%   1.12%(9)
                    than $500 million.  As a  Portfolio that invests primarily in smaller or newer issuers, the Portfolio may be subject to greater risk of loss and share price fluctuation than funds investing primarily in larger or more established issuers.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST  Kemper  Small-Cap  Growth:   seeks  maximum  growth  of  investors'
                    capital  from a  portfolio  primarily  of growth stocks of smaller companies.
                    At least 65% of the Portfolio's total  assets  normally  will  be invested in
     SMALL          the  equity securities of smaller companies, i.e., those having a market
CAPITALIZATION      capitalization of $1.5 billion or less at the time of investment, many of
                    which would be in the early stages of their life cycle.  The Portfolio seeks         0.95%     0.60%   1.35%(10)
                    attractive areas for investment that arise from factors such as technological advances,  new marketing methods, and changes in the economy and  population.
                    Because  of the  Portfolio's  focus on the stocks  of  smaller  growth companies,  investment  in  the  Portfolio  may involve  substantially greater  than average share price fluctuation and investment risk.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Lord  Abbett  Small  Cap Value: seeks  long-term  capital  growth.  The
                    Portfolio   will  seek its  objective  through  investments  primarily in equity securities that are believed to be  undervalued in  the  marketplace.
                    The Portfolio primarily seeks companies that are small-sized, based on the
      SMALL         value of their outstanding stock. Specifically, under normal circumstances,          0.95%     0.36%     1.31%
 CAPITALIZATION     at least 65% of the Portfolio's total assets will be invested in common stocks issued by smaller, less well-known companies(with market capitalizations of less than $1 billion) selected on the basis of fundamental investment analysis. The small capitalization companies in which the Portfolio primarily invests may offer significant appreciation potential. However, smaller companies may carry more risk than larger companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST T. Rowe Price Small Company Value: seeks to provide long-term capital growth  by investing primarily in small-capitalization stocks that appear to be undervalued.  The Portfolio will normally invest at least 65% of its
                    total assets in stocks and equity-related securities of small companies ($1           0.90%     0.21%     1.11%
    SMALL           billion or less in market capitalization).  Reflecting a value approach to
CAPITALIZATION      investing, the Portfolio will seek the stocks of companies whose current stock current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises.Investing in small companies involves greater risk of loss than is customarily associated with more established companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------





--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                    Invest-     Other      Total
      STYLE/                                 INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
       TYPE                                                                                         Manage-                Annual
                                                                                                     ment                  Expenses
                                                                                                     Fee
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                    AST American  Century  International  Growth:  seeks capital growth.  The
                    Portfolio  will seek to achieve  its  investment objective by investing primarily  in equity  securities  of international  companies that the
                    Sub-advisor believes will increase in value over time.  Under normal
  INTERNATIONAL     conditions,  the Portfolio  will   invest at least 65% of its assets in
    EQUITY          equity securities of issuers from at least three countries outside of
                    the  United  States.   The  Sub-advisor  uses  a  growth investment               1.00%        0.65%       1.65%
                    strategy it  developed  that looks for companies  with  earnings and revenue  growth.  The Sub-advisor  will  consider  a number of other
                    factors in    making  investment  selections,  including the  prospects
                    for relative  economic growth among countries or regions, economic and political  conditions,  expected inflation rates, currency exchange fluctuations and tax considerations.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Founders Passport: seeks capital growth. The Portfolio normally invests primarily in securities issued by foreign companies that have market capitalizations or annual revenues of $1 billion or less.  These securities
INTERNATIONAL       may represent companies in both established and emerging economies throughout
   EQUITY           the world.  At least 65% of the Portfolio's total assets normally will be          1.00%    0.30%       1.30%
                    invested  in  foreign securities representing a minimum of three  countries.
                    Foreign securities are generally considered to involve more risk than those of U.S. companies, and securities of smaller companies are generally considered to be riskier than those of larger companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Janus Overseas Growth: seeks long-term growth of  capital.  The Portfolio pursues its objective primarily through investments in common stocks of issuers
INTERNATIONAL       from atleast five different countries, excluding the United States. Securities
   EQUITY           are generally selected without regard to any  defined allocation  among             1.00%    0.27%       1.27%
                    countries, geographic regions or industry sectors, or other similar selection procedure.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST AIM  International  Equity:  seeks capital  growth.  The Portfolio seeks to  meet  its objective  by  investing,  normally,  at least 70% of its assets in  marketable  equity securities  of  foreign  companies  that  are
INTERNATIONAL       listed  on  a recognized foreign securities exchange or traded in a                0.87%    0.26%     1.13%(11)
   EQUITY           foreign over-the-counter market.  The  Portfolio  will normally  invest in a diversified  portfolio that includes companies from at least four countries outside the United States,  emphasizing  counties of Western Europe and the
                    Pacific Basin.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST T. Rowe Price International Equity: seeks total return from long-term growth of capital and income, principally  through investments in common stocks of established,  non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for
INTERNATIONAL       the purpose of achieving a higher overall return. The Sub-advisor expects to       1.00%    0.25%       1.25%
  EQUITY            invest   substantially all of the Portfolio's assets (with a minimum of 65%)
                    in established  foreign companies. Geographic diversification will  be  wide, including both  developed  and  developing countries, and  there will normally be  at  least  three different countries represented in the Portfolio.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    Montgomery Variable Series - Emerging Markets: seeks capital appreciation, which under normal conditions it seeks by investing at least 65% of its
                    total assets in  equity securities of companies in countries having emerging       1.25%    0.56%      1.75(12)
EMERGING MARKETS    markets.  Under normal conditions, investments are maintained in at least six emerging market countries  at all times and no more than 35% of total assets are invested in any one emerging market country.
---------------     ----------------------------------------------------------------------------   ------------ --------- ---------


1 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.
2 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam Balanced portfolio).
3 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.
4 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam International Equity portfolio).
5 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.02%.
6 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of .75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
7 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
8 Prior to January 1, 1999, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth portfolio), and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of January 1, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
9 Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management, LLC as Sub-Advisor for the Portfolio (formerly the Founders Capital Appreciation portfolios).
10 This portfolio commenced operations in January 1999. The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.20%.
11 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam International Equity portfolio). 12 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.


                               ADDITIONAL PREMIUMS

[64] When may I contribute additional Premiums and how much may I pay? You may send us additional Premiums at any time before the Insured's Age 100 and while the Insured is alive unless the amount you have paid to-date equals the then current maximum we permit. The amount you may pay is flexible within the limits discussed below.

[65] When do you allocate additional Premiums? We allocate Net Premium resulting from an additional Premium payment to the investment options as of the Valuation Period we receive that Premium at our Office.

[66] How do you allocate additional Premiums among the investment options? We allocate Net Premiums resulting from additional Premium payments according to your most recent instructions to us. If you are participating in any allocation programs we agree to support, such as any program of periodic rebalancing of your Account Value among various investment options, we will allocate additional Premiums in accordance with such a program unless we receive alternate instructions.

[67] What is the most I may pay in total while I own a Policy? The maximum you may pay changes. At any particular time, it is the amount which, at that time, would not cause the Death Benefit to increase by more than the amount of the Premium. We reserve the right to require new evidence satisfactory to us that the Insured meets our underwriting standards before we agree to accept such Premium. We discuss in the section on Loans what we do if there is any outstanding Debt.

[68] What is the least amount I may pay at any one time? Unless you must make a payment to keep the Policy in force, as discussed below, the minimum amount we accept as an additional Premium depends on whether you have arranged to make periodic withdrawals from a bank or other financial institution ($100), or whether you make additional Premium payments directly ($500).

[69] Will you accept an additional Premium if it causes my Policy to be treated as a MEC? We will not apply the portion of any Premium that we believe would require us to treat your Policy as a MEC if it was not previously a MEC. However, if you provide us with a notice In Writing that you understand that the additional Premium will require us to treat your Policy as a MEC, we will accept the Premium. If you do not give us such notice, we will return the difference between the amount you submitted and any amount we apply as a Premium.

[70] How much may I pay as additional Premium if I don't want the Policy treated as a MEC? If your Policy is not being treated as a MEC, the amount of additional Premium you can pay at any time without your Policy subsequently being treated as a MEC depends on the following factors:

         (a) The Policy Year in which you want to make the payment and the Premiums previously paid: The maximum additional Premium you can pay equals the cumulative MEC Threshold Amount for the current Policy Year plus the prior Policy Years, less the cumulative total amount previously paid. For example, assume that as of the Policy Date, the MEC Threshold Amount was $10,000. Also assume that you gave us $8,000 in each of the first three Policy Years. In the fourth Policy Year, the maximum premium you can pay without the Policy being treated as a MEC equals 4 X $10,000 ($40,000) minus 3 X $8,000 ($24,000), which equals $16,000.

         (b) The Specified Amount as of the time you make the payment: How much you may pay without your Policy being treated as a MEC changes after any increase or decrease to the Specified Amount. You may pay more after an increase to the Specified Amount, subject to the maximum Premium rules noted above. You may be able to pay less in additional Premium, or may not be able to pay any further additional Premium after a change to the Specified Amount if you do not want your Policy treated as a MEC. Whether you may pay anything further will depend on the extent of the reduction to the Specified Amount.

         (c) The amount of any proceeds contributed from any prior policy if you purchased an Exchange Policy: Any proceeds contributed to an Exchange Policy reduce the MEC Threshold Amount.

                           KEEPING THE POLICY IN FORCE

[71] What is the least amount I must pay so that the Policy doesn't end? We cannot know in advance any minimum amount that will be required to keep the Policy from ending without value. This is because: (1) the charges we deduct each month are based on your Account Value, which may increase or decrease due to the performance of the investment options; (2) we retain the right to decrease or increase the current cost of insurance rates, subject to the guaranteed maximums in the Policy; and (3) you may request and we may agree to a change in the Death Benefit Option and/or the Specified Amount. If, on any Monthly Processing Day, your Cash Value is insufficient to pay the current deductions, a 61-day "grace period" begins unless the guaranteed continuation provision is then applicable, as discussed below. If you enter the grace period, we will send you a notice of how much you have to pay before the end of the grace period to keep the Policy in force.

[72] Can the Policy end because of poor investment performance? The Policy could enter the grace period because of poor investment performance combined with the deduction of the Policy's fees and charges. If that were to occur and, by the end of the grace period, there was not enough Cash Value to deduct the unpaid charges, the Policy would end, unless the guaranteed continuation provision applies.

[73] What is the guaranteed continuation provision? During the first ten Policy Years, you may qualify for a guaranteed continuation provision if: (1) the total amount of Premium you have paid is not less than a specified minimum for each Policy Month times the number of Policy Months since the Policy Date; and (2) there is no Debt. We call the specified minimum for each Policy Month the "monthly continuation amount". This amount is 1/24th of the Maximum Annual Assessable Premium. If you qualify for continuation under this provision, we guarantee that your Policy will not enter into a grace period until the 10th Policy Anniversary. For example, if the Maximum Annual Assessable Premium is $12,000, then the monthly continuation amount is $500. If your Policy was in its 20th Policy Month, the sum of the monthly continuation amounts would be $10,000. Therefore, for purposes of this example, the guaranteed continuation provision would apply in the 20th Policy Month if you had paid at least $10,000 to that point, and would apply in the 21st Policy Month if you had paid at least $10,500 up to the 21st Policy Month, assuming there is no Debt. We adjust the monthly continuation amount going forward after any increase or decrease to the Specified Amount in the first 10 Policy Years.

The Death Benefit while the Policy is kept in force by this provision is the Death Benefit in effect as of the Monthly Processing Day the grace period otherwise would have begun.

                        TRANSFERS AND ALLOCATION SERVICES

[74] May I transfer Account Value between investment options? You may transfer Account Value between investment options, but there are limits, as well as potential charges, which are discussed above in the question "How much is the transfer fee, and when must I pay it?" We permit the agent of record to make transfers on your behalf unless you give us other instructions.

[75] Are there any limits on transfers? No transfers are permitted when the Policy is in its "grace period." In order to maintain Account Value in an investment option after transferring a portion of your Account Value out of that investment option, we reserve the right to require that there be at least $500.00 in such investment option after the transfer. If, as a result of the transfer, there would be less than $500.00 in an investment option, we reserve the right to transfer the remaining Account Value pro rata to the investment option(s) that you were transferring to. We retain the right to impose a limit of not more than 12 transfers per Policy Year, including transfers involving Fixed Allocations. Unless such a limit is in effect, there is no limit on the number of transfers that only involve variable investment options, or the number of transfers from variable investment options to make Fixed Allocations. However, we do limit each transfer from Fixed Allocations that are to be effective on any day other than a Policy Anniversary to the greater of 25% of the Account Value in your Fixed Allocations or $1,000. If you make such a transfer from your Fixed Allocations, you cannot make another such transfer until either 90 days has passed or the next Policy Anniversary occurs. We also retain the right to refuse or limit transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

[76] What are 'allocation services'? Allocation services are programs that automatically transfer Account Value between investment options. We may waive or reduce the minimum amounts required for transfers noted above when your Policy is participating in certain allocation programs, including, but not limited to, static rebalancing programs. However, any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.


[77] What allocation services does American Skandia provide? We support dollar cost averaging and static rebalancing. Dollar cost averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. With static rebalancing, you choose allocation percentages for the Sub-accounts into which you allocate Account Value. However, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. Periodically, we will "rebalance" your allocations by transferring the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request.


                                      LOANS

[78] When can I take a loan? We offer loans using Account Value as collateral. Where permitted by law, we reserve the right to limit the number of loans in each Policy Year. The Insured must be alive when you take a loan (if there are two Insureds, at least one must be alive when a loan is taken). Subject to our rules, on the Policy Date we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

[79] Is this type of loan tax-free? A loan is not treated as a distribution and does not result in any taxable income unless, for any reason, we believe your Policy must be treated as a MEC.


[80] How much is available for a loan? The maximum amount available as a loan is equal to 90% of your current Account Value less any applicable contingent deferred sales charge. The minimum amount you may borrow is $1,000.


[81] What happens to the Account Value if I take a loan? When you take a loan, we transfer Account Value equal to the amount of the loan into the Loan Account. Account Value in the Loan Account is maintained in our general account. Unless you give us different instructions, we move Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

The impact of a loan on your Account Value may be positive or negative. At the time a loan is taken, there is no impact. However, if the interest rate credited to Account Value in the Loan Account is greater than what would be earned in the investment options, the loan will have a positive impact on your Account Value. If the interest rate credited to Account Value in the Loan Account is less than what would be earned in the investment options, the loan will have a negative impact on your Account Value. Because a loan can impact the Account Value, it may also have an impact on the Minimum Required Death Benefit and, possibly, the Death Benefit.

[82] What is the interest rate charged on any loan? You owe us interest on any loan at the rate of 6.0% per year, compounded yearly, in arrears. Each Policy Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

[83] Does Account Value in the Loan Account earn interest? We credit interest to Account Value in the Loan Account. We currently credit interest at the rate of 6.0% per year, compounded yearly, to the Account Value maintained in the Loan Account.
We may change this rate, but it will not be less than 5.5% per year, compounded yearly.

[84] Once a loan is taken, does American Skandia ever require more 'collateral' in the Loan Account? The Loan Account acts as collateral for any loans from us. We monitor the Debt and the Account Value in the Loan Account to assure that they are equal to each other. Therefore, on each Policy Anniversary we equalize the Debt and the Account Value in the Loan Account. If the Debt is larger due to outstanding loan interest, we transfer Account Value equal to the difference pro-rata from the investment options and add it to the Loan Account.

We also match up the Debt and the Loan Account when you repay any portion of the Debt. If the Account Value in the Loan Account then exceeds the Debt, we transfer the excess pro-rata to the investment options which you are utilizing at that time. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[85] When must I repay the loan? You are not required to repay the loan while the Insured is alive, except if you request reinstatement if the Policy lapses.

[86] What happens at the Insured's death if I have not repaid the loan? If there is any outstanding Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

[87] What happens if I repay any portion of the loan? The amount of Debt is reduced by the amount of any loan repayment. Loan repayments reduce the amount of principal and loan interest proportionately based on the ratio between principal and loan interest as of the Valuation Date the loan repayment is applied. We allocate any loan repayment to the variable investment and fixed options pro-rata based on the Account Value in each investment option as of the Valuation Period we receive your loan repayment. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[88] May I borrow from the Policy to make Premium payments? We will not accept instructions to borrow from your Policy and use the loan to make Premium payments.

[89] If I have an outstanding loan and send in money, do you use it to repay the loan or do you consider it a Premium payment? We treat such funds as Premium or loan repayment in accordance with your instructions, to the extent such instructions comply with limitations such as the then applicable maximum Premium for the Policy. If you send us funds and do not specify whether the money is to be used as a Premium or to repay a loan, we treat the money as a Premium payment to the extent such amount does not exceed the maximum Premium then allowed. We will return to you any amount that exceeds the maximum Premium then allowed.

                               PARTIAL WITHDRAWALS

[90] When can I make a partial withdrawal? We allow partial withdrawals while the Insured is alive, subject to the following limitations:

         (a) In the first ten Policy Years, we permit a partial withdrawal if such a withdrawal meets the requirements for a medically-related waiver, as described in the section "Medically Related Waiver".

         (b) After the tenth Policy Year, you may take up to the maximum partial withdrawal amount as discussed below.

         (c) At any time, you may withdraw amounts that cumulatively do not exceed the total of any Exempt Premiums less the Exempt Premiums previously withdrawn.

         (d) No partial withdrawal may be less than $1,000.

[91] How much is available as a partial withdrawal? The maximum partial withdrawal is up to 90% of the Cash Value. As a consequence of any partial withdrawal, the Specified Amount must be at least a specified minimum and your Cash Value must be at least $1,000. The specified minimum for Policies with one Insured is $50,000. The specified minimum for Policies with two Insureds is $100,000.

[92] What happens to the Account Value if I take a partial withdrawal? When you take a partial withdrawal, we reduce your Account Value by an amount equal to the amount of the partial withdrawal. Unless you give us different instructions, we take Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we take such Account Value. If you have multiple Fixed Allocations, amounts are taken on a "last in, first out" basis. Any Account Value in the Loan Account is not available for a partial withdrawal.

[93] Is there a charge for a partial withdrawal? We charge a $25.00 transaction fee on any partial withdrawal.

[94] Does a partial withdrawal affect the Death Benefit? A partial withdrawal will have an immediate impact on the Death Benefit. A partial withdrawal always reduces the Minimum Required Death Benefit, because the Minimum Required Death Benefit is based on the Account Value. A partial withdrawal also results in a reduction to the Guaranteed Minimum Death Benefit. If you are using Option B, the Specified Amount is not reduced by a partial withdrawal. If you are using Option A, the Specified Amount is reduced by the lesser of: (1) the amount of the partial withdrawal, including the amount of the transaction fee; or (2) the extent required such that, immediately after such reduction, the Specified Amount equals the higher of the recalculated Minimum Required Death Benefit and the recalculated Guaranteed Minimum Death Benefit.

If a partial withdrawal occurs on or after Age 100, it reduces the Death Benefit by the exact amount of the partial withdrawal plus the partial withdrawal transaction fee, because on or after that Age the Death Benefit equals the Account Value.

                                   SURRENDERS

[95] When can I surrender my Policy? You can surrender your Policy after the end of the free-look period as long as the Insured is alive.

[96] What is paid out when a Policy is surrendered? If you surrender the Policy, we will pay you the Cash Value.

                            ACCELERATED DEATH BENEFIT

[97] What is an accelerated death benefit? An accelerated death benefit is pre-payment to the Owner of a portion of the Death Proceeds. The maximum we will pay, before any reductions, is the lesser of 50% of the Death Benefit or $250,000. The actual amount is reduced by a 12-month interest rate discount (currently 6.0%) and a pro-rata portion of any Debt, based on the ratio by which the Death Benefit is reduced as a result of the payment of the accelerated death benefit. We reserve the right to change the interest rate discount percentage.

[98] When will American Skandia make such a payment? We will make such a payment one time, where allowed by law, based on the Owner's request. The Insured may not request such a payment unless the Insured is also the Owner. We only make the payment if we receive all our requirements. Our requirements include, but are not limited to, proof satisfactory to us In Writing that the Insured (the last surviving Insured if there are two Insureds) became terminally ill, as defined in your Policy: (a) at least 30 days after the Issue Date; or (b) as a result of an accident that occurred after the Issue Date. To the extent permitted by law, we will change our procedures in relation to this benefit or the definition of terminally ill or any other applicable term in order to maintain the tax-free status of any amounts paid out under this provision.


[99] What happens to the remaining benefits if American Skandia makes such a payment? If we make such a payment, we first reduce the Policy's benefits and any Debt proportionately. For example, if the Death Benefit before such a payment is $200,000 and we make an accelerated Death Benefit payment of $50,000, we reduce the Death Benefit by the ratio of the payment to the then current Death Benefit, which in this case is by 25%, to $150,000. We also reduce the Maximum Annual Assessable Premium. You should consult a tax advisor on the tax consequences of such a payment. Please refer to Appendix H for a hypothetical illustration of the accelerated death benefit provision.


                            MEDICALLY-RELATED WAIVER

[100] What is a medically-related waiver? A medically-related waiver is a waiver of the contingent deferred sales charge that would otherwise apply to a surrender. A medically-related waiver also is the only context in which we permit a partial withdrawal in the first ten Policy Years of amounts other than Exempt Premium. No contingent deferred sales charge or partial withdrawal transaction fee applies to such a partial withdrawal.

[101] When would American Skandia waive the contingent deferred sales charge? We will waive the contingent deferred sales charge, where allowed by law, if you provide us with all of our requirements. Our requirements include, but are not limited to, proof satisfactory to us In Writing that the Insured (the last surviving Insured if there is more than one Insured) has continuously been confined to a long term care facility, such as a nursing home or a hospital, as defined in the rider, for at least a specified amount of time, and that such confinement started after the Issue Date.

[102] Are there any restrictions on medically-related waivers? We will only consider providing this benefit on amounts up to $500,000. The $500,000 maximum will apply regardless of when taken, on any life insurance policy or annuity contract issued by American Skandia where the Insured under this Policy is named as the Insured, Owner or Annuitant under the other policy or contract. However, once we have approved a medically-related waiver, should you choose to only take a partial withdrawal, the waiver will apply to any subsequent withdrawals or surrender, subject to the $500,000 cumulative limit.

[103] What happens to the remaining benefits if American Skandia makes such a payment in connection with a partial withdrawal? A partial withdrawal during the first ten Policy Years for which we grant a medically-related waiver has the same impact on the remaining benefits that results from any other partial withdrawal.

                                      RISKS


[104] What are the risks, and who takes the risks? We bear the risk that, for all the Policies we issue, when considered together, our expenses exceed our charges, including the expense of providing the difference at death between the Account Value and the Death Benefit. We also bear the investment and reinvestment risk in providing interest crediting guarantees to Fixed Allocations and to the Loan Account, as well as for any settlement options that assume a fixed rate of return. We also bear the risk of having to waive monthly charges we would otherwise deduct under the guaranteed continuation provision. You bear the investment risk when allocating Account Value to any variable investment option, since that will affect the amount available for any loans, partial withdrawals or surrender. You bear a liquidity risk because you may not make partial withdrawals except under limited circumstances and in limited amounts during the first ten (10) Policy Years, although amounts are available as loans. Any irrevocable beneficiary bears the risk as to the Death Proceeds, which may be affected by investment performance of the investment options, the age at which the Insured dies (if at such time the amount paid is based on the Minimum Required Death Benefit), any loan or withdrawal activity by the Owner prior to the Insured's death or payment of an accelerated death benefit.


                                  OTHER RIGHTS

[105] Do I have any other rights if I buy a Policy? There are certain other ownership rights you may exercise under a Policy. You may name one or more Beneficiaries. You may make that designation "irrevocable," which means it cannot be changed. If you do not designate the Beneficiary as irrevocable, you retain the right to change the Beneficiary before the Insured dies. However, all Beneficiary designations are subject to our acceptance, to the extent permitted by law. You also may transfer, pledge or assign your Policy, which may trigger a currently taxable event. You should only transfer, pledge or assign your Policy after consulting with a competent tax advisor. You may exercise voting rights in relation to the applicable Portfolios. Some of these rights may be limited depending on the usage of your Policy, especially if we permit it to be held in connection with certain retirement plans designed to be "qualified" plans under the Code.

                              THE SEPARATE ACCOUNT

[106] What supports American Skandia's obligation to me if I buy a Policy? The benefits provided by the Policy are our obligations. The assets supporting our obligations equaling the Account Value allocated to the variable investment options are held in our Separate Account F. We maintain assets in our general account to support our obligations: (1) equal to the Account Value allocated to the fixed option; (2) equal to the Account Value in the Loan Account; (3) for the portion of the Death Proceeds greater than the Account Value; (4) for any settlement option; and (5) for any other obligation we may have in relation to a Policy.

The Separate Account was established under the laws of Connecticut. Assets in the Separate Account may support obligations created in relation to the Policies described in this Prospectus or other policies we offer. We are the legal owner of the assets in the Separate Account. Income, gains and losses, whether or not realized, are credited or charged to the Separate Account according to the terms of the Policies and any other policies supported by the assets in the Separate Account without regard to our other income, gains or losses or to the income, gains or losses in any other of our separate accounts. We will maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities we must maintain in relation to the life insurance policies supported by such assets. These assets may only be charged with liabilities that arise from such life insurance policies.

Separate  Account  F  is  registered  with  the  U.S.  Securities  and  Exchange
Commission (the "SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of the Separate Account or of us. The Separate Account meets the definition of "separate account" under the federal securities law.

The only Sub-accounts available to you are those offered in this Prospectus. These Sub-accounts are available as investment options for other policies we offer. Sub-accounts are permitted to invest in Portfolios we consider suitable. The Portfolios in which the Sub-accounts invest are available to Sub-accounts of other separate accounts, including separate accounts we use in relation to a number of variable annuities. Separate accounts of other insurers and of various qualified retirement plans may also invest in the Portfolios.

                                      TAXES

[107] What are the taxes connected to the Policy? Federal and state tax laws, as well as the interpretations of those laws, change. In addition, we do not know your particular circumstances, which is one of a number of reasons we cannot give you tax advice. You should consult a professional tax advisor for tax advice for your particular situation. You should also be sure to read the "Additional Tax Considerations" section appearing later in this Prospectus, which includes, but is not limited to, information regarding estate taxes. What we do provide are some brief summary answers to the following questions about Federal income taxes.

[108] Will my Beneficiary pay taxes on the Death Proceeds? Under most circumstances, the Beneficiary does not pay any income tax on the Death Proceeds.

[109] Is gain in the Policy taxed every year? Generally, any gain in the Policy is not taxed currently. However, the treatment of gain when a MEC is assigned is discussed below.

[110] How are amounts that I receive before the Insured's death taxed? If your Policy is not being treated as a MEC, amounts you receive as a partial withdrawal or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy. That means you may withdraw your basis before you are considered to have withdrawn any gain. Any gain withdrawn is taxed as ordinary income. Under most circumstances, taking a loan does not result in any income tax consequences.

[111] Under what circumstances might the Policy or any amounts taken out be treated differently for income tax purposes? The tax treatment of any life insurance policy and any distribution while the Insured is alive will be different if the policy is deemed: (1) not to qualify as life insurance under the Code; or (2) to be a MEC. The Code defines life insurance in such a way as to limit the amount of money that can be put into a life insurance policy and receive the tax preferences provided for life insurance. We expect to administer the Policies such that the death benefits will always receive the treatment accorded life insurance death benefits under the Code. However, the Code has a second, more restrictive limit as to how much money may be contributed if the taxpayer is to receive all the tax benefits for life insurance policies under the Code, such as tax-free loans and "first-in/first-out" treatment of distributions. If the amount contributed violates this second, more restrictive limit, the Policy will be treated as a MEC and will not receive many of the tax preferences of life insurance policies. This second limit, sometimes known as the "7-pay test", is defined as paying more during the first seven years of a policy than the amount that would be paid if the policy provided for paid up benefits after seven level annual premiums. Any changes to a Policy which is considered, for tax purposes, to be a "material" change, including, but not limited to, a change in the Specified Amount, require us to test the Policy again for compliance with the 7-pay test based on the changes to the Policy.

[112] How is a "MEC" treated differently from other life insurance policies? Some of the key ways in which a MEC is treated differently from other life insurance policies are: (a) amounts you receive as a partial withdrawal, loan, or if you surrender the Policy are deemed for income tax purposes to come first from any gain in the tax year received ("last in/first out" treatment); (b) distributions of gain before the taxpayer's age 59 1/2 are subject to a 10% penalty unless an exception applies; and (c) assignments or pledges as collateral for a loan are deemed a distribution. Gain subsequent to an assignment or pledge may be treated as if it is distributed each year. However, death benefits paid from a MEC are treated the same as from other life insurance policies.

                              AVAILABLE INFORMATION

[113] How can I find out more about this offer? You first should review the rest of this Prospectus for additional information. This Prospectus is part of the registration statement we filed with the Securities and Exchange Commission regarding this offering. Additional information on American Skandia and this offering is available in that registration statement and accompanying exhibits. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy the registration statement and the accompanying exhibits at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

                 MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS
The following sections provide additional information you should consider before purchasing a Policy.

                            PROVIDING SERVICES TO YOU


You can reach us by telephone at 1-888-554-3348 or through our Internet Website at http://www.americanskandia.com. We may require that you provide us with proper identification before we release information about your Policy or accept instructions received over the phone, the Internet or via any other electronic means. We may require that you provide your Social Security or tax identification number. We also may require you to present the personal identification number ("PIN") we provide you after we issue a Policy. To the extent permitted by law or regulation, neither we nor any person authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction, including but not limited to a transfer between investment options, over the phone, the Internet or via any other electronic means. However, this will only be the case if we or such authorized person acted: (a) in good faith reliance that you authorized the transaction; and (b) on reasonable procedures to identify you or your designee though a number of verification methods. These methods may include recording phone conversations, requesting Social Security or tax identification numbers, PINs, confirming electronic mail addresses, or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.


We may require that you submit forms In Writing for certain transactions. We require the written consent of all joint Owners for any transaction for which we require the Owner's written consent.

                                  DESIGNATIONS

Certain designations apply to a Policy - the Owner, the Insured and the Beneficiary. All designations are subject to our rules and our acceptance. We assume all designations, other than the Insured, are revocable unless you tell us otherwise. You should consult with a competent tax advisor on the income tax, estate and inheritance tax implications of various designations. You should also consult with a competent legal advisor as to the implications of certain designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

We assume the Insured(s) is/are the Owner(s) unless you tell us otherwise. If you name more than one Owner, all rights reserved to Owners are then held as joint tenants with rights of survivorship unless you provide alternative instructions. Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.

We assume the Beneficiary is you or your estate unless you tell us otherwise. You may name more than one primary and more than one contingent Beneficiary.

                              NET INVESTMENT FACTOR

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent Valuation Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding Valuation Period. The net investment factor is (1) divided by (2), less (3), where:

(1)   is the net result of:

(a) the net asset value per share of the underlying Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b) any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2) is the net result of:

              (a) the net asset value per share of the underlying Portfolio at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

               (b) any per share charge or credit during the preceding Valuation
              Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3) is the mortality and expense risk charges and the administration charge.

                               ALLOCATION PROGRAMS

We may provide administrative support for various programs that automatically transfer Account Value between certain investment options at scheduled times. These include dollar cost averaging and static rebalancing (periodic rebalancing of Account Values between investment options to conform to preset percentages). However, we only offer to support such allocation programs according to our rules. While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may also provide administrative support for various allocation programs that may be made available by your financial professional. These may include various asset allocation and market timing programs. We only offer to support such programs according to our rules. These rules may include, but are not limited to, receipt of your authorization In Writing permitting a financial professional to make transfers between investment options on your behalf, or to enroll your Policy in one of the allocation programs for which we provide administrative support. We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any financial professional you authorize may or may not be appointed by us as our agent for the sale of Policies. However, we do not engage any agent of record or any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with us for the sale of Policies. We therefore take no responsibility for the investment allocations and transfers transacted on your behalf by such third parties, in accordance with any allocation programs employed by such third parties or any investment allocation recommendations made by such third parties. While we offer support for a number of these programs as of the date of this Prospectus, we do not support all such programs and do not guarantee to always continue support for those programs we currently support or may support in the future. We do not charge you for the administrative support we provide to these third parties.

                            LIMITATIONS ON TRANSFERS

We retain the right to refuse transfers, either for one Owner or a group of Owners, if we believe that: (a) excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Prices or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if your transfer request was denied. If a transfer request is denied, a new transfer request may be required.

                          DEATH DURING THE GRACE PERIOD

We deduct the unpaid charges from the Death Benefit when calculating the Death Proceeds if the Insured dies during a grace period.

                                  REINSTATEMENT

You may apply for reinstatement of the Policy if it lapses. We must receive this application In Writing at our Office within 5 years of the date the lapse occurred as measured from the end of the grace period. We may require evidence of insurability satisfactory to us. In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges and any Debt.

                                    MATURITY

We currently do not require that the Cash Value of the Policy be paid out as of any "maturity date". There is an assumed maturity date for purposes of compliance with various state insurance requirements and for purposes of meeting certain tests under the Code. Should we come to believe that the Cash Value must be paid out as of the assumed maturity date in order to comply with state or Federal requirements, then a Policy will mature as of the Policy Anniversary on which the Insured is Age 100. If there are two Insureds, a Policy "matures" as of the Policy Anniversary on which the younger Insured is Age 100 or would have been Age 100 if the younger Insured is then deceased. If we must implement a maturity date, we will pay out the Cash Value once the Policy matures. The Policy will then end, and we will not have any more obligations under the Policy. Certain rights and benefits under the Policy may be restricted after Age 100.

                              PRICING TRANSACTIONS

We "price" charges, transfers, distributions and payments on the date indicated below. If such transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:


     (1) "Scheduled" transactions such as monthly deductions, transfers and distributions are "priced" according to the Unit Price next computed after the date such transactions are scheduled to occur. However, if a transaction is "scheduled" to occur on a day other than a Valuation Day, such transaction will be processed and priced on the next Valuation Day following the scheduled transaction. "Scheduled" transactions include, but are not limited to, all charges deducted on a Monthly Processing Date, equalization of Debt and the Account Value in the Loan Account on a Policy Anniversary, transfers under a dollar cost averaging program or transfers previously scheduled with us at our Office as part of any rebalancing, asset allocation or similar program, or any program of scheduled distributions. However, we price scheduled periodic payments which you authorize to be transferred from an account at another financial institution for additional Premiums or loan repayments as "unscheduled" transactions, because we cannot control the administrative processing of the other financial institution.


     (2) "Unscheduled" transactions such as transfers, loans or partial withdrawals that are not subject to any medical waiver are "priced" according to the Unit Price next computed after we receive the request for such transactions at our Office. "Unscheduled" transfers include any transfers processed in conjunction with any market timing program, or transfers not previously scheduled with us at our Office pursuant to any rebalancing, asset allocation or similar program which you employ or you authorize to be employed on your behalf. "Unscheduled" transfers received pursuant to an authorization to accept transfer instructions using voice or data transmission over the phone are priced as of the Valuation Period we receive the request at our Office for such transactions. We price unscheduled payments sent to us as of the date we receive such amounts at our Office. These include additional Premiums, loan repayments, and payments to keep a Policy in effect during a grace period or a reinstatement payment.

     (3) We price surrenders, withdrawals subject to a medical waiver, accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such transactions and such materials are satisfactory to us.

                              DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or any payment under a fixed settlement option for a period not to exceed the lesser of six (6) months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any payment under a settlement option for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed seven (7) calendar days from the date the transaction is effected. This is a delay in payment only, and is not a delay in the pricing of any such distribution or transfer. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures, including distributions, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

                                     VOTING

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners, unless we, in our sole discretion, determine that we are required by law or regulation to vote otherwise. Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio will be determined as of the record date for such Portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable Portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

                         TRANSFERS, ASSIGNMENTS, PLEDGES

Generally, your rights in a Policy may be transferred, assigned or pledged at any time. These transactions may be subject to income taxes and certain penalty taxes, depending in part on whether your Policy is treated as a MEC. You may transfer, assign or pledge your rights to another person at any time, prior to the death upon which the Death Benefit is payable. You must request a transfer or provide us a copy of the assignment In Writing. A transfer or assignment is subject to our acceptance. We will not be deemed to know of or be obligated under any assignment prior to our receipt and acceptance thereof. We assume no responsibility for the validity or sufficiency of any assignment.

                                     REPORTS

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means. We send a confirmation statement to you each time an unscheduled transaction is made affecting Account Value. Such transactions will generally include changes in investment allocation or transfers among investment options, loans and loan repayments, partial surrenders or withdrawals, and any charges associated with such unscheduled transactions. We also send quarterly statements detailing the activity affecting your Policy during the prior quarter, including all scheduled and unscheduled transactions. To the extent permitted by law, some types of scheduled transactions will only be confirmed on a quarterly basis. Such transactions will generally include those pre-authorized charges deducted on the Monthly Processing Date. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. You should review the information in these statements carefully. You must report all errors or corrections to us at our Office immediately to assure proper crediting to your Policy. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days after the date of the transaction. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days of the end of the calendar quarter. We may also send you or make available electronically through our Internet Website an annual report and a semi-annual report containing financial statements for the applicable Sub-accounts, as of December 31 and June 30, respectively.

                                INCONTESTABILITY

We may not contest the validity of a Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If there are two Insureds, this applies to the lifetime of either Insured. If the Policy is reinstated, to the extent permitted by law, we may not contest the validity of a Policy after it has been in effect for two years from the date of the reinstatement.

                                     SUICIDE

If an Insured commits suicide within two years of the Policy Date (or whatever maximum period is permitted under law) or the date of a reinstatement if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding Debt and any partial withdrawals; or (b) the Cash Value. All other requirements as to calculation and payment of Death Proceeds will apply.

                                  MISSTATEMENT

We will adjust the amount of the Death Proceeds to conform to the facts if the age or gender of an Insured is incorrectly stated. We will do so as specified in the Policy and as permitted by law.

                            POLICY LOANS ON EXCHANGES

Subject to our rules, we will establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in accordance with
Section 1035 of the Code. However, we will charge the premium tax and DAC tax on the amount of this "inherited" loan as if it was received as Premium. For purposes of determining the Assessable Premium, the amount of the inherited loan will not be treated as commissionable Premium.

The amount of this inherited loan in your Policy when established will be equal to the loan that was in effect before you surrendered your prior policy. As of the Policy Date, your Account Value will reflect any transferred "Premium" plus the amount of the inherited loan. That portion of your Account Value equal to the inherited loan amount will be allocated to the Loan Account as collateral for the loan. By reflecting the inherited loan amount in the Account Value, the sum of the Specified Amount and the Account Value initially will be more under Option B than it would be without the loan. Also, there will be a corresponding increase in the Minimum Required Death Benefit. In addition, for purposes of determining the Guaranteed Minimum Death Benefit, we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date. All charges that are calculated as a percentage of your Account Value will increase because the Account Value will reflect the amount of the loan allocated to the Loan Account.

Withdrawals of amounts to pay loans transferred to an Exchange Policy from any prior policy may have adverse taxable consequences. You should consult your tax advisor before purchasing an Exchange Policy with the intention to make such a withdrawal or before requesting such a withdrawal.

                          RESOLVING MATERIAL CONFLICTS

The Portfolios may be available to registered separate accounts offering either or both life and annuity contracts of insurance companies not affiliated with us. We also may offer life insurance policies and/or annuity contracts that offer different variable investment options from those offered under this Policy, but which invest in the same Portfolios. It is possible that differences might arise between our Separate Account F and one or more accounts of other insurance companies which offer a Portfolio as a Sub-account. It is also possible that differences might arise between a Sub-account offered under this Policy and variable investment options offered under different life insurance policies or annuities we offer, even though such different variable investment options invest in the same Portfolio. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or Federal tax law) which affect either these different life and annuity separate accounts or differing life insurance policies and annuities. It could also arise by reason of differences in voting instructions of persons with voting rights under our policies and/or annuities and those of other companies, persons with voting rights under annuities and those with rights under life policies, or persons with voting rights under one of our life policies or annuities with those under other life policies or annuities we offer. It could also arise for other reasons. We will monitor events so we can identify how to respond to such conflicts. If such a conflict occurs, we will take the necessary action to protect persons with voting rights under our life policies or annuities vis-a-vis those with rights under life policies or annuities offered by other insurance companies. We will also take the necessary action to treat equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                      MODIFICATION OF THE SEPARATE ACCOUNT

We reserve the right to do any or all of the following: (a) combine any Sub-account(s) with any other Sub-account(s); (b) combine Separate Account F or a portion thereof with other separate accounts; (c) deregister Separate Account F under the Investment Company Act of 1940; (d) operate Separate Account F as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes required by any change in the Securities Act of 1933, the Securities Exchange Act of 1934 or the Investment Company Act of 1940; (f) make changes that are necessary to maintain the tax status of your Policy under the Code; and (g) make changes required by any change in other Federal or state laws relating to life insurance policies in general or variable life insurance policies in particular.

We also may make additional Sub-accounts available to you from time to time. These Sub-accounts will invest in Portfolios we believe to be suitable for the Policy. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe a Portfolio no longer suits the purpose of the Policy. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of a Portfolio, or because the Portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, combination, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

                                 ENTIRE CONTRACT

For any Policy issued, the entire contract between you and us includes the Policy form and any of the following which may be attached to the Policy: riders or endorsements, the copy of any Application and endorsements. All statements made in any Application are deemed to be representations and not warranties. No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President, one of our Vice Presidents or our Secretary may change or waive any provisions of a Policy. Any change or waiver must be In Writing. To the extent permitted by law, we are not bound by any promises or representations made by or to any other person.

                          ADDITIONAL TAX CONSIDERATIONS

The following is a brief summary of certain Federal tax laws as they are currently interpreted. No one can be certain that the laws or interpretations will remain unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted. This discussion is not intended as tax advice. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Under most circumstances, the Beneficiary does not pay any Federal income tax on the Death Proceeds.

Under most circumstances: (a) any gain in the Policy is not taxed currently; and
(b) any amounts you receive as a partial withdrawal or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy, with any gain withdrawn taxed as ordinary income; and (c) if you assign or pledge any portion of the Policy, the transaction is not treated as a distribution subject to taxation.

The tax treatment of the Policy and any distribution while the Insured is alive will be different if the Policy is deemed to be a MEC. Some of the key ways in which a MEC is treated differently from other life insurance Policies are: (a) amounts your receive as a partial withdrawal, loan, or if you surrender the Policy are deemed for income tax purposes to come first from any gain in the tax year received; (b) distributions of gain before the taxpayer's age 59 1/2 are subject to a 10% penalty unless an exception applies; and (c) assignments or pledges as collateral for a loan are deemed a taxable distribution to the extent of any gain.

Exchanges: Section 1035 of the Code permits certain income tax-free exchanges of life insurance policies. You must comply with various requirements for such exchanges to be treated as tax-free, which include, but are not limited to: (a) the need for the insured to be the same individual or individuals before and after the exchange; (b) the need for the owner(s) to be the same before and after the exchange; and (c) the need to have the Debt on a Policy as of the date all premium is received equal to any outstanding indebtedness on the life insurance exchanged for the Policy.

Transfers between investment options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable life insurance policy will not be treated as life insurance for tax purposes if persons with ownership rights have excessive control over the investments underlying such a policy. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Policy offered pursuant to this Prospectus. We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation skipping transfers: Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more generations younger than the policy holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from tax on all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Policy or from any applicable payment treated as a direct skip any amount of tax we are required to pay. You should consult with competent tax counsel for more information on generation skipping transfers.

Diversification: Section 817(h) of the Code provides that a variable life insurance policy, in order to qualify as life insurance, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). The Treasury Department's regulations prescribe the diversification requirements for variable life insurance policy. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us. A withholding form may be required.

Accelerated Death Benefits: Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's death can qualify for the same tax-free treatment as death benefits if certain requirements are met. These include requirements regarding the terminal illness of the Insured. We believe payments under the provisions of the accelerated death benefit of the Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments.

Continuing the Policy Beyond the Implied Maturity Date: We believe that a Policy will continue to be treated as life insurance and, if applicable, as a MEC, if it remains in force beyond the Policy's assumed maturity date. However, this tax treatment is not certain, so you should consult your tax advisor before taking this step. If the Policy is not treated as life insurance after such date, gain in the Policy may no longer be taxed deferred, and all or a portion of the Death Proceeds may be taxable to the Beneficiary.

Survivorship Policies: The Code does not directly address how certain features of a policy paying on the death of a surviving insured should be treated. We believe such a Policy should be treated as other life insurance policies, but there is some uncertainty as to whether that is the case. If the surviving Insured is an Owner, the Death Proceeds payable as a result of the death of the last surviving Insured generally will be treated as part of the Owner's estate for purposes of the Federal estate tax. If the surviving Insured was not an Owner, the replacement cost of the Policy would be included in the estate of the Owner upon his or her death and Death Proceeds payable as a result of the death of the surviving Insured are includible in the person's estate if the proceeds are payable to or for the benefit of that person's estate or if the surviving Insured held incidents of ownership in the Policy within three years prior to death.

Other Taxes: Amounts received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income taxes. The fair market value of a Policy or the Death Proceeds may be included under certain circumstances in an estate for purposes of state inheritance taxes or Federal estate taxes. Federal estate and gift taxes are integrated for various purposes. An unlimited marital deduction may apply for purposes of Federal estate and gift taxes, which would allow deferral of taxes until the death of the surviving spouse.

                            SAFEKEEPING OF THE ASSETS

We maintain the assets of the Separate Account and those in our general account. The assets of the Separate Account are segregated from those in our general account.

                                   REGULATION

We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. We are regulated and supervised by the Connecticut Commissioner of Insurance. By March 1 of every year, we must prepare and file an annual statement, in a form prescribed by the Connecticut Insurance Department, which covers our operations for the preceding calendar year, and must prepare and file our statement of financial condition as of December 31 of such year. The Commissioner and his or her agents have the right at all times to review or examine our books and assets. A full examination of our operations will be conducted periodically according to the rules and practices of the National Association of Insurance Commissioners ("NAIC"). We are subject to the insurance laws and various Federal and state securities laws and regulations and to regulatory agencies, such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed limits for policyholder losses incurred by insolvent insurers under the insurance guaranty fund laws of most states. We cannot predict or estimate the amount any such future assessments we may have to pay. However, the insurance guaranty laws of most states provide for deferring payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several states, including Connecticut, regulate insurers and their affiliates under insurance holding company laws and regulations. This applies to us and our affiliates. Under such laws, inter-company transactions, such as dividend payments to parent companies and transfers of assets, may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance. However, federal legislative, regulatory and judicial decisions and initiatives often have significant effects on our business. Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance companies; (b) the tax treatment of insurance products; (c) the securities laws, particularly as they relate to insurance and annuity products; (d) the "business of insurance" exemption from many of the provisions of the anti-trust laws; (e) the barriers preventing most banks from selling or underwriting insurance: and (f) any initiatives directed toward improving the solvency of insurance companies. We would also be affected by federal initiatives that have impact on the ownership of or investment in United States companies by foreign companies or investors.

                                  LEGAL MATTERS

The law firm of Werner & Kennedy has passed on the legal matters relating to the offering of these Policies.

                                LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor American Skandia Marketing, Incorporated were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                     EXPERTS


The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and for the years then ended, and the financial statements of American Skandia Life Assurance Corporation Variable Account F at December 31, 1998 and for the period June 26, 1998 through December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors. The consolidated financial statements of American Skandia Life Assurance Corporation for the year ended December 31, 1996 has been audited by Deloitte & Touche LLP, independent auditors. The audits, as set forth in their respective reports thereon appearing elsewhere herein, are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.


William H. Strong, Vice President, FSA, MAAA, has approved the hypothetical illustration included in this Prospectus and Registration Statement. We have included them relying on his opinion that they are reasonable.

                          DISTRIBUTION OF THIS OFFERING

American Skandia Marketing, Incorporated ("ASM, Inc."), a wholly-owned subsidiary of American Skandia Investment Holding Corporation, acts as the principal underwriter of the Policies. ASM was incorporated under the laws of the State of Delaware on September 8, 1987. ASM, Inc.'s principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM, Inc. is a broker-dealer registered with the SEC under the 1934 Act and a member of the National Association of Securities Dealers, Inc.
("NASD").

ASM, Inc. will enter into distribution agreements with certain broker-dealers registered under the Securities and Exchange Act of 1934 or with entities which may otherwise offer the Policies that are exempt from such registration. In addition, ASM, Inc. may offer Policies directly to potential purchasers. The maximum initial commission to be paid on premiums received is 7.0% and a portion of compensation may be paid from time to time based on all or a portion of either the Account Value or the Cash Value. We reserve the right to base commissions from time-to-time on the investment options chosen by Owners, including investment options that may be deemed our "affiliates" or "affiliates" of ASM, Inc. under the Investment Company Act of 1940.

As of the date of this Prospectus, we expect to pay an on-going service fee in relation to providing certain statistical information upon request by Owners about the investment options and the Portfolios. We may make the fee payable to the service providers based on either the Account Value or Cash Value of Policies. Under most circumstances, we will engage the broker-dealer of record for your Policy, or the entity of record if such entity could offer Policies without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical information, and to be available upon your request to both provide and explain such information to you. The broker-dealer of record or the entity of record is the firm which sold you the Policy, unless later changed. Some portion of the fee we pay for this service may be payable to your representative.

We may structure on-going sales compensation and the on-going service fees such that no fee is payable based on the value in Fixed Allocations. If that were to occur, it is possible that your representative may receive on-going service fee compensation, but only in relation to value maintained in variable investment options.

From time to time we may promote the sale of our products such as the Policies offered pursuant to this Prospectus through programs of non-cash rewards to registered representatives of participating broker-dealers. We may withdraw or alter such promotions at any time.

To the extent permitted, we may advertise certain information regarding the performance of the investment options that does not take into consideration the effect of the deductions for taxes, the cost of insurance charges or the contingent deferred sales charge. This performance information may help you review the performance of the investment options and provide a basis for comparison between the Policy's investment options. This information may be less useful when comparing the performance of the investment options with the performance of investment options provided in other variable life policies because each plan of life insurance will have its own applicable charges. This information is even less useful in comparing performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance information on the Sub-accounts is based on past performance only and is no indication of future performance. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the Portfolios and upon prevailing market conditions and the response of the Portfolios to such conditions. Actual performance will also depend on changes in the expenses of the Portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such Portfolios. In addition, the charges deducted from your Account Value and those assessed against each Sub-account will affect performance.

Certain of the Portfolios existed prior to the inception of the Sub-accounts available under the Policy. To the extent permitted by applicable law, performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the Sub-account(s) or the initial offering of the Policies. Such performance is considered hypothetical historical performance because the Sub-accounts did not exist during the period the performance was achieved. Such hypothetical historical performance is calculated using the same assumptions employed in calculating historical performance since inception of the Sub-accounts. Any such historical performance will be based on assumptions. These include assumptions regarding: (a) the Age, risk class and gender, where applicable, of an Insured or Insureds; (b) the amount and timing of Premium payments, the Specified Amount, the Death Benefit option and the Policy Date; and (c) assumptions about a lack of transfers, loans, loan repayments and withdrawals as well as no changes to the Specified Amount and Death Benefit option during the period for which performance is quoted.

American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay Death Proceeds, make payments under any settlement options or administer Policies. Such rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                  ILLUSTRATIONS


In Appendix A we provide examples of the kind of hypothetical illustrations available to help you better understand how a Policy works. In that Appendix, we also provide information on how you may obtain additional hypothetical illustrations. In Appendix H, we provide hypothetical illustrations of how exercise of the accelerated death benefit provision affects the values of a Policy.




EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation

Robert M. Arena                                               Vice President,                                        Vice President,
30                                                            Director of Product                    Director of Product Management:
                                                              Management                                       American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow*                                            President and                                            President and
45                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Nancy F. Brunetti                                             Executive Vice President                     Executive Vice President,
36                                                            Director (since February, 1996)               Chief Logistics Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
42                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi*                                               Chief Executive                    Senior Executive Vice President and
53                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Y.K. Chan                                                     Senior Vice President and                    Senior Vice President and
41                                                            Chief Information Officer                   Chief Information Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development from January
1991 until January 1995.

Lincoln R. Collins                                            Executive Vice President                     Executive Vice President,
37                                                            Director (since February, 1996)                Chief Operating Officer
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
44                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Wade A. Dokken                                                Director (since July, 1991)                       President and Deputy
38                                                                                                          Chief Executive Officer:
                                                                                            American Skandia Marketing, Incorporated


Larisa Gromyko                                                Director of Compliance                         Director of Compliance:
52                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Teresa Grove                                                  Vice President,                                        Vice President,
44                                                            Service Operations                                 Service Operations:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Ms.  Grove  joined us in 1996.  She  previously  held the  position  of  Account
Services  Manager with  Twentieth  Century from January,  1992 until  September,
1996.

Brian L. Hirst                                                Vice President,                                        Vice President,
50                                                            Corporate Actuary                                   Corporate Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Hirst joined us in 1996. He previously held the positions of Vice President from 1993 to 1996 and Second Vice President from 1987 to 1992 at Allmerica
Financial.

N. David Kuperstock                                           Vice President,                                        Vice President,
46                                                            Product Development                               Product Development:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
45                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
43                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
36                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President and Director at Allmerica  Financial from August,  1994 to July,  1996 and Senior Manager at KPMG Peat Marwick from July, 1983 to July, 1994.

Polly Rae                                                     Vice President                                         Vice President,
36                                                            Key Account Operations                         Key Account Operations:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Rodney D. Runestad                                            Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Anders O. Soderstrom                                          Executive Vice President                     Executive Vice President:
38                                                            Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation


William H. Strong                                             Vice President,                                        Vice President,
55                                                            Product Innovation                                  Product Innovation
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Amanda C. Sutyak                                              Executive Vice President                               Vice President:
40                                                            Director (since July, 1991)                           American Skandia
                                                                                                             Marketing, Incorporated

C. Ake Svensson                                               Director (since December, 1994)                       Vice President,
47                                                                                                             Business Development:
                                                                                                         American Skandia Investment
                                                                                                                 Holding Corporation

Mr.  Svensson  joined us in 1994. He previously held the position of Senior Vice
President with Nordenbanken.

Mary Toumpas                                                  Director of Advertising Compliance                  Vice President and
47                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities.

Bayard F. Tracy                                               Director (since September, 1994)                Senior Vice President,
50                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President,                                        Vice President,
37                                                            Product Management                                 Product Management:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Ulness joined us in 1994. He previously held the positions of Counsel at North American Security Life Insurance Company from March, 1991 to July, 1994 and Associate at LeBoeuf, Lamb, Leiby, Green and MacRae from January, 1990 to
March 1991.


--------
* Trustees of American  Skandia  Trust,  one of the  underlying  mutual funds in which the Sub-accounts offered pursuant to this Prospectus invest.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We  conducted  our  audits  in accordance  with  generally   accepted  auditing
standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and the consolidated results of its operations and cash flows for the years then ended in conformity with generally accepted accounting principles.




/s/ Ernst & Young, LLP
----------------------
Hartford, Connecticut

February 20, 1999

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation
Shelton, Connecticut


We  have  audited  the accompanying   consolidated  statements  of  operations,
shareholder's equity, and cash flows of American Skandia Life Assurance Corporation and subsidiary (a wholly-owned subsidiary of Skandia Insurance Company Ltd.) for the year ended December 31, 1996. These consolidated financial
statements  are  the   responsibility   of  the   Company's   management.   Our
responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable
assurance  about  whether  the  financial   statements  are  free  of  material
misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated results of operations and cash flows of American Skandia Life Assurance Corporation and subsidiary for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP
------------------------
New York, New York


March 10, 1997

                        AMERICAN SKANDIA LIFE ASSURANCE
                    CORPORATION (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                                 (in thousands)

                                                        AS OF DECEMBER 31,
                                                      1998             1997
                                                   ----------       ----------

ASSETS

Investments:
   Fixed maturities - at amortized cost          $     8,289      $     9,367
   Fixed maturities - at fair value                  141,195          108,323
   Investment in mutual funds - at fair value          8,210            6,711
   Policy loans                                          569              687
                                                  ----------      -----------

      Total investments                              158,263          125,088

Cash and cash equivalents                             77,525           81,974
Accrued investment income                              2,880            2,442
Fixed assets                                             328              356
Deferred acquisition costs                           721,507          546,703
Reinsurance receivable                                 4,191            6,343
Receivable from affiliates                             1,161            1,911
Income tax receivable - current                           -             1,048
Income tax receivable - deferred                      38,861           26,174
State insurance licenses                               4,413            4,563
Other assets                                           3,744            2,524
Separate account assets                           17,835,400       12,095,164
                                                  ----------       ----------

      Total assets                               $18,848,273      $12,894,290
                                                 ===========      ===========

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
   Reserve for future contractowner benefits     $    37,508      $    43,204
   Policy reserves                                    25,545           24,415
   Drafts outstanding                                 28,941           19,278
   Accounts payable and accrued expenses              91,827           71,190
   Income tax payable                                  6,657               -
   Payable to affiliates                                  -               584
   Future fees payable to parent                     368,978          233,034
   Short-term borrowing                               10,000           10,000
   Surplus notes                                     193,000          213,000
   Separate account liabilities                   17,835,400       12,095,164
                                                  ----------       ----------

      Total liabilities                           18,597,856       12,709,869
                                                  ----------       ----------

Shareholders Equity:
   Common stock, $80 par, 25,000 shares
     authorized, issued and outstanding                2,000            2,000
   Additional paid-in capital                        179,889          151,527
   Retained earnings                                  64,993           30,226
   Accumulated other comprehensive income              3,535              668
                                                  ----------       ----------

      Total shareholder's equity                     250,417          184,421
                                                  ----------       ----------

    Total liabilities and shareholder's equity   $18,848,273      $12,894,290
                                                 ===========      ===========




                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                        CONSOLIDATED STATEMENTS OF INCOME
                                 (in thousands)

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                            1998                     1997                    1996
                                                         ------------            -------------           ------------
REVENUES

Annuity and life insurance charges and fees                $186,211                $121,158                $69,780
Fee income                                                   50,839                  27,593                 16,420
Net investment income                                        11,130                   8,181                  1,586
Premium income                                                  874                     920                    125
Net realized capital gains                                       99                      87                    134
Other                                                           387                      75                      6
                                                         ------------            -------------           ------------

     Total revenues                                         249,540                 158,014                 88,051
                                                         ------------            -------------           ------------

BENEFITS AND EXPENSES

Benefits:
  Annuity benefits                                              558                   2,033                    613
  Change in annuity policy reserves                           1,053                      37                    635
  Cost of minimum death benefit reinsurance                   5,144                   4,545                  2,867
  Return credited to contractowners                          (8,930)                 (2,018)                   673
                                                         ------------            -------------           ------------

                                                             (2,175)                  4,597                  4,788
                                                         ------------            -------------           ------------
Expenses:
  Underwriting, acquisition and
      other insurance expenses                              167,640                  90,346                 49,737
  Amortization of state insurance licenses                      150                     150                    150
  Interest expense                                           41,004                  24,895                 10,791
                                                         ------------            -------------           ------------

                                                            208,794                 115,391                 60,678
                                                         ------------            -------------           ------------

     Total benefits and expenses                            206,619                 119,988                 65,466
                                                         ------------            -------------           ------------

Income from operations before income taxes                   42,921                  38,026                 22,585

     Income tax expense (benefit)                             8,154                  10,478                 (4,038)
                                                         ------------            -------------           ------------

        Net income                                          $34,767                 $27,548                $26,623
                                                         ============            =============           ============










                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)


                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                             1998                  1997                  1996
                                                          -----------           -----------           -----------

Common stock:
      Beginning and ending balance                           $2,000              $ 2,000               $ 2,000

Additional paid in capital:
   Beginning balance                                        151,527              122,250                81,875
      Additional contributions                               28,362               29,277                40,375
                                                          -----------           -----------           ----------
         Ending balance                                     179,889              151,527               122,250

Retained earnings (deficit):
   Beginning balance                                         30,226                 2,678              (23,945)
      Net income                                             34,767                27,548               26,623
                                                          -----------           -----------           ----------
         Ending balance                                      64,993                30,226                2,678

Accumulated other comprehensive income:
   Beginning balance                                            668                 (584)                 (217)
      Other comprehensive income                              2,867                1,252                  (367)
                                                          -----------           -----------           -----------
         Ending balance                                       3,535                  668                  (584)
                                                          -----------           -----------           -----------
            Total shareholder's equity                     $250,417              $184,421              $126,345
                                                          ===========           ===========           ===========



























                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                      CONSOLIDATED STATEMENTS OF CASH FLOW
                                 (in thousands)


                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                        1998                 1997                 1996
                                                                    ------------         ------------        ------------
Cash flow from operating activities:

  Net income                                                          $ 34,767             $ 27,548            $ 26,623
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Increase in policy reserves                                        1,130                3,176               1,852
      Amortization of bond discount                                        101                   73                  27
      Amortization of insurance licenses                                   150                  150                 150
      Change in receivable from/payable to affiliates                      166               (1,321)                540
      Change in income tax receivable/payable                            7,704               (2,172)              1,688
      Increase in other assets                                          (1,191)                (604)               (661)
      Increase in accrued investment income                               (438)                (483)             (1,764)
      Decrease/(increase) in reinsurance receivable                      2,152                 (268)               (676)
      Increase in deferred acquisition costs, net                     (174,804)            (190,969)           (153,918)



      Increase in income tax receivable - deferred                     (14,242)              (9,631)            (16,903)
      Increase in accounts payable and accrued expenses                 20,637                5,719              32,323
      Increase in drafts outstanding                                     9,663                6,245              13,032
      Change in foreign currency translation, net                          (22)                 (34)                (77)
      Realized gain on sale of investments                                 (99)                 (87)               (134)
                                                                    ------------         ------------        ------------
           Net cash used in operating activities                      (114,326)            (162,658)            (97,898)
                                                                    ------------         ------------        ------------

Cash flow from investing activities:

  Purchase of fixed maturity investments                               (31,828)             (28,905)            (96,813)
  Proceeds from sale and maturity of fixed maturity investments          4,049               10,755               8,947
  Purchase of shares in mutual funds                                    (7,158)              (5,595)             (2,160)
  Proceeds from sale of shares in mutual funds                           6,086                1,415               1,274
  Decrease/(increase) in policy loans                                      118                 (528)               (104)
                                                                    ------------         ------------        ------------
            Net cash used in investing activities                       (28,733)             (22,858)            (88,856)
                                                                    ------------         ------------        ------------

Cash flow from financing activities:

  Capital contributions from parent                                      8,362               29,277              40,375
  Surplus notes                                                              -                    -             110,000
  Increase in future fees payable to Parent                            135,944              185,922              47,112
  Net (withdrawals from)/deposits to contractowner accounts             (5,696)               6,959               5,753
                                                                    ------------         ------------        ------------

        Net cash provided by financing activities                      138,610              222,158             203,240
                                                                    ------------         ------------        ------------

          Net increase/(decrease) in cash and cash equivalents          (4,449)              36,642              16,486
                                                                    ------------         ------------        ------------

          Cash and cash equivalents at beginning of year                81,974               45,332              28,846
                                                                    ------------         ------------        ------------

            Cash and cash equivalents at end of year                  $ 77,525             $ 81,974            $ 45,332
                                                                    ============         ============        ============

Supplemental cash flow disclosure:
  Income taxes paid                                                   $ 14,651             $ 22,308            $ 11,177
                                                                    ============         ============        ============

  Interest paid                                                       $ 35,588             $ 16,916            $  7,095
                                                                    ============         ============        ============


                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                                     Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements
                                December 31, 1998


1.      ORGANIZATION AND OPERATION

        American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"); whose ultimate parent is Skandia Insurance Company Ltd., a Swedish corporation.

        The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

        The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. which is a life insurance company domiciled in Mexico. This Mexican life insurer is a start up company with expectations of selling long-term savings products within Mexico. Skandia Vida, S.A. de C.V. had total shareholder's equity of $4,724,000 and $1,509,000 as of December 31, 1998, and 1997, respectively, and has generated net losses of $2,514,000, $1,438,000 and $781,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        A.  Basis of Reporting

            The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

            Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

        B.  New Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") 133, "Accounting for Derivative Instruments and
            Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities. The standard requires that all derivatives be carried on the balance sheets at fair value. The Company is currently not involved in derivatives or hedging instruments as part of its investment strategy. The Company is evaluating the potential impact of a change in accounting for derivative instruments embedded in certain products it issues. This standard is effective for years beginning after June 15, 1999.

            In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use," which provides guidance for determining when computer software developed or obtained for internal use should be capitalized. It also provides guidance on the amortization of capitalized costs and the recognition of impairment. The Company is evaluating the potential impact of adopting this SOP, which is effective for fiscal years beginning after December 15, 1998.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         C.  Investments

             The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale, are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             The Company has classified its mutual fund investments as available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             Policy loans are carried at their unpaid principal balances.

             Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

         D.  Cash Equivalents

             The  Company   considers  all  highly  liquid  time  deposits,
             commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

         E.  State Insurance Licenses

             Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized over 40 years.

         F.  Fixed Assets

             Fixed assets consisting of furniture, equipment and leasehold improvements are carried at cost and depreciated on a straight-line basis over a period of three to five years. Accumulated depreciation amounted to $142,000 and $96,000 at December 31, 1998 and 1997, respectively. Depreciation expense for the years ended December 31, 1998, 1997 and 1996 was $46,000 and $63,000 and $29,000, respectively.

         G.  Income Taxes

             The Company is included in the consolidated federal income tax return of Skandia U.S. Investment Holding Corporation and its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provision is computed on a separate return basis, as adjusted for consolidated items, such as net operating loss carryforwards.

             Income taxes are provided in accordance with SFAS 109, "Accounting for Income Taxes", which requires the asset and liability method of accounting for deferred taxes. The object of this method is to recognize an asset and liability for the expected future tax effects due to temporary differences between the financial reporting and the tax basis of assets and liabilities, based on enacted tax rates and other provisions of the tax law.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         H.  Recognition of Revenue and Contract Benefits

             Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

             Revenues for market value adjusted annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account liability for future contractowner benefits to the extent in excess of the separate account liabilities.

             Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% and 6.5% to 8.25% at December 31, 1998 and
             December 31, 1997, respectively.

             Revenues for variable life insurance contracts consist of charges against contractowner account values for the maintenance and expense fees, cost of insurance fees and surrender charges. Benefit reserves for variable life
             insurance   contracts  represent  the  account  value  of  the
             contracts   and  are   included   in  the   separate   account
             liabilities.

         I.  Deferred Acquisition Costs

             The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

             Details  of  the  deferred   acquisition   costs  and  related
             amortization for the years ended December 31, are as follows:

                      (in thousands)           1998         1997        1996
                                               ----         ----        ----

             Balance at beginning of year    $546,703     $355,734    $201,816

             Acquisition costs deferred
               during the year                261,432      243,476     171,253

             Acquisition costs amortized
               during the year                (86,628)     (52,507)    (17,335)
                                             ---------    ---------   ---------

             Balance at end of year          $721,507     $546,703    $355,734
                                             ========     ========    ========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         J.  Reinsurance

             The Company cedes reinsurance under modified co-insurance arrangements. The reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

             The company reinsures certain mortality risks relating to the variable life insurance product, as well as, the guaranteed minimum death benefit feature in the variable annuity product.

             At December 31, 1998 and 1997, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $1,976,000 and $0, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

         K.  Translation of Foreign Currency

             The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         L.  Fair Values of Financial Instruments

             The methods and assumptions used to determine the fair value of financial instruments are as follows:

             Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

             Fair values of investments in mutual funds are based on quoted market prices.

             The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

             The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

             Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         M.  Separate Accounts

             Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

             Included in Separate Account liabilities are $771,195,000 and $773,067,000 at December 31, 1998 and 1997, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $771,195,000 and $773,067,000 at December 31, 1998 and 1997,
             respectively, consisting of long term bonds, short term securities, transfers due from general account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         N.  Estimates

             The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         As of January 1, 1998 the Company adopted SFAS 130, "Reporting Comprehensive Income," which sets standards for the reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's financial position or net income. SFAS 130 requires unrealized gains and losses on the Company's available-for-sale securities and foreign currency translation adjustments, which prior to adoption were reported separately in shareholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of SFAS 130.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                           1998              1997           1996
                                                                           ----              ----           ----

         Net income                                                       $34,767          $27,548         $26,623
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                                2,751            1,288            (331)
            Reclassification adjustment for realized
               losses/(gains) included in investment income                   138              (14)            (99)
                                                                        ---------        ---------      ----------
            Net unrealized gains/(losses) on securities                     2,889            1,274            (430)

            Foreign currency translation                                      (22)             (22)             64
                                                                       ----------       ----------      ----------

         Other comprehensive income                                         2,867            1,252            (367)
                                                                         --------         --------       ----------

         Comprehensive income                                             $37,634          $28,800         $26,257
                                                                          =======          =======         =======


         The components of accumulated other comprehensive income, net of tax, as of December 31, 1998 and 1997 were as follows:

                  (in thousands)                                         1998                    1997
                                                                         ----                    ----

         Unrealized investment gains                                    $3,843                   $954
         Foreign currency translation                                     (308)                  (286)
                                                                      --------                  -----

         Accumulated other comprehensive income                         $3,535                   $668
                                                                        ======                   ====


4.       INVESTMENTS

         The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1998 and 1997 are shown below. All securities held at December 31, 1998 are publicly traded.

         Investments in fixed maturities as of December 31, 1998 consisted of the following:

                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value
         U.S. Government
            obligations                      $3,774                $57               $  -                $3,831

         Corporate securities                 4,515                 34                  -                 4,549
                                            -------               ----              -----               -------

            Totals                           $8,289                $91               $  -                $8,380
                                             ======                ===               ====                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                     Available-for-Sale

                                                                Gross                Gross
                                         Amortized           Unrealized           Unrealized             Fair
                                           Cost                 Gains               Losses               Value
         U.S. Government
            obligations                   $  17,399            $   678               $  -             $  18,077

         Obligations of
            state and political
            subdivisions                        253                  7                  -                   260

         Corporate securities               117,774              5,160                 76             122,858
                                          ---------            -------               ----           -----------

            Totals                         $135,426             $5,845                $76              $141,195
                                           ========             ======                ===              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1998 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $4,927          $4,982       $           -  $           -

         Due after one through five years              3,362           3,398              54,789             56,850

         Due after five through ten years                  -               -              80,637             84,345
                                                  ----------      ----------          ----------         ----------

               Total                                  $8,289          $8,380            $135,426           $141,195
                                                      ======          ======            ========           ========


         Investments in fixed maturities as of December 31, 1997 consisted of the following:

                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value

         U.S. Government
            obligations                       $3,790                 $71                   $9                $3,852

         Obligations of
            state and political
            subdivisions                          50                   -                    -                    50

         Corporate
            securities                         5,527                   2                   19                 5,510
                                             -------               -----                 ----               -------

               Totals                         $9,367                 $73                  $28                $9,412
                                              ======                 ===                  ===                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                 Available for Sale
                                                                 ------------------
                                                                Gross              Gross
                                         Amortized            Unrealized         Unrealized              Fair
                                           Cost                  Gains             Losses                Value
                                         ---------            ----------         ----------              -----
         U.S. Government
            obligations                   $ 14,999              $  202             $  -              $  15,201

         Obligations of
            state and political
            subdivisions                       202                   -                -                    202

         Corporate
            securities                      91,470               1,505               55                 92,920
                                        ----------             -------             ----             ----------

               Totals                     $106,671              $1,707              $55               $108,323
                                          ========              ======              ===               ========


        Proceeds from sales of fixed maturities during 1998, 1997 and 1996 were
        $999,000, $5,056,000  and  $8,732,000,   respectively.  Proceeds  from
        maturities during 1998, 1997 and 1996 were $3,050,000,  $5,700,000 and
        $215,000, respectively.

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1998 and 1997 are shown below:

             (in thousands)           Gross             Gross
                                    Unrealized        Unrealized       Fair
                      Cost            Gains             Losses         Value
                     ------         ----------        ----------      ------
         1998        $8,068            $416              $274         $8,210
                     ======            ====              ====         ======


         1997        $6,896            $ 43              $228         $6,711
                     ======            ====              ====         ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         Net realized investment gains (losses) were as follows for the years ended December 31:

                  (in thousands)                                 1998                   1997               1996
                                                                 ----                   ----               ----

         Fixed maturities:
           Gross gains                                         $    -                   $  10             $   -
           Gross losses                                             (1)                    -                  -
         Investment in mutual funds:
           Gross gains                                             281                    116                140
           Gross losses                                           (181)                   (39)                (6)
                                                               -------                 ------              -----

         Totals                                                 $   99                  $  87               $134
                                                                ======                  =====               ====



5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                1998                   1997                1996
                                                                ----                   ----                ----

         Fixed maturities                                     $  8,534                 $6,617            $   836
         Cash and cash equivalents                               1,717                  1,153                685
         Investment in mutual funds                              1,013                    554                144
         Policy loans                                               45                     28                  5
                                                           -----------              ---------         ----------

         Total investment income                                11,309                  8,352              1,670

         Investment expenses                                       179                    171                 84
                                                            ----------               --------          ---------

         Net investment income                                 $11,130                 $8,181             $1,586
                                                               =======                 ======             ======



6.       INCOME TAXES

         The significant components of income tax expense (benefit) for the years ended December 31, are as follows:

                (in thousands)                                 1998                  1997                  1996
                                                               ----                  ----                  ----

         Current tax expense                                  $22,384                $20,108              $12,865

         Deferred tax benefit                                 (14,230)                (9,630)             (16,903)
                                                             --------              ---------             --------

         Total income tax expense (benefit)                  $  8,154                $10,478             ($ 4,038)
                                                             ========                =======              =======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1998 and 1997, are as follows:

                  (in thousands)                                         1998                         1997
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($210,731)                  ($159,766)
             Payable to reinsurers                                       (25,585)                    (25,369)
             Policy fees                                                    (859)                       (656)
             Unrealized investment gains and losses                       (2,069)                       (514)
                                                                     -----------                -------------

             Total                                                      (239,244)                   (186,305)
                                                                       ---------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            225,600                     175,872
             Reserve for future contractowner benefits                    13,128                      15,121
             Other reserve differences                                    25,335                      10,534
             Deferred compensation                                         9,619                       7,187
             Surplus notes interest                                        3,375                       2,729
             Foreign exchange translation                                    166                         154
             Other                                                           882                         882
                                                                    ------------                ------------

             Total                                                       278,105                     212,479
                                                                       ---------                   ---------

             Income tax receivable - deferred                          $  38,861                   $  26,174
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset. As such, the Company released the deferred tax valuation allowance of $9,325,000 in 1996.

         The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                  (in thousands)                                     1998              1997                 1996
                                                                     ----              ----                 ----

         Income (loss) before taxes
             Domestic                                              $45,435             $39,464             $23,366
             Foreign                                                (2,514)             (1,438)               (781)
                                                                 ---------           ---------           ---------
             Total                                                  42,921              38,026              22,585

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              15,022              13,309               7,905

         Tax effect of:
             Change in valuation allowance                               -                  -               (9,325)
             Dividend received deduction                            (9,085)             (4,585)             (2,266)
             Losses of foreign subsidiary                              880                 503                 273
             Meals and entertainment                                   487                 340                  43
             State income taxes                                        673                 577                 356
             Other                                                     177                 334              (1,024)
                                                                  --------             -------           ---------

         Income tax expense (benefit)                             $  8,154             $10,478           ($  4,038)
                                                                  ========             =======            =========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


7.       RECEIVABLE FROM/PAYABLE TO AFFILIATES

         Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by
         American Skandia  Information  Services  and  Technology   Corporation
         ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $7,722,000, $5,572,000 and $11,581,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Income received for these items was $1,355,000, $3,225,000 and $1,148,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Amounts receivable from affiliates under these arrangements were $98,000 and $549,000 as of December 31, 1998 and 1997, respectively. Amounts payable to affiliates under these arrangements were $551,000 and $264,000 as of December 31, 1998 and 1997, respectively.


8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions with its Parent, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                             Closing    Effective        Contract Issue
            Transaction       Date         Date              Period
            -----------     --------    ---------      -----------------

               1996-1       12/16/96      9/1/96       1/1/94 -  6/30/96
               1997-1        7/23/97      6/1/97       3/1/96 -  4/30/97
               1997-2       12/30/97     12/1/97       5/1/95 - 12/31/96
               1997-3       12/30/97     12/1/97       5/1/96 - 10/31/97
               1998-1        6/30/98      6/1/98       1/1/97 -  5/31/98
               1998-2       11/10/98     10/1/98       5/1/97 -  8/31/98
               1998-3       12/30/98     12/1/98       7/1/96 - 10/31/98


        In connection with these transactions, the Parent issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

        Under the terms of the Purchase Agreements, the rights sold provide for the Parent to receive a percentage of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years). The percentage is 100% on transactions 1997-3 and 1998-3 and 80% on all other transactions.

        The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present value of the transactions as of the respective effective date was as follows:

         (in thousands)
                                                               Present
           Transaction             Discount Rate                Value
           -----------             -------------               -------
             1996-1                    7.5%                    $50,221
             1997-1                    7.5%                     58,767
             1997-2                    7.5%                     77,552
             1997-3                    7.5%                     58,193
             1998-1                    7.5%                     61,180
             1998-2                    7.0%                     68,573
             1998-3                    7.0%                     40,128

        Payments representing fees and charges in the aggregate amount of $69,226,000, $22,250,000 and $0, were made by the Company to the Parent for the years ended December 31, 1998, 1997 and 1996, respectively. Related interest expense of $22,978,000, $6,842,000 and $42,000 has been included in the statement of income for the years ended December 31, 1998, 1997 and 1996, respectively.

        Expected payments of future fees payable to Parent as of December 31, 1998 are as follows:

                                     Year Ended
          (in thousands)            December 31,                    Amount
                                    ------------                  ----------
                                       1999                       $   64,520
                                       2000                           68,403
                                       2001                           67,953
                                       2002                           64,238
                                       2003                           54,382
                                       2004                           35,601
                                       2005                           12,441
                                       2006                            1,440
                                                                  ----------
                                       Total                      $  368,978
                                                                  ==========

        The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


9.      LEASES

        The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1998, 1997 and 1996 was $3,588,000, $2,428,000 and $1,583,000, respectively. Future minimum lease payments per year and in aggregate as of December 31, 1998 are as follows:

         (in thousands)        1999                           $  3,619
                               2000                              5,070
                               2001                              5,070
                               2002                              5,070
                               2003                              5,070
                               2004 and thereafter              40,271
                                                              --------

                               Total                          $ 64,170
                                                              ========

10.     RESTRICTED ASSETS

        To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $3,747,000 and $3,757,000 as of December 31, 1998, and 1997, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.


11.     RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

        Statutory basis shareholder's equity was $285,553,000 and $294,586,000 at December 31, 1998 and 1997, respectively.

        The statutory basis net loss was $13,152,000, $8,970,000 and $5,405,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1998, no amounts may be distributed without prior approval.


12.     EMPLOYEE BENEFITS

        The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
        level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $2,115,000, $1,220,000 and $850,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $342,000, $270,000 and $245,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        The Company and an affiliate cooperatively have a long-term incentive plan under which units are awarded to executive officers and other personnel. The program consists of multiple plans, with a new plan instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the plan. The accrued liability representing the value of these units was $21,372,000 and $15,720,000 as of December 31, 1998 and 1997, respectively. Payments under this plan were $2,407,000, $1,119,000 and $602,000 for the years ended
        December 31, 1998, 1997, and 1996, respectively.

13.     REINSURANCE

        The effect of reinsurance for the years ended December 31, 1998, 1997 and 1996 is as follows:

         (in thousands)                                    1998
                                                           ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $215,425                $   691                  ($8,921)
         Ceded                     29,214                   (362)                       9
                                 --------                -------                  -------
         Net                     $186,211                $ 1,053                  ($8,930)
                                 ========                =======                  =======


                                                            1997
                                                            ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $144,417                   $955                    ($1,972)
         Ceded                     23,259                    918                         46
                                 --------                  -----                    -------
         Net                     $121,158                  $  37                    ($2,018)
                                 ========                  =====                     ======


                                                            1996
                                                            ----
                                  Policy                 Change in              Return Credited
                             Charges and Fees         Policy Reserves          to Contractowners
                             ----------------         ---------------          -----------------
         Gross                    $87,370                   $815                     $779
         Ceded                     17,590                    180                      106
                                 --------                  -----                    -----
         Net                      $69,780                   $635                     $673
                                  =======                   ====                     ====


        Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


14.    SURPLUS NOTES

       The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1998 and 1997 were as follows:

              (in thousands)
                                                                                    Interest for the
                                        Interest      1998        1997           Years Ended December 31,
              Issue Date                  Rate       Amount      Amount        1998        1997       1996
              ----------                  ----       ------      ------        ----        ----       ----

         December 29, 1993                6.84%    $      -    $ 20,000       $ 1,387    $ 1,387    $ 1,391
         February 18, 1994                7.28%      10,000      10,000           738        738        740
         March 28, 1994                   7.90%      10,000      10,000           801        801        803
         September 30, 1994               9.13%      15,000      15,000         1,389      1,389      1,392
         December 28, 1994                9.78%      14,000      14,000         1,388      1,388      1,392
         December 19, 1995                7.52%      10,000      10,000           762        762        765
         December 20, 1995                7.49%      15,000      15,000         1,139      1,139      1,142
         December 22, 1995                7.47%       9,000       9,000           682        682        684
         June 28, 1996                    8.41%      40,000      40,000         3,411      3,411      1,747
         December 30, 1996                8.03%      70,000      70,000         5,699      5,699         31
                                                   --------    --------       -------    -------    -------      -
         Total                                     $193,000    $213,000       $17,396    $17,396    $10,087
                                                   ========    ========       =======    =======    =======

        The surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998.

        All surplus notes mature seven years from the issue date.

        Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1998 and 1997, $9,644,000 and $7,796,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.


15.     SHORT-TERM BORROWING

        The Company had a $10 million short-term loan payable to the Parent at December 31, 1998 and 1997. The total interest expense to the Company was $622,000, $642,000 and $643,000 and for the years ended December 31, 1998, 1997 and 1996, respectively, of which $182,000 and $201,000 was payable as of December 31, 1998 and 1997, respectively.


16.     CONTRACT WITHDRAWAL PROVISIONS

        Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


17.     SEGMENT REPORTING

        In June 1997, the FASB issued SFAS 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports issued to shareholders. It also establishes standards related to disclosures about products and services, geographic areas and major customers. SFAS 131 is effective for financial statement periods beginning after December 15, 1997.

        During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. As of December 31, 1998, sales were not significant enough to warrant full segment disclosures. Sales, as measured by premium received, for the year ended December 31, 1998 and assets under management as of December 31, 1998, for the respective segments were as follows:

                      (in thousands)                   Variable         Variable      Qualified
                                                        Annuity           Life           Plans         Total
                                                     ------------       --------      ---------     -----------
         Sales                                        $ 4,122,272        $1,188        $36,202      $ 4,159,662
                                                      ===========        ======        =======      ===========

         Assets under management                      $17,809,437        $1,295        $44,029      $17,854,761
                                                      ===========        ======        =======      ===========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


18.     QUARTERLY FINANCIAL DATA (UNAUDITED)

        The  following  table  summarizes   information  with  respect  to  the
        operations of the Company on a quarterly basis:


                   (in thousands)                                            Three Months Ended
                                                     March 31          June 30        September 30       December 31
                                                     --------          -------        ------------       -----------
                      1998
                      ----
         Premiums and other insurance
            revenues                                  $ 50,593          $ 57,946         $ 62,445          $ 67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                      --------          --------         --------          --------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                      --------          --------         --------          --------

         Net income                                   $  6,072          $ 13,975         $ 14,174          $    546
                                                      ========          ========         ========          ========


                       1997
                       ----
         Premiums and other insurance
            revenues                                  $ 30,186          $ 34,056         $ 41,102          $ 44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                      --------          --------         --------          --------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                      --------          --------         --------          --------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========


                       1996
                       ----
         Premiums and other insurance
            revenues                                  $ 16,606          $ 20,453         $ 22,366          $ 26,906
         Net investment income                             455               283              270               578
         Net realized capital gains                         92                13                6                23
                                                      --------          --------         --------          --------
         Total revenues                                 17,153            20,749           22,642            27,507

         Benefits and expenses                          12,725             9,430           17,007            26,304
                                                      --------         ---------         --------          --------

         Pre-tax net income                              4,428            11,319            5,635             1,203

         Income taxes                                    1,769             3,624            3,096           (12,527)
                                                      --------         ---------         --------          --------

         Net income                                   $  2,659         $   7,695         $  2,539          $ 13,730
                                                      ========         =========         ========          ========


        As described in Note 6, the valuation allowance relating to deferred income taxes was released during the three months ended December 31, 1996.

FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                           American Skandia Life
                                                           Assurance Corporation

                                                              Variable Account F

                                               For the period from June 26, 1998
                                                       through December 31, 1998

                          Independent Auditor's Report


To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account F and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying statement of assets and contractowners' equity of the twenty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account F, referred to in Note 1, as of December 31, 1998, and the related statements of operations and changes in net assets for the period from June 26, 1998 through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account F, referred to in
Note 1, at December 31, 1998, and the results of their operations and their changes in net assets for the period June 26, 1998 through December 31, 1998 in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP



Hartford, Connecticut
February 20, 1999





AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT F
STATEMENT OF ASSETS AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1998



-------------------------------------------------------------------------------------------------------------------------

                                        ASSETS

Investment in mutual funds at market value ( Note 2 ):
      The Alger American Fund ( AAF ):
            Growth Portfolio - 33,980 shares ( cost $26,963)                               $ 33,980
      American Skandia Trust ( AST ):
            Putnam International Equity Portfolio - 26,727 shares ( cost $22,207)            26,727
            Putnam Balanced Portfolio - 4,021 shares ( cost $3,809)                           4,021
            Putnam Value Growth & Income Portfolio - 8,120 shares ( cost $7,432)              8,120
            Lord Abbett Growth & Income Portfolio - 60,973 shares ( cost $55,858)            60,973
            Lord Abbett Small Cap Value Portfolio - 11,666 shares ( cost $11,381)            11,666
            Jancap Growth Portfolio - 301,846 shares ( cost $253,862)                       301,846
            Money Market Portfolio - 31,524 shares ( cost $31,524)                           31,524
            Neuberger & Berman Midcap Value Portfolio - 40,578 shares ( cost $38,967)        40,578
            Neuberger & Berman Midcap Growth Portfolio - 39,402 shares ( cost $35,395)       39,402
            Federated High Yield Portfolio - 51,210 shares ( cost $50,501)                   51,210
            T. Rowe Price Asset Allocation Portfolio - 7,736 shares ( cost $7,431)            7,736
            T. Rowe Price International Bond Portfolio - 15,385 shares ( cost $14,794)       15,385
            T. Rowe Price Natural Resources Portfolio - 12,006 shares ( cost $12,137)        12,006
            T. Rowe Price Small Company Value Portfolio - 31,922 shares ( cost $31,292)      31,922
            Founders Capital Appreciation Portfolio - 4,022 shares ( cost $3,958)             4,022
            PIMCO Total Return Bond Portfolio - 24,671 shares ( cost $24,773)                24,671
            PIMCO Limited Maturity Bond Portfolio - 33,883 shares ( cost $33,843)            33,883
            INVESCO Equity Income Portfolio - 77,257 shares ( cost $74,478)                  77,257
            Oppenheimer Large-Cap Growth - 6,473 shares ( cost $5,937)                        6,473
            Janus Overseas Growth Portfolio - 121,827 shares ( cost $113,101)               121,827
            Twentieth Century Strategic Balanced Portfolio - 2,086 shares ( cost $1,977)      2,086
            Twentieth Century International Growth Portfolio - 27,908 shares ( cost $27,313) 27,908
            Marsico Capital Growth Portfolio - 298,436 shares ( cost $273,152)              298,436
            Cohen & Steers Realty Portfolio - 2,095 shares ( cost $2,001)                     2,095
            Bankers Trust Enhanced 500  Portfolio - 19,256 shares ( cost $17,687)            19,256
                                                                                       -------------
                          Total Invested Assets                                         $ 1,295,010






                                                                                       =============
                          Total Assets                                                  $ 1,295,010
                                                                                       =============



-------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



-------------------------------------------------------------------------------------------------------------------------

                                      NET ASSETS
                                                                                                     Unit
Contractowners' Equity                                                                    Units      Value

       AAF - Growth                                                                           2,771   12.26     $ 33,980
       AST - Putnam International Equity                                                      2,765    9.67       26,727
       AST - Putnam Balanced                                                                    390   10.31        4,021
       AST - Putnam Value Growth & Income                                                       798   10.17        8,120
       AST - Lord Abbett Growth & Income                                                      6,010   10.15       60,973
       AST - Lord Abbett Small Cap Value                                                      1,299    8.98       11,666
       AST - JanCap Growth                                                                   22,655   13.32      301,846
       AST - Money Market                                                                     3,086   10.21       31,524
       AST - Neuberger & Berman Midcap Value                                                  4,156    9.76       40,578
       AST - Neuberger & Berman Midcap Growth                                                 3,699   10.65       39,402
       AST - Federated High Yield                                                             5,228    9.80       51,210
       AST - T. Rowe Price Asset Allocation                                                     723   10.69        7,736
       AST - T. Rowe Price International Bond                                                 1,396   11.02       15,385
       AST - T. Rowe Price Natural Resources                                                  1,464    8.20       12,006
       AST - T. Rowe Price Small Company Value                                                3,713    8.60       31,922
       AST - Founders Capital Appreciation                                                      394   10.20        4,022
       AST - PIMCO Total Return Bond                                                          2,341   10.54       24,671
       AST - PIMCO Limited Maturity Bond                                                      3,294   10.29       33,883
       AST - INVESCO Equity Income                                                            7,576   10.20       77,257
       AST - Oppenheimer Large-Cap Growth                                                       573   11.29        6,473
       AST - Janus Overseas Growth                                                           13,110    9.29      121,827
       AST - Twentieth Century Strategic Balanced                                               191   10.94        2,086
       AST - Twentieth Century International Growth                                           2,968    9.40       27,908
       AST - Marsico Capital Growth                                                          26,845   11.12      298,436
       AST - Cohen & Steers Realty                                                              235    8.90        2,095
       AST - Bankers Trust Enhanced                                                           1,741   11.06       19,256
                                                                                                            -------------
                          Total Contractowners' Equity                                                       $ 1,295,010

                                                                                                            =============
                          Total Contractowners' Equity                                                       $ 1,295,010
                                                                                                            =============



-------------------------------------------------------------------------------------------------------------------------


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1998



--------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - Putnam       AST - Putnam
                                                                              AAF           International         Balanced
                                                          Total              Growth        Equity Portfolio       Portfolio
                                                   ------------------------------------------------------------------------------
                                                      Periods Ended      June 26 * thru    August 11 * thru   October 15 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                    (180)               (92)               (82)                 (6)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (180)               (92)               (82)                 (6)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                             293                144                137                  12
   Cost of Securities Sold                                         293                137                145                  11

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                  7                 (8)                  1
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                  7                 (8)                  1
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                11,748              7,016              4,520                 212
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                      11,748              7,016              4,520                 212
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATION$ 11,568            $ 6,931            $ 4,430               $ 207
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------


                                                   AST - Putnam Value  AST - Lord Abbett  AST - Lord Abbett          AST
                                                     Growth & Income    Growth & Income    Small Cap Value      JanCap Growth
                                                   ------------------------------------------------------------------------------
                                                    August 11 * thru    August 11 * thru    June 26 * thru     June 26 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                      (35)             (119)               (56)               (940)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (35)              (119)               (56)               (940)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              61                217                 92              14,534
   Cost of Securities Sold                                          61                206                110              14,557

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                 11                (18)                (23)
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                 11                (18)                (23)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   687              5,115                284              47,984
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         687              5,115                284              47,984
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 652            $ 5,007              $ 210            $ 47,021
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------

                                                                        AST - Neuberger    AST - Neuberger
                                                           AST              & Berman           & Berman        AST - Federated
                                                      Money Market        Midcap Value      Midcap Growth        High Yield
                                                   ------------------------------------------------------------------------------
                                                   November 18 * thru    June 26 * thru     June 26 * thru    October 7 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 814                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (211)               (93)               (44)                (61)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       603                (93)               (44)                (61)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                         330,020                156                 80                  90
   Cost of Securities Sold                                     330,020                166                 85                  88

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                (10)                (5)                  2
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                (10)                (5)                  2
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                     -              1,610              4,007                 709
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                           -              1,610              4,007                 709
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 603            $ 1,507            $ 3,958               $ 650
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                        ------------------------------------------------------------------------------



                                                AST - T. Rowe Price  AST-T. Rowe Price    AST-T. Rowe Price   AST-T. Rowe Price
                                                 Asset Allocation   International Bond    Natural Resources   Small Company Value
                                                   ------------------------------------------------------------------------------
                                                    December 4 * thru   October 7 * thru   August 11 * thru   December 3 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                       (7)               (41)               (53)                (29)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7)               (41)               (53)                (29)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                               7                 67                 95                  62
   Cost of Securities Sold                                           7                 66                 94                  62

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                  1                  1                   -
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                  1                  1                   -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   306                591               (131)                630
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         306                591               (131)                630
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 299              $ 551             $ (183)              $ 601
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------




                                                   AST - Founders       AST - PIMCO       AST - PIMCO Limited   AST - INVESCO
                                                 Capital Appreciation  Total Return Bond     Maturity Bond      Equity Income
                                                   ------------------------------------------------------------------------------
                                                     June 26 * thru     October 7 * thru   October 7 * thru   December 3 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                      (22)               (50)               (53)                (55)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (22)               (50)               (53)                (55)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              34                 74                 79                 133
   Cost of Securities Sold                                          39                 75                 79                 132

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                              (5)                (1)                 -                   1
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                            (5)                (1)                 -                   1
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                    64               (102)                40               2,780
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                          64               (102)                40               2,780
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 37             $ (153)             $ (13)            $ 2,726
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------


                                                 AST - Oppenheimer
                                                    Large - Cap        AST - Janus   AST-Twentieth Century    AST-Twentieth Century
                                                      Growth         Overseas Growth   Strategic Balanced    International Growth
                                                   ------------------------------------------------------------------------------
                                                     June 26 * thru     August 11 * thru  December 3 *, thru  August 11 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ 8
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                     (36)              (153)                (2)                (45)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (36)              (153)                (2)                (37)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              56                287                  5                  85
   Cost of Securities Sold                                          59                309                  5                  94

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                              (3)               (22)                 -                  (9)
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                            (3)               (22)                 -                  (9)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   536              8,726                109                 595
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         536              8,726                109                 595
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 497            $ 8,551              $ 107               $ 549
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ----------------------------------------------------------



                                                      AST - Marsico    AST - Cohen & Steer  AST - Bankers Trust
                                                     Capital Growth          Realty            Enhanced 500
                                                   ----------------------------------------------------------
                                                     June 26 * thru    October 15 * thru  October 29 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998
                                                   ----------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (972)                (4)               (41)
                                                   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (972)                (4)               (41)
                                                   ----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                          20,358                  8             19,329
   Cost of Securities Sold                                      21,077                  8             18,389

                                                   ----------------------------------------------------------
       Net Gain (Loss)                                            (719)                 -                940
   Capital Gain Distributions Received                               -                  -                  -
                                                   ----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          (719)                 -                940
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -
   End of Period                                                25,284                 94              1,569
                                                   ----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                      25,284                 94              1,569
                                                   ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 $ 23,593               $ 90            $ 2,468
                                                   ==========================================================


-------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - Putnam         AST - Putnam
                                                                               AAF             International           Balanced
                                                         Total                Growth          Equity Portfolio        Portfolio
                                                ------------------------------------------------------------------------------------
                                                   Periods Ended        June 26 * thru      August 11 * thru    October 15 * thru
                                                December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (180)               $ (92)               $ (82)                $ (6)
     Net Realized Gain (Loss)                                      -                    7                   (8)                   1
     Net Unrealized Gain (Loss) On Investments                11,748                7,016                4,520                  212
                                                        ----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       11,568                6,931                4,430                  207
                                                        ----------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    1,188,246               27,123               22,372                1,019
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                               (4,132)                 (74)                 (75)               2,795
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    1,184,114               27,049               22,297                3,814
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,195,682               33,980               26,727                4,021
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                       $ 1,195,682             $ 33,980             $ 26,727              $ 4,021
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                     AST - Putnam Value   AST - Lord Abbett    AST - Lord Abbett           AST
                                                    Growth & Income      Growth & Income      Small Cap Value       JanCap Growth
                                                ------------------------------------------------------------------------------------
                                                     August 11 * thru     August 11 * thru      June 26 * thru       June 26 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (35)              $ (119)               $ (56)              $ (940)
     Net Realized Gain (Loss)                                      -                   11                  (18)                 (23)
     Net Unrealized Gain (Loss) On Inv                           687                5,115                  284               47,984
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          652                5,007                  210               47,021
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        7,500               24,411               11,500              243,116
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (32)              31,555                  (44)              11,709
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        7,468               55,966               11,456              254,825
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        8,120               60,973               11,666              301,846
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 8,120             $ 60,973             $ 11,666            $ 301,846
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------

                                                                          AST - Neuberger      AST - Neuberger
                                                           AST                & Berman             & Berman         AST - Federated
                                                        Money Market         Midcap Value        Midcap Growth          High Yield
                                                ------------------------------------------------------------------------------------
                                                   November 18 * thru     June 26 * thru       June 26 * thru      October 7 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 603                $ (93)               $ (44)               $ (61)
     Net Realized Gain (Loss)                                      -                  (10)                  (5)                   2
     Net Unrealized Gain (Loss) On Investments                     -                1,610                4,007                  709
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          603                1,507                3,958                  650
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      361,161               19,250               15,580               50,634
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                             (330,240)              19,821               19,864                  (74)
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       30,921               39,071               35,444               50,560
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       31,524               40,578               39,402               51,210
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                          $ 31,524             $ 40,578             $ 39,402             $ 51,210
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                  AST - T. Rowe Price  AST - T. Rowe Price  AST - T. Rowe Price  AST - T. Rowe Price
                                                    Asset Allocation    International Bond   Natural Resources   Small Company Value
                                                ------------------------------------------------------------------------------------
                                                    December 4 * thru     October 7 * thru     August 11 * thru    December 3 * thru
                                                    December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (7)               $ (41)               $ (53)               $ (29)
     Net Realized Gain (Loss)                                      -                    1                    1                    -
     Net Unrealized Gain (Loss) On Investments                   306                  591                 (131)                 630
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          299                  551                 (183)                 601
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        7,500               14,873               12,121                2,500
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (63)                 (39)                  68               28,821
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        7,437               14,834               12,189               31,321
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,736               15,385               12,006               31,922
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 7,736             $ 15,385             $ 12,006             $ 31,922
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                     AST - Founders        AST - PIMCO      AST - PIMCO Limited     AST - INVESCO
                                                   Capital Appreciation  Total Return Bond       Maturity Bond       Equity Income
                                                ------------------------------------------------------------------------------------
                                                     June 26 * thru      October 7 * thru     October 7 * thru    December 3 * thru
                                                    December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (22)               $ (50)               $ (53)               $ (55)
     Net Realized Gain (Loss)                                     (5)                  (1)                   -                    1
     Net Unrealized Gain (Loss) On Investments                    64                 (102)                  40                2,780
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           37                 (153)                 (13)               2,726
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        4,000               24,874               33,954               14,357
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (15)                 (50)                 (58)              60,174
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        3,985               24,824               33,896               74,531
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        4,022               24,671               33,883               77,257
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 4,022             $ 24,671             $ 33,883             $ 77,257
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------

                                                       AST - Oppenheimer
                                                         Large-Cap    AST-Janus         AST-Twentieth Century  AST-Twentieth Century
                                                           Growth       Overseas Growth     Strategic Balanced  International Growth
                                                ------------------------------------------------------------------------------------
                                                      June 26 * thru      August 11 * thru    December 3 *, thru    August 11 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (36)              $ (153)                $ (2)               $ (37)
     Net Realized Gain (Loss)                                     (3)                 (22)                   -                   (9)
     Net Unrealized Gain (Loss) On Investments                   536                8,726                  109                  595
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          497                8,551                  107                  549
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        6,000               41,825                1,743                7,500
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (24)              71,451                  236               19,859
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        5,976              113,276                1,979               27,359
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        6,473              121,827                2,086               27,908
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 6,473            $ 121,827              $ 2,086             $ 27,908
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                         ---------------------------------------------------------------


                                                            AST - Marsico     AST - Cohen & Steers AST - Bankers Trust
                                                            Capital Growth           Realty            Enhanced 500
                                                         ---------------------------------------------------------------
                                                            June 26 * thru     October 15 * thru    October 29 * thru
                                                          December 31, 1998    December 31, 1998    December 31, 1998
                                                         ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                      $ (972)                $ (4)               $ (41)
     Net Realized Gain (Loss)                                            (719)                   -                  940
     Net Unrealized Gain (Loss) On Investments                         25,284                   94                1,569
                                                         ---------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                23,593                   90                2,468
                                                         ---------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                               211,055                1,890               20,388
     Net Transfers Between Sub-accounts                                     -                    -                    -
     Surrenders                                                        63,788                  115               (3,600)
                                                         ---------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                               274,843                2,005               16,788
                                                         ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               298,436                2,095               19,256
                                                         ---------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                    -                    -                    -
                                                         ---------------------------------------------------------------
     End of Period                                                  $ 298,436              $ 2,095             $ 19,256
                                                         ===============================================================





------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 1998

--------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance Corporation Variable Account F (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations on June 25, 1998.

         As of December 31, 1998, the Account consisted of thirty -three sub-accounts. These financial statements report on twenty-six sub-accounts which had financial activity during 1998 and are offered in American Skandia's AS Trophy Single Premium Variable Life Insurance Product. Each of the twenty-six sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, or Montgomery Variable Series (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investments Services, Incorporated, an affiliate, is the investment manager for the American Skandia Trust, while Putnam Investment Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J.P. Morgan Inc., Neuberger Berman Management, Incorporated, Federated Investment Counseling, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OpphenheimerFunds, Inc., American Century Investments Management, Inc., Marsico Capital Management, LLC, Cohen & Steers Capital Management, Inc., and Bankers Trust Company are the subadvisors. Montgomery Asset Management L.P. is the investment advisor for the Montgomery Variable Series.

         The investment advisors are paid fees for their services by the respective Trusts.

         American Skandia's AS Trophy Single Premium Variable Life Insurance Policy is marketed through American Skandia Marketing, Inc., an affiliate.

2.       VALUATION OF INVESTMENTS

         The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

5.       DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal Revenue Code provides that a variable life insurance policy, in order to qualify as life insurance, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). The Treasury Department's regulations prescribe the diversification requirements for variable life insurance policies. We believe the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES

         The following contract charges are paid to American Skandia which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 0.90% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of 0.15% of the net assets.

         Contingent Deferred Sales Charges are computed as set forth in the American Skandia's AS Trophy Single Premium Variable Life Insurance Policy Prospectus.

7.       YEAR 2000 COMPLIANCE (UNAUDITED)

         The Company is continuing its ongoing assessment of the potential impact of the year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated, and the Company's affiliated investment advisory firm, American Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the year 2000 issues on the company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

         Business Partners

         Management believes the company is most vulnerable in its interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inablility to process transactions correctly or engage in normal business activities.

         The American Skandia deferred annuity operational business partners report that all critical interfaces are Year 2000 compliant. All investment manager and sub-advisors are required by the Securities and Exchange Commission to publicly disclose their Year 2000 status is December 1998 and June 1999.

         American Skandia has initiated formal communications with parties that provide third party administration, record keeping and trust services in connection with its life insurance and qualified retirement plan annuities business. Management has already received several written assurances that these firms will be Year 2000 compliant. The Company expects to have certifications from all remaining parties by July 1999. American Skandia is currently developing contingency plans in the event that these targets are not met.

         Information Technology Systems

         American Skandia is a relatively young company whose internally developed systems were designed from the start with the four digit year codes. The Company engaged an external information technology specialist to review American Skandia's operating systems and internally developed software. The assessment was completed in December 1997 and the results were favorable. Specific modifications were suggested, evaluated, and implemented for the annuity adminsitration system. This project was completed during 1998 and a ceritificate of compliance has been received. Other non-critical internally developed applications in the client/server area have already been or will be remediated during 1999. The costs associated with this aspect of the Year 2000 compliance have not had, and are not expected to have, a significant impact on the Company's results from operations.

         Suppliers and Non-Information Technology Systems

         Like most companies, American Skandia is reliant on network, and desktop operating systems and software providers to release compliant versions of their respective systems. American Skandia's network is currently at the most compliant level available. The standard desktop software will be replaced, as fully compliant versions become available. In addition, the Company is in the process of contacting the non-information systems vendors and suppliers regarding their Year 2000 compliance status and will factor the results of these assessments into its contingency plans.


7.       YEAR 2000 COMPLIANCE (UNAUDITED)

         Management believes it has an effective program in place to resolve the Year 2000 issue in a timely manner. However, should errors or disruptions in computer service occur, the Company could realize losses. Given the nature and uncertainty of such losses, the amounts cannot be reasonably determined.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


8.   CHANGES IN THE UNITS OUTSTANDING


                                    ----------------------------------------------------------------------------------------------

                                                              AST- Putnam           AST-Putnam             AST-Putnam Value
                                         AAF-Growth          Int'l Equity         Balanced Asset           Growth & Income
                                    ----------------------------------------------------------------------------------------------
                                       June 26 * thru      August 11 * thru      October 15 * thru         August 11 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,778                 2,775                   112                          803
Units Transferred Between Sub-accounts                 0                     0                   279                            0
Units Surrendered                                     (7)                   (9)                   (1)                          (4)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                2,771                 2,765                   390                          798
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                      AST-Lord Abbett       AST-Lord Abbett             AST                      AST
                                      Growth & Income       Small Cap Value        JanCap Growth             Money Market
                                    ----------------------------------------------------------------------------------------------
                                      August 11 * thru      June 26 * thru        June 25 * thru          November 18 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,788                 1,305                21,796                       35,493
Units Transferred Between Sub-accounts             3,236                     0                   971                      (32,365)
Units Surrendered                                    (13)                   (6)                 (112)                         (42)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                6,010                 1,299                22,655                        3,086
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------
                                      AST- Neuberger &     AST- Neuberger &        AST-Federated          AST-T. Rowe Price
                                    Berman Midcap Value  Berman Midcap Growth       High Yield             Asset Allocation
                                    ----------------------------------------------------------------------------------------------
                                       June 26 * thru       June 26 * thru       October 7 * thru         December 4 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,056                 1,615                 5,236                          724
Units Transferred Between Sub-accounts             2,110                 2,089                     0                            0
Units Surrendered                                    (10)                   (5)                   (8)                          (1)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                4,156                 3,699                 5,228                          723
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                        AST-T. Rowe        AST-T. Rowe Price     AST-T.Rowe Price            AST-Founders
                                    Price International BonNatural Resources    Small Company Value      Capital Appreciation
                                    ----------------------------------------------------------------------------------------------
                                      October 7 * thru     August 11 * thru      December 3 * thru          June 26 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    1,399                 1,455                   295                          395
Units Transferred Between Sub-accounts                 0                    14                 3,422                            0
Units Surrendered                                     (4)                   (6)                   (4)                          (2)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                1,396                 1,464                 3,713                          394
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------
                                      AST-PIMCO Total          AST-PIMCO            AST-INVESCO            AST-Oppenheimer
                                        Return Bond      Limited Maturity Bond     Equity Income           Large-Cap Growth
                                    ----------------------------------------------------------------------------------------------
                                      October 7 * thru     October 7 * thru      December 3 * thru          June 26 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,346                 3,300                 1,448                          575
Units Transferred Between Sub-accounts                 0                     0                 6,136                            0
Units Surrendered                                     (5)                   (6)                   (9)                          (2)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                2,341                 3,294                 7,576                          573
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                         AST-Janus       AST-Twentieth Century AST-Twentieth Century         AST-Marsico
                                      Overseas Growth     Strategic Balanced   International Growth         Capital Growth
                                    ----------------------------------------------------------------------------------------------
                                      August 11 * thru     December 3 * thru     August 11 * thru           June 25 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    4,987                   168                   767                       20,596
Units Transferred Between Sub-accounts             8,144                    23                 2,207                        6,378
Units Surrendered                                    (21)                    0                    (6)                        (129)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period               13,110                   191                 2,968                       26,845
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    -------------------------------------------
                                       AST - Cohen &         AST - Bankers
                                     Steers Real Estate     Trust 500 Index
                                    -------------------------------------------
                                     October 15 * thru     October 29 * thru
                                     December 31, 1998     December 31, 1998
                                    -------------------------------------------
Units Outstanding Beginning of the Period              0                     0
Units Purchased                                      223                 2,064
Units Transferred Between Sub-accounts                13                  (318)
Units Surrendered                                     (1)                   (5)
                                    -------------------------------------------

Units Outstanding End of the Period                  235                 1,741
                                    ===========================================


-------------------------------------------------------------------------------
* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


9.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998 were as follows:

                                                      Purchases               Sales
                                               ---------------------------------------------
AAF - Growth                                                  $27,238                  $144
AST - Putnam International Equity                              22,499                   137
AST - Putnam Balanced                                           3,831                    12
AST - Putnam Value Growth & Income                              7,554                    61
AST - Lord Abbett Growth & Income                              56,270                   217
AST - Lord Abbett Small Cap Value                              11,601                    92
AST - Jancap Growth                                           282,976                14,534
AST - Money Market                                            361,844               330,020
AST - Neuberger & Berman Midcap Value                          39,299                   156
AST - Neuberger & Berman Midcap Growth                         35,564                    80
AST - Federated High Yield                                     50,676                    90
AST - T. Rowe Price Asset Allocation                            7,444                     7
AST - T. Rowe Price International Bond                         14,927                    67
AST - T. Rowe Price Natural Resources                          12,325                    95
AST - T. Rowe Price Small Company Value                        31,417                    62
AST - Founders Capital Appreciation                             4,036                    34
AST - Pimco Total Return Bond                                  24,924                    74
AST - Pimco Limited Maturity Bond                              34,000                    79
AST - INVESCO Equity Income                                    74,741                   133
AST - Oppenheimer Large-Cap Growth                              6,055                    56
AST - Janus Overseas Growth                                   113,718                   287
AST - Twentieth Century Strategic Balanced                      1,987                     5
AST - Twentieth Century International Growth                   27,500                    85
AST - Marsico Capital Growth                                  315,306                20,358
AST - Cohen & Steers Realty                                     2,016                     8
AST - Bankers Trust Enhanced 500                               41,899                19,329

                                               =============================================
                                                           $1,611,647              $386,222
                                               =============================================

                                   APPENDIX A
  HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH VALUES

It is impossible to illustrate exactly how a Policy will perform in the future. However, you may better understand how a Policy works, and may be able to better compare a Policy with other life insurance plans, using hypothetical illustrations based on the personal characteristics of the Insured(s) as well as certain assumptions about the future. You can do this using the hypothetical illustrations provided in this Appendix A. You can also do this by requesting from us personalized hypothetical illustrations based on: (a) the Age(s) of the Insured(s); (b) the expected risk class(es) of the Insured(s); (c) the gender of the Insured(s), where permitted; (d) the Specified Amount you seek; (e) which Death Benefit option (A or B) is to apply; and (f) the amount and timing of Premiums you intend to pay. Please forward any such request to us at our address as shown on the first page of this Prospectus.

As of the date of this Prospectus, we only provide such personalized hypothetical illustrations on paper. We reserve the right to make such illustrations available in the future via electronic transmission or as part of a multi-media presentation. We may also provide personalized hypothetical illustrations that assume future loans, withdrawals, loan repayments, Premium payments on other than the Policy Date and Policy Anniversaries, changes after the Policy Date in the Death Benefit option on in the Specified Amount or varying assumed rates of return. Certain of these illustrations may not be available as of the date of this Prospectus. However, we reserve the right to make such illustrations available in the future.

The hypothetical illustrations that follow show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions. All values are provided as of the end of each Policy Year shown. Hypothetical illustrations are shown for both Death Benefit options. The assumptions used are as follows:

1. Hypothetical average annual gross rates of return in the Portfolios of 0%, 6% and 12%. Of course, actual investment performance is not a constant rate. If the hypothetical gross rate of return were to fluctuate above or below the 0%, 6% or 12% average over a period of years, the Death Benefit, Account Value and Cash Value may be different. For hypothetical rates of return of 0% and 6%, the illustrations will indicate if a Policy would lapse. HYPOTHETICAL RATES OF RETURN ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE.


2. Hypothetical constant expense ratios of 0.98% for the Portfolios. The total annual expenses for the underlying mutual funds are shown in the section entitled "Variable Investment Options." The 0.98% hypothetical expense ratio is the weighted average of the actual total annual expenses for all available Portfolios as of December 31, 1998. Certain of the Portfolios have not been in existence for a full year and, therefore, the total annual expenses for those Portfolios are estimated and annualized. The 0.98% hypothetical expense ratio, when deducted from the hypothetical average annual gross rates of return equals a hypothetical average annual net rate of return of -0.98%, 5.02% and 11.02%, respectively.


3. The mortality and expense risk charge assessed against the assets in the Separate Account at an annualized rate of 0.90%. The charge for administrative expenses connected with operating the Separate Account is 0.25% per year. It is also assumed that there is no tax charge assessed against the Separate Account.
4. The charges under the Policy, including the current cost of insurance charges that differ by gender, risk class and attained age. It is assumed that there are no transfer fees applicable. The hypothetical illustrations are presented based on both the current and guaranteed cost of insurance charges.
5.                Premium taxes are assessed at the rate of 2.5%
6. There are no loans, loan repayments, withdrawals, accelerated death benefit payments or amounts paid to maintain the Policy in effect during a grace period. The hypothetical values will include Cash Value Credits if applicable.
7. The Age(s) and, where applicable, gender of the Insured(s) shown in each illustration.
8.                The  Insured(s)  is/are  eligible  for the no tobacco use risk class.
9. The Premium payments and Specified Amount are as shown in each illustration. It is assumed that Premium payments are allocated on the first day of the Policy Year shown.
10. Neither the Death Benefit Option nor the Specified Amount is changed after the Policy Date.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/    Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life         of Return       Classification
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ -----------------
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ -----------------
     A - Level            $100,000              45               Female             Single               12%              No Usage
                                                                                                     (11.02% net)
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ -----------------
------------- ---------------- --------------------------------------------------- ------------------------------------------------
Policy Year       Premium                        Current Charges                                     Guaranteed Charges
                 Payments*
                               ------------------------------------------------- --------------------------------------------------
                               --------------- ------------ ----------- ----------- ------------- ---------- ----------- ----------
                                 Withdrawal       Death     Account    Cash Value   Withdrawal   Death        Account    Cash Value
                                                 Benefit      Value                              Benefit       Value
------------- ---------------- --------------- ------------ ---------- ---------- ------------- ---------- ------------  ----------
------------- ---------------- --------------- ------------ ---------- ---------- ------------- ---------- ------------  ----------
     1            $4,657            $0          $100,000      $4,709     $4,243        $0        $100,000      $4,629       $4,163
-------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     2             4,657             0           100,000       9,847      9,009         0         100,000       9,678        8,840
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     3             4,657             0           100,000      15,456     14,338         0         100,000      15,189       14,072
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     4             4,657             0           100,000      21,580     20,276         0         100,000      21,208       19,904
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     5             4,657             0           100,000      28,267     26,870         0         100,000      27,784       26,387
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     6             4,657             0           100,658      35,572     34,175         0         100,000      34,973       33,575
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     7             4,657             0           119,425      43,531     42,227         0         117,330      42,767       41,463
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     8               0               0           125,767      47,270     46,292         0         123,181      46,298       45,320
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     9               0               0           132,505      51,341     50,689         0         129,324      50,108       49,456
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     10              0               0           139,662      55,772     55,446         0         135,773      54,219       53,893
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     11              0               0           147,858      60,839     60,839         0         143,117      58,889       58,889
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     12              0               0           156,591      66,379     66,379         0         150,860      63,950       63,950
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     13              0               0           166,719      72,798     72,798         0         159,021      69,437       69,437
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     14              0               0           177,547      79,852     79,852         0         168,464      75,767       75,767
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     15              0               0           189,128      87,604     87,604         0         178,466      82,665       82,665
------------- ---------------- --------------- ----------- ---------- ------------ ------------ ----------- ------------ ----------
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
     16              0               0           201,528      96,124     96,124         0         189,062      90,178       90,178
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
     17              0               0           214,808     105,480    105,480         0         200,286      98,348       98,348
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
     18              0               0           229,061     115,754    115,754         0         212,174     107,220      107,220
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
     19              0               0           244,395     127,040    127,040         0         224,765     116,836      116,836
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ---------- ------------ ----------
     20              0               0           260,911     139,437    139,437         0         238,104     127,248      127,248
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------

------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     25              0               0           363,944     222,021    222,021         0         317,683     193,800     193,800
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     30              0               0           512,104     352,596    352,596         0         423,853     291,833     291,833
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
------------- ---------------- --------------- ----------- ---------- ----------- ------------- ----------- ----------- -----------
     35              0               0           728,008     554,799    554,799         0         565,606     431,036     431,036
------------- ---------------- --------------- ----------- ---------- ------------ ------------- ----------- ----------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate   Tobacco Usage
                           Amount                                                 Joint Life          of Return      Classification
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
     A - Level            $100,000              45               Female             Single                6%              No Usage
                                                                                                     (5.02% net)
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
------------- ----------------- ---------------------------------------------------- ----------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ---------------------------------------------------- ----------------------------------------------
                                --------------- ------------- ----------- ---------- ------------- ------------ ------------ ------
                                  Withdrawal       Death      Account     Cash        Withdrawal      Death       Account     Cash
                                                  Benefit       Value       Value                    Benefit       Value     Value
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ------------ ------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ------------ ------
     1             $4,657            $0          $100,000      $4,451      $3,985        $0        $100,000      $4,373     $3,907
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     2              4,657             0           100,000       9,047       8,209         0         100,000       8,886      8,048
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- --------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     3              4,657             0           100,000      13,794      12,677         0         100,000      13,546     12,428
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- -- ------
     4              4,657             0           100,000      18,699      17,395         0         100,000      18,358     17,054
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     5              4,657             0           100,000      23,767      22,370         0         100,000      23,328     21,931
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     6              4,657             0           100,000      29,004      27,607         0         100,000      28,463     27,066
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     7              4,657             0           100,000      34,415      33,111         0         100,000      33,770     32,466
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     8               0                0           100,000      35,328      34,350         0         100,000      34,560     33,582
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     9               0                0           100,000      36,265      35,613         0         100,000      35,352     34,700
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     10              0                0           100,000      37,228      36,902         0         100,000      36,147     35,821
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     11              0                0           100,000      38,372      38,372         0         100,000      37,094     37,094
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     12              0                0           100,000      39,554      39,554         0         100,000      38,052     38,052
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     13              0                0           100,000      40,776      40,776         0         100,000      39,026     39,026
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     14              0                0           100,000      42,039      42,039         0         100,000      40,015     40,015
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     15              0                0           100,000      43,346      43,346         0         100,000      41,018     41,018
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ---------- ---------
     16              0                0           100,000      44,698      44,698         0         100,000      42,032     42,032
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     17              0                0           100,000      46,094      46,094         0         100,000      43,049     43,049
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     18              0                0           100,000      47,534      47,534         0         100,000      44,061     44,061
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     19              0                0           100,000      49,022      49,022         0         100,000      45,058     45,058
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     20              0                0           100,000      50,561      50,561         0         100,000      46,032     46,032
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------

------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ------------ -------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ ------------ -------
     25              0                0           100,000      58,986      58,986         0         100,000      50,487     50,487
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     30              0                0           100,283      69,047      69,047         0         100,000      53,321     53,321
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
     35              0                0           107,399      81,847      81,847         0         100,000      50,940     50,940
------------- ----------------- --------------- ------------- ----------- ---------- ------------- ------------ --------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate   Tobacco Usage
                           Amount                                                 Joint Life          of Return      Classification
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
     A - Level            $100,000              45               Female             Single                0%              No Usage
                                                                                                     (-0.98% net)
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- -------------
------------- ----------------- ---------------------------------------------------- ----------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ---------------------------------------------------- ----------------------------------------------
                                --------------- ------------ ----------- ---------- ------------ ----------- ----------- ----------
                                  Withdrawal       Death     Account    Cash Value  Withdrawal     Death      Account    Cash Value
                                                  Benefit      Value                               Benefit     Value
------------- ----------------- --------------- ------------ ----------- ---------- ------------ ----------- ----------- ----------
------------- ----------------- --------------- ------------ ----------- ---------- ------------ ----------- ----------- ----------
     1             $4,657            $0         $100,000       $4,193      $3,727       $0        $100,000      $4,117     $3,652
------------- ----------------- --------------- ------------ ----------- ----------- ------------ ---------- ----------- ----------
------------- ----------------- --------------- ------------ ----------- ----------- ------------ ---------- ----------- ----------
     2              4,657             0           100,000       8,277       7,439        0         100,000       8,125      7,287
------------- ----------------- --------------- ------------ ----------- ----------- ------------ ----------- ----------- ---------
------------- ----------------- --------------- ------------ ----------- ----------- ------------ ----------- ----------- ---------
     3              4,657             0           100,000      12,257      11,139        0         100,000      12,025     10,907
------------- ----------------- --------------- ------------ ----------- ---------- ------------ ----------- ----------- ----------
------------- ----------------- --------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------
     4              4,657             0           100,000      16,133      14,830        0         100,000      15,820     14,516
------------- ----------------- --------------- ------------ ----------- ---------- ------------ ----------- ----------- ----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     5              4,657             0           100,000      19,911      18,514        0         100,000      19,513     18,116
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     6              4,657             0           100,000      23,593      22,196        0         100,000      23,105     21,708
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     7              4,657             0           100,000      27,178      25,874        0         100,000      26,599     25,295
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     8               0                0           100,000      26,256      25,278        0         100,000      25,564     24,586
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     9               0                0           100,000      25,348      24,696        0         100,000      24,519     23,867
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     10              0                0           100,000      24,453      24,127        0         100,000      23,462     23,136
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     11              0                0           100,000      23,666      23,666        0         100,000      22,481     22,481
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     12              0                0           100,000      22,886      22,886        0         100,000      21,480     21,480
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     13              0                0           100,000      22,113      22,113        0         100,000      20,457     20,457
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     14              0                0           100,000      21,346      21,346        0         100,000      19,414     19,414
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     15              0                0           100,000      20,585      20,585        0         100,000      18,343     18,343
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     16              0                0           100,000      19,830      19,830        0         100,000      17,237     17,237
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     17              0                0           100,000      19,073      19,073        0         100,000      16,083     16,083
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     18              0                0           100,000      18,315      18,315        0         100,000      14,866     14,866
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     19              0                0           100,000      17,555      17,555        0         100,000      13,565     13,565
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     20              0                0           100,000      16,793      16,793        0         100,000      12,165     12,165
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------

------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     25              0                0           100,000      12,727      12,727        0         100,000       3,347      3,347
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     30              0                0           100,000      7,610        7,610
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
     35              0
------------- ----------------- --------------- ------------ ----------- --------- ------------ ----------- ------------ -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- --------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life          of Return       Classification
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
     B-Variable           $100,000              55                Male              Single              12%           Tobacco Usage
                                                                                                     (11.02% net)
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
------------- ----------------- ------------------------------------------------- --------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ----------------------------------------------- ---------------------------------------------------
                                ---------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
                                  Withdrawal       Death     Account     Cash Value   Withdrawal   Death Benefit  Account     Cash
                                                   Benefit      Value                                              Value       Value
------------- ----------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- -----
------------- ----------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- -----
     1           $8,622           $0         $108,276      $8,276      $7,414         $0         $107,470       $7,470     $6,608
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     2           8,622            0           117,264      17,264      15,712         0           115,472       15,472     13,920
------------- ----------------------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     3           8,622            0           127,027      27,027      24,958         0           124,044       24,044     21,975
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     4           8,622            0           137,639      37,639      35,224         0           133,231       33,231     30,817
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     5           8,622            0           149,175      49,175      46,589         0           143,076       43,076     40,490
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     6           8,622            0           161,723      61,723      59,136         0           153,619       53,619     51,032
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     7           8,622            0           175,369      75,369      72,955         0           164,896       64,896     62,482
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     8             0              0           181,075      81,075      79,264         0           167,803       67,803     65,992
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     9             0              0           187,250      87,250      86,043         0           170,680       70,680     69,473
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     10            0              0           193,939      93,939      93,336         0           173,495       73,495     72,892
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     11            0              0           201,599     101,599     101,599         0           176,538       76,538     76,538
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     12            0              0           209,868     109,868     109,868         0           179,510       79,510     79,510
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     13            0              0           218,806     118,806     118,806         0           182,389       82,389     82,389
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     14            0              0           228,478     128,478     128,478         0           185,148       85,148     85,148
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     15            0              0           239,657     139,657     139,657         0           187,738       87,738     87,738
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     16            0              0           251,847     151,847     151,847         0           190,098       90,098     90,098
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     17            0              0           265,077     165,077     165,077         0           192,143       92,143     92,143
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     18            0              0           279,451     179,451     179,451         0           193,769       93,769     93,769
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     19            0              0           295,087     195,087     195,087         0           194,865       94,865     94,865
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     20            0              0           312,114     212,114     212,114         0           195,309       95,309     95,309
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------

------------- --------------  ------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- --------------  ------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     25            0              0           422,279     322,279     322,279         0           183,916       83,916     83,916
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     30            0              0           587,319     487,319     487,319         0           134,834       34,834     34,834
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     35            0              0           832,188     732,188     732,188         0
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female      Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                Joint Life          of Return       Classification
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
    B - Variable         $100,000             55                Male              Single                6%            Tobacco Usage
                                                                                                     (5.02% net)
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
------------- ----------------- ------------------------------------------------ ---------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ------------------------------------------------ ---------------------------------------------------
                                -------------- ----------- ---------- ----------- ------------- -------------- ---------- ----------
                                 Withdrawal      Death     Account     Cash Value   Withdrawal   Death Benefit   Account     Cash
                                               Benefit      Value                                                Value       Value
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     1           $8,622           $0         $107,812      $7,812      $6,950         $0         $107,030       $7,030     $6,168
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     2           8,622            0           115,838      15,838      14,286         0           114,144       14,144     12,592
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     3           8,622            0           124,082      24,082      22,013         0           121,336       21,336     19,267
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     4           8,622            0           132,555      32,555      30,140         0           128,601       28,601     26,187
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     5           8,622            0           141,262      41,262      38,675         0           135,927       35,927     33,341
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     6           8,622            0           150,211      50,211      47,625         0           143,297       43,297     40,710
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     7           8,622            0           159,407      59,407      56,993         0           150,685       50,685     48,271
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     8             0              0           160,207      60,207      58,396         0           149,410       49,410     47,600
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     9             0              0           160,980      60,980      59,773         0           147,804       47,804     46,597
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     10            0              0           161,727      61,727      61,123         0           145,828       45,828     45,224
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     11            0              0           162,699      62,699      62,699         0           143,631       43,631     43,631
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     12            0              0           163,585      63,585      63,585         0           140,998       40,998     40,998
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     13            0              0           164,379      64,379      64,379         0           137,898       37,898     37,898
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     14            0              0           165,079      65,079      65,079         0           134,293       34,293     34,293
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     15            0              0           165,682      65,682      65,682         0           130,130       30,130     30,130
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     16            0              0           166,183      66,183      66,183         0           125,344       25,344     25,344
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     17            0              0           166,506      66,506      66,506         0           119,848       19,848     19,848
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     18            0              0           166,644      66,644      66,644         0           113,546       13,546     13,546
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     19            0              0           166,591      66,591      66,591         0           106,337       6,337       6,337
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     20            0              0           166,339      66,339      66,339
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------

------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     25            0              0           160,609      60,609      60,609
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     30            0              0           141,482      41,482      41,482
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
     35            0
------------- ------------- --------------- ------------ ----------- ----------- ------------- -------------- ----------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------ ------------------ ------------------ ----------------- ------------------ ------------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life          of Return       Classification
-------------------- ----------------- ----------------- ----------------- ------------------ ------------------- ------------------
-------------------- ----------------- ----------------- ----------------- ------------------ ------------------- ------------------
    B - Variable          $100,000              55                Male              Single                0%           Tobacco Usage
                                                                                                     (-0.98% net)
-------------------- ----------------- ----------------- ----------------- ------------------ ------------------- ------------------
------------ ---------------- -------------------------------------------------- ---------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ------------------------------------------------ ---------------------------------------------------
                                ------------- ------------- ---------- --------- ------------- -------------- ----------- ----------
                                 Withdrawal    Death Benefit  Account     Cash        Withdrawal   Death Benefit  Account     Cash
                                                               Value       Value                                  Value       Value
------------- ----------------- ------------- ------------- ---------- ---------- ------------ ------------- ----------- ----------
------------- ----------------- ------------- ------------- ---------- --------- ------------ -------------- ----------- ----------
     1           $8,622          $0          $107,349       $7,349     $6,487         $0         $106,591       $6,591     $5,729
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     2           8,622            0           114,466       14,466     12,914         0           112,870       12,870     11,318
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     3           8,622            0           121,359       21,359     19,289         0           118,837       18,837     16,768
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     4           8,622            0           128,031       28,031     25,617         0           124,491       24,491     22,077
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     5           8,622            0           134,490       34,490     31,903         0           129,829       29,829     27,242
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     6           8,622            0           140,740       40,740     38,153         0           134,837       34,837     32,250
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     7           8,622            0           146,782       46,782     44,367         0           139,499       39,499     37,084
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     8             0              0           144,459       44,459     42,649         0           135,631       35,631     33,820
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     9             0              0           142,144       42,144     40,937         0           131,580       31,580     30,373
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     10            0              0           139,836       39,836     39,232         0           127,324       27,324     26,720
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     11            0              0           137,688       37,688     37,688         0           122,947       22,947     22,947
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     12            0              0           135,466       35,466     35,466         0           118,320       18,320     18,320
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     13            0              0           133,170       33,170     33,170         0           113,433       13,433     13,433
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     14            0              0           130,802       30,802     30,802         0           108,273       8,273       8,273
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     15            0              0           128,364       28,364     28,364         0           102,813       2,813       2,813
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     16            0              0           125,857       25,857     25,857
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     17            0              0           123,212       23,212     23,212
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     18            0              0           120,432       20,432     20,432
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     19            0              0           117,520       17,520     17,520
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     20            0              0           114,479       14,479     14,479
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------

------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     25            0
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     30            0
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
     35             0
------------- ------------- -------------- -------------- ----------- ---------- ------------- -------------- ----------- ----------
o It is assumed that  Premiums  are applied at the  beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------ ------------------
Death Benefit Option      Specified        Issue Age(s)       Male/Female      Single Life/     Hypothetical Rate     Tobacco Usage
                           Amount                                               Joint Life          of Return        Classification
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
     B-Variable           $100,000             55               Male              Single               12%            Tobacco Usage
                                                                                                     (11.02% net)
-------------------- ----------------- ----------------- ----------------- ------------------ ------------------- ------------------
------------ -------------- -------------------------------------------------- -----------------------------------------------------
Policy Year      Premium                        Current Charges                                     Guaranteed Charges
                Payments*
                              ------------------------------------------------ -----------------------------------------------------
                              -------------- ----------- ---------- ---------- ------------- ----------- ------------ -----------
                              Withdrawal       Death     Account     Cash Value   Withdrawal      Death       Account     Cash Value
                                              Benefit      Value                                  Benefit     Value
------------ -------------- -------------- ----------- ----------- ----------- -------------- ------------ ------------- -----------
------------ -------------- -------------- ----------- ----------- ----------- -------------- ------------ ------------- -----------
     1           $8,622           $0         $108,276      $8,276      $7,414         $0         $107,470       $7,470       $6,608
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     2           8,622            0           117,264      17,264      15,712          0          115,472       15,472       13,920
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     3           8,622            0           127,027      27,027      24,958          0          124,044       24,044       21,975
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     4           8,622            0           137,639      37,639      35,224          0          133,231       33,231       30,817
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     5           8,622            0           149,175      49,175      46,589          0          143,076       43,076       40,490
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     6           8,622            0           161,723      61,723      59,136          0          153,619       53,619       51,032
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     7           8,622            0           175,369      75,369      72,955          0          164,896       64,896       62,482
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     8             0              0           181,075      81,075      79,264          0          167,803       67,803       65,992
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     9             0              0           187,250      87,250      86,043          0          170,680       70,680       69,473
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     10            0              0           193,939      93,939      93,336          0          173,495       73,495       72,892
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     11            0            5,000         196,090      96,090      96,090        5,000        171,029       71,029       71,029
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     12            0            5,000         198,319      98,319      98,319        5,000        167,960       67,960       67,960
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     13            0            5,000         200,636     100,636     100,636        5,000        164,216       64,216       64,216
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     14            0            5,000         203,048     103,048     103,048        5,000        159,712       59,712       59,712
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     15            0            5,000         205,565     105,565     105,565        5,000        154,339       54,339       54,339
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     16            0            5,000         208,196     108,196     108,196        5,000        147,967       47,967       47,967
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     17            0            5,000         210,879     110,879     110,879        5,000        140,436       40,436       40,436
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     18            0            5,000         213,617     113,617     113,617        5,000        131,561       31,561       31,561
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     19            0            5,000         216,417     116,417     116,417        5,000        121,141       21,141       21,141
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     20            0            5,000         219,284     119,284     119,284        5,000        108,956       8,956        8,956
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------

------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     25            0              0           270,534     170,534     170,534
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     30            0              0           340,755     240,755     240,755
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
     35            0              0           431,309     331,309     331,309
------------- ----------- --------------- ------------ ----------- ----------- -------------- ------------ ------------- -----------
o It is assumed that  Premiums  are applied at the  beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME


-----------------------------------------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
-------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
Death Benefit Option     Specified        Issue Age(s)       Male/Female      Single Life/     Hypothetical Rate     Tobacco Usage
                          Amount                                                Joint Life         of Return        Classification
-------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
-------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
   B - Variable         $100,000             55               Male              Single                6%            Tobacco Usage
                                                                                                   (5.02% net)
-------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
------------- -------------- -------------------------------------------------- ---------------------------------------------------
Policy Year      Premium                       Current Charges                                      Guaranteed Charges
                Payments*
                             ------------------------------------------------- -----------------------------------------------------
                             ------------- ------------ ---------- ------------ -------------- ------------ ------------- ----------
                              Withdrawal       Death       Account     Cash Value   Withdrawal      Death      Account    Cash Value
                                              Benefit       Value                                  Benefit       Value
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     1          $8,622          $0          $107,812      $7,812      $6,950          $0         $107,030       $7,030       $6,168
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     2           8,622           0          115,838       15,838      14,286           0          114,144       14,144       12,592
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     3           8,622           0          124,082       24,082      22,013           0          121,336       21,336       19,267
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     4           8,622           0          132,555       32,555      30,140           0          128,601       28,601       26,187
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     5           8,622           0          141,262       41,262      38,675           0          135,927       35,927       33,341
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     6           8,622           0          150,211       50,211      47,625           0          143,297       43,297       40,710
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     7           8,622           0          159,407       59,407      56,993           0          150,685       50,685       48,271
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     8             0             0          160,207       60,207      58,396           0          149,410       49,410       47,600
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     9             0             0          160,980       60,980      59,773           0          147,804       47,804       46,597
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     10            0             0          161,727       61,727      61,123           0          145,828       45,828       45,224
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     11            0           5,000        157,486       57,486      57,486         5,000        138,417       38,417       38,417
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     12            0           5,000        152,961       52,961      52,961         5,000        130,373       30,373       30,373
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     13            0           5,000        148,142       48,142      48,142         5,000        121,657       21,657       21,657
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     14            0           5,000        143,018       43,018      43,018         5,000        112,226       12,226       12,226
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     15            0           5,000        137,577       37,577      37,577         5,000        102,016       2,016        2,016
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     16            0           5,000        131,807       31,807      31,807
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     17            0           5,000        125,623       25,623      25,623
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     18            0           5,000        119,010       19,010      19,010
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     19            0           5,000        111,951       11,951      11,951
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     20            0           5,000        104,429       4,429        4,429
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------

------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     25            0
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     30            0
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
     35            0
------------- ---------- -------------- ------------- ----------- ------------ -------------- ------------ ------------- -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
-----------------------------------------------------------------------------------------------------------------------------------
-------------------- ----------------- ----------------- ----------------- ------------------ ------------------- ------------------
Death Benefit Option     Specified        Issue Age(s)       Male/Female       Single Life/     Hypothetical Rate     Tobacco Usage
                          Amount                                                Joint Life          of Return        Classification
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- --------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- --------------
    B - Variable         $100,000              55                Male              Single                0%            Tobacco Usage
                                                                                                     (-0.98% net)
-------------------- ----------------- ------------------ ----------------- ----------------- ------------------- ------------------
------------ -------------- ---------------------------------------------------- ---------------------------------------------------
Policy Year      Premium                         Current Charges                                     Guaranteed Charges
                Payments*
                              -------------------------------------------------- ---------------------------------------------------
                              -------------- ----------- ------------ ---------- --------------- ------------ ----------- ----------
                                Withdrawal      Death       Account     Cash Value    Withdrawal       Death     Account     Cash
                                                Benefit       Value                                 Benefit      Value       Value
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     1           $8,622            $0         $107,349       $7,349       $6,487          $0         $106,591      $6,591     $5,729
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     2           8,622             0           114,466       14,466       12,914          0           112,870      12,870     11,318
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     3           8,622             0           121,359       21,359       19,289          0           118,837      18,837     16,768
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     4           8,622             0           128,031       28,031       25,617          0           124,491      24,491     22,077
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     5           8,622             0           134,490       34,490       31,903          0           129,829      29,829     27,242
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     6           8,622             0           140,740       40,740       38,153          0           134,837      34,837     32,250
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     7           8,622             0           146,782       46,782       44,367          0           139,499      39,499     37,084
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     8             0               0           144,459       44,459       42,649          0           135,631      35,631     33,820
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     9             0               0           142,144       42,144       40,937          0           131,580      31,580     30,373
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     10            0               0           139,836       39,836       39,232          0           127,324      27,324     26,720
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     11            0             5,000         132,769       32,769       32,769        5,000         118,028      18,028     18,028
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     12            0             5,000         125,732       25,732       25,732        5,000         108,585      8,585       8,585
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     13            0             5,000         118,723       18,723       18,723
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     14            0             5,000         111,742       11,742       11,742
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     15            0             5,000         104,788       4,788        4,788
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     16            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     17            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     18            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     19            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     20            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------

------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     25            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     30            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
     35            0
------------- ----------- --------------- ------------ ------------- ----------- --------------- ------------ ----------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                            Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- --------------
Death Benefit Option      Specified        Issue Age(s)       Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                Joint Life          of Return        Classification
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
     A - Level            $100,000              65                Male              Single               12%               No Usage
                                                                                                     (11.02% net)
-------------------- ----------------- ----------------- ----------------- ----------------- ------------------- -------------------
------------- --------------- ----------------------------------------------------- ------------------------------------------------
Policy Year      Premium                          Current Charges                                      Guaranteed Charges
                Payments*
                              ---------------------------------------------------- -------------------------------------------------
                              -------------- ------------- ------------ ------------ ------------ ------------ ---------- ----------
                               Withdrawal    Death Benefit   Account    Cash Value   Withdrawal     Death     Account     Cash Value
                                                             Value                                  Benefit      Value
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     1          $10,063           $0          $100,000      $9,982        $8,976         $0        $100,000      $8,535      $7,529
------------- ----------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- ---------
------------- ----------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- ---------
     2           10,063           0            100,000      20,880        19,069          0         100,000      17,857      16,045
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     3           10,063           0            100,000      32,802        30,387          0         100,000      28,093      25,678
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     4           10,063           0            100,000      45,868        43,050          0         100,000      39,397      36,579
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     5           10,063           0            100,000      60,216        57,197          0         100,000      51,954      48,935
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     6           10,063           0            111,655      75,919        72,900          0         100,000      65,994      62,975
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     7           10,063           0            133,903      92,949        90,131          0         116,989      81,208      78,391
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     8            0              0            142,357     100,803         98,689          0         122,826      86,973      84,859
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     9            0              0            151,455     109,304       107,895          0         128,955      93,065      91,656
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     10           0              0            161,263     118,510        117,806          0         135,391      99,497      98,793
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     11           0              0            172,534     129,001        129,001          0         142,724     106,712     106,712
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     12           0              0            184,623     140,335        140,335          0         150,457     114,364     114,364
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     13           0              0            197,598     152,588        152,588          0         158,613     122,483     122,483
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     14           0              0            212,586     166,675        166,675          0         167,215     131,103     131,103
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     15           0              0            228,772     182,010        182,010          0         176,289     140,255     140,255
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     16           0              0            246,281     198,714       198,714          0         185,859     149,962     149,962
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     17           0              0            265,091     216,784        216,784          0         196,932     161,045     161,045
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     18           0              0            285,367     236,351        236,351          0         208,671     172,829     172,829
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     19           0              0            307,284     257,559        257,559          0         221,117     185,336     185,336
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     20           0              0            331,024     280,568        280,568          0         234,315     198,600     198,600
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------

------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     25           0              0            482,158     428,407        428,407          0        313,375     278,440     278,440
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     30           0              0            702,446     655,711        655,711          0        419,816     391,885     391,885
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
     35           0              0          1,035,967   1,032,586      1,032,586         0         565,720     563,874     563,874
------------- ---------- --------------- -------------- ------------ ------------- ------------ ------------ ----------- -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------- --------------
Death Benefit Option      Specified       Issue Age(s)       Male/Female       Single Life/     Hypothetical Rate     Tobacco Usage
                           Amount                                               Joint Life          of Return        Classification
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
--------------------- ----------------- ----------------- ----------------- ----------------- ------------------- ------------------
     A - Level            $100,000              65                Male              Single                6%              No Usage
                                                                                                     (5.02% net)
----------------- ------------------ ------------------ ------------------ ------------------ ------------------- ------------------
--------------------------- ---------------------------------------------------- ---------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ------------------------------------------------ ---------------------------------------------------
                                -------------- ----------- ----------- ---------- ------------- ----------- ------------ -----------
                                  Withdrawal      Death     Account     Cash Value   Withdrawal      Death       Account     Cash
                                                  Benefit      Value                                 Benefit       Value     Value
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     1           $10,063            $0          $100,000      $9,430      $8,423        $0         $100,000      $8,021       $7,015
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     2            10,063             0           100,000      19,167      17,356         0          100,000      16,293       14,482
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     3            10,063             0           100,000      29,240      26,824         0          100,000      24,858       22,442
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     4            10,063             0           100,000      39,677      36,859         0          100,000      33,763       30,946
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     5            10,063             0           100,000      50,510      47,491         0          100,000      43,067       40,048
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     6            10,063             0           100,000      61,773      58,754         0          100,000      52,834       49,815
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     7            10,063             0           105,770      73,420      70,603         0          100,000      63,153       60,335
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     8              0                0           106,376      75,325      73,212         0          100,000      63,563       61,450
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     9              0                0           107,057       77,262     75,853          0          100,000      63,805      62,396
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     10             0                0           107,822      79,237      78,532         0          100,000      63,845       63,140
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     11             0                0           109,109      81,579      81,579         0          100,000      63,916       63,916
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     12             0                0           110,426      83,936      83,936         0          100,000      63,739       63,739
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     13             0                0           111,776      86,315      86,315         0          100,000      63,269       63,269
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     14             0                0           113,162      88,723      88,723         0          100,000      62,449       62,449
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     15             0                0           114,591      91,168      91,168         0          100,000      61,192       61,192
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     16             0                0           116,079      93,659      93,659         0          100,000      59,378       59,378
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     17             0                0           117,566      96,142      96,142         0          100,000      56,836       56,836
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     18             0                0           119,081      98,627      98,627         0          100,000      53,322       53,322
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     19             0                0           120,651     101,127     101,127         0          100,000      48,501       48,501
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     20             0                0           122,290     103,650     103,650         0          100,000      41,916       41,916
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------

------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     25             0                0           131,338     116,697     116,697
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     30             0                0           141,087     131,700     131,700
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     35             0                0           155,012     154,506     154,506
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



------------------------------------------------------------------------------------------------------------------------------------

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
Death Benefit Option      Specified        Issue Age(s)       Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                Joint Life          of Return       Classification
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
     A - Level            $100,000              65                Male              Single                0%              No Usage
                                                                                                     (-0.98% net)
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
------------- ---------------- ----------------------------------------------------- -----------------------------------------------
Policy Year       Premium                        Current Charges                                     Guaranteed Charges
                 Payments*
                               --------------------------------------------------- -------------------------------------------------
                               -------------- ----------- ----------- ---------- ------------- -------------- ----------- ----------
                                 Withdrawal       Death       Account    Cash Value   Withdrawal   Death Benefit  Account     Cash
                                                 Benefit       Value                                                Value     Value
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     1           $10,063            $0         $100,000      $8,877       $7,871         $0         $100,000       $7,509     $6,502
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     2           10,063             0           100,000      17,520       15,708         0           100,000       14,793     12,982
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     3           10,063             0           100,000      25,945       23,529         0           100,000       21,876     19,461
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     4           10,063             0           100,000      34,168       31,351         0           100,000       28,777     25,959
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     5           10,063             0           100,000      42,207       39,188         0           100,000       35,515     32,496
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     6           10,063             0           100,000      50,076       47,058         0           100,000       42,107     39,088
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     7           10,063             0           100,000      57,759       54,941         0           100,000       48,573     45,755
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     8              0               0           100,000      55,634       53,521         0           100,000       44,964     42,851
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     9              0               0           100,000      53,467       52,059         0           100,000       40,974     39,565
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     10             0               0           100,000      51,253       50,548         0           100,000       36,514     35,809
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     11             0               0           100,000      49,184       49,184         0           100,000       31,625     31,625
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     12             0               0           100,000      46,949       46,949         0           100,000       26,037     26,037
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     13             0               0           100,000      44,533       44,533         0           100,000       19,610     19,610
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     14             0               0           100,000      41,920       41,920         0           100,000       12,166     12,166
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     15             0               0           100,000      39,090       39,090         0           100,000       3,463       3,463
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     16             0               0           100,000      36,021       36,021
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     17             0               0           100,000      32,504       32,504
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     18             0               0           100,000      28,483       28,483
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     19             0               0           100,000      23,897       23,897
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     20             0               0           100,000      18,667       18,667
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------

------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     25             0
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     30              0
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
     35              0
------------- ------------ --------------- ------------ ------------ ----------- ------------- -------------- ----------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -----------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life          of Return       Classification
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
--------------------- ----------------- ----------------- ----------------- ------------------ ------------------- -----------------
     A - Level            $100,000              55                Male               Joint               12%              No Usage
                                                52               Female                              (11.02% net)
----------------- ------------------ ------------------ ------------------ ------------------ ------------------- ------------------
------------- ----------------- ------------------------------------------------ ---------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ------------------------------------------------ ---------------------------------------------------
                                -------------- ----------- ---------- ----------- ------------- ------------ ------------- ---------
                                  Withdrawal       Death     Account     Cash Value   Withdrawal      Death       Account     Cash
                                                  Benefit      Value                                Benefit       Value       Value
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     1            $4,676             $0         $100,000      $4,953      $4,486      $0         $100,000       $4,953      $4,486
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     2            4,676              0           100,000      10,353      9,511        0          100,000       10,353       9,511
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     3            4,676              0           100,000      16,239      15,117       0          100,000       16,239      15,117
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     4            4,676              0           100,000      22,655      21,346       0          100,000       22,655      21,346
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     5            4,676              0           100,000      29,650      28,247       0          100,000       29,650      28,247
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     6            4,676              0           100,000      37,278      35,875       0          100,000       37,278      35,875
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     7            4,676              0           112,784      45,587      44,278       0          112,784       45,587      44,278
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     8             0                0           118,408      49,679       48,697       0          118,408       49,679      48,697
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     9             0                0           124,311      54,118       53,463       0          124,311       54,118      53,463
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     10            0                0           130,509      58,927       58,600       0          130,509       58,927      58,600
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     11            0                0           137,565      64,391       64,391       0          137,565       64,391      64,391
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     12            0                0           145,053      70,348       70,348       0          145,001       70,323      70,323
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     13            0                0           153,821      77,249       77,249       0          153,604       77,140      77,140
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     14            0                0           163,240      84,836       84,836       0          162,717       84,564      84,564
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     15            0                0           173,373      93,178       93,178       0          172,369       92,639      92,639
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     16            0                0           184,286     102,353      102,353       0          182,594      101,413      101,413
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     17            0                0           196,054     112,444      112,444       0          193,426      110,937      110,937
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     18            0                0           208,768     123,548      123,548       0          204,899      121,258      121,258
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     19            0                0           222,533     135,769      135,769       0          217,052      132,425      132,425
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     20            0                0           237,465     149,221      149,221       0          229,926      144,484      144,484
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------

------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     25            0                0           334,226     239,453      239,453       0          306,698      219,731      219,731
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     30            0                0           480,194     381,089      381,089       0          409,235      324,775      324,775
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
     35            0                0           700,257     598,322      598,322       0          546,484      466,933      466,933
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------- ----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life          of Return       Classification
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------ ------------------
     A - Level            $100,000              55                Male               Joint                6%              No Usage
                                                52               Female                              (5.02% net)
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------- -----------------
------------- ----------------- ---------------------------------------------------- -----------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                --------------------------------------------------- -----------------------------------------------
                                -------------- ----------- ---------- ---------- ------------- ------------ ------------ -----------
                                  Withdrawal       Death     Account     Cash Value   Withdrawal      Death       Account    Cash
                                                  Benefit      Value                                 Benefit       Value     Value
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     1           $4,676            $0         $100,000      $4,688      $4,220        $0         $100,000      $4,688       $4,220
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     2            4,676            0           100,000      9,524       8,682          0          100,000       9,524       8,682
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     3            4,676            0           100,000      14,511      13,389         0          100,000      14,511       13,389
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     4            4,676            0           100,000      19,654      18,345         0          100,000      19,654       18,345
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     5            4,676            0           100,000      24,957      23,554         0          100,000      24,957       23,554
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     6            4,676            0           100,000      30,425      29,022         0          100,000      30,425       29,022
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     7            4,676            0           100,000      36,064      34,754         0          100,000      36,064       34,754
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     8              0              0           100,000      37,179      36,197         0          100,000      37,179       36,197
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     9              0              0           100,000      38,310      37,655         0          100,000      38,310       37,655
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     10             0              0           100,000      39,452      39,125         0          100,000      39,452       39,125
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     11             0              0           100,000      40,764      40,764         0          100,000      40,764       40,764
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     12             0              0           100,000      42,087      42,087         0          100,000      42,087       42,087
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     13             0              0           100,000      43,442      43,442         0          100,000      43,417       43,417
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     14             0              0           100,000      44,840      44,840         0          100,000      44,746       44,746
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     15             0              0           100,000      46,284      46,284         0          100,000      46,069       46,069
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     16             0              0           100,000      47,776      47,776         0          100,000      47,377       47,377
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     17             0              0           100,000      49,318      49,318         0          100,000      48,662       48,662
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     18             0              0           100,000      50,915      50,915         0          100,000      49,912       49,912
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     19             0              0           100,000      52,570      52,570         0          100,000      51,113       51,113
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     20             0              0           100,000      54,287      54,287         0          100,000      52,246       52,246
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------

------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     25             0              0           100,000      63,757      63,757         0          100,000      56,003       56,003
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     30             0              0           100,000      75,587      75,587         0          100,000      52,722       52,722
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     35             0              0           104,501      89,289      89,289         0          100,000      25,874       25,874
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------------------------------------------------------------

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                               Flexible Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            Illustration Assumptions:
                                                       Issue State: Connecticut
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ------------------ ----------------- ----------------- ------------------ -----------------
Death Benefit Option      Specified        Issue Age(s)        Male/Female       Single Life/     Hypothetical Rate    Tobacco Usage
                           Amount                                                 Joint Life          of Return       Classification
--------------------- ------------------ ----------------- ---------------- ----------------- ------------------- ------------------
--------------------- ------------------ ----------------- ---------------- ----------------- ------------------- ------------------
     A - Level            $100,000              55                Male               Joint                0%              No Usage
                                                52               Female                              (-0.98% net)
--------------------- ------------------ ----------------- ----------------- ----------------- ------------------- -----------------
------------- ----------------- ------------------------------------------------ ---------------------------------------------------
Policy Year       Premium                         Current Charges                                    Guaranteed Charges
                 Payments*
                                ------------------------------------------------ ---------------------------------------------------
                                -------------- ----------- ---------- ----------- ------------- ------------ ------------ ----------
                                  Withdrawal       Death     Account     Cash Value   Withdrawal      Death       Account     Cash
                                                  Benefit      Value                                 Benefit       Value      Value
------------- ------------ --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ---------------------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     1           $4,676           $0          $100,000     $4,423      $3,955         $0        $100,000      $4,423       $3,955
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     2            4,676            0           100,000      8,725       7,884          0          100,000       8,725       7,884
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     3            4,676            0           100,000     12,911      11,788         0          100,000      12,911      11,788
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     4            4,676            0           100,000     16,980      15,670         0          100,000      16,980      15,670
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     5            4,676            0           100,000     20,934      19,531         0          100,000      20,934      19,531
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     6            4,676            0           100,000     24,776      23,373         0          100,000      24,776      23,373
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     7            4,676            0           100,000     28,506      27,197         0          100,000      28,506      27,197
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     8              0              0           100,000     27,693      26,711         0          100,000      27,693      26,711
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     9              0              0           100,000     26,873      26,218         0          100,000      26,873      26,218
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     10             0              0           100,000     26,038      25,711         0          100,000      26,038      25,711
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     11             0              0           100,000     25,283      25,283         0          100,000      25,283      25,283
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     12             0              0           100,000     24,518      24,518         0          100,000      24,491      24,491
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     13             0              0           100,000     23,756      23,756         0          100,000      23,650      23,650
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     14             0              0           100,000     22,996      22,996         0          100,000      22,749      22,749
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     15             0              0           100,000     22,238      22,238         0          100,000      21,773      21,773
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     16             0              0           100,000     21,483      21,483         0          100,000      20,708      20,708
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     17             0              0           100,000     20,731      20,731         0          100,000      19,535      19,535
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     18             0              0           100,000     19,983      19,983         0          100,000      18,227      18,227
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     19             0              0           100,000     19,241      19,241         0          100,000      16,753      16,753
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     20             0              0           100,000     18,505      18,505         0          100,000      15,071      15,071
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------

------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     25             0              0           100,000     14,624      14,624         0          100,000       1,391       1,391
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     30             0              0           100,000      7,617       7,617
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
     35             0
------------- ------------- --------------- ------------ ----------- ----------- ------------- ------------ ------------ -----------
*     It is assumed that Premiums are applied at the beginning of the Policy Year shown.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE TIMING AND AMOUNT OF PREMIUM PAYMENTS, THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                             APPENDIX B
                               MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0           12.397150        10.326608         14.422882        12.900426        12.752665        10.747003
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1           12.281011        10.173837         14.219565        12.682064        12.622613        10.584213
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2           11.944420         9.873755         13.822804        12.312452        12.275281        10.272427
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3           11.608026         9.576235         13.425879        11.944611        11.928125        9.963139
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4           11.275017         9.283405         13.033047        11.581885        11.584496        9.658649
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5           10.943625         8.994070         12.646363        11.225854        11.243683        9.358448
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6           10.613523         8.708009         12.264732        10.875640        10.904071        9.061429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7           10.285545         8.425756         11.888608        10.531568        10.567564        8.768864
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8           9.960465          8.147792         11.518416        10.193939        10.234821        8.481165
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9           9.640696          7.875658         11.155708        9.863913         9.907346         8.199307
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10           9.328187          7.610564         10.800626        9.541559         9.587222         7.924630
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11           9.024495          7.353454         10.453314        9.226944         9.276084         7.658162
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12           8.732865          7.106340         10.116701        8.922270         8.976663         7.401637
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13           8.455766          6.870706         9.791287         8.627858         8.691024         7.156329
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14           8.194431          6.647223         9.477396         8.343893         8.420677         6.923124
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15           7.948562          6.435568         9.175211         8.070450         8.165496         6.701818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16           7.714094          6.246422         8.883354         7.811850         7.921336         6.502004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17           7.490138          6.067126         8.601325         7.562219         7.687389         6.311977
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18           7.274496          5.895056         8.328033         7.321110         7.461943         6.129648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19           7.065325          5.728867         8.063146         7.088105         7.243557         5.953258
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20           6.861498          5.567158         7.806353         6.861998         7.030582         5.781913
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21           6.661689          5.409013         7.556857         6.642566         6.822482         5.614335
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22           6.464827          5.253449         7.314462         6.429238         6.617668         5.449969
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23           6.270740          5.099678         7.078536         6.222198         6.416306         5.287912
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24           6.079311          4.947887         6.849383         6.021253         6.218203         5.128317
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25           5.890773          4.797878         6.626824         5.826215         6.023851         4.971129
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26           5.705061          4.649694         6.410687         5.636912         5.832787         4.816319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27           5.522918          4.504047         6.201135         5.453667         5.645733         4.664588
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28           5.344702          4.361361         5.997646         5.276008         5.463015         4.516169
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29           5.170696          4.221976         5.800350         5.103956         5.284886         4.371391
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30           5.001118          4.086280         5.609316         4.937495         5.111533         4.230649
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31           4.836129          3.954443         5.424064         4.776572         4.942883         4.093967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32           4.676007          3.826576         5.244646         4.620762         4.779230         3.961464
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33           4.520784          3.702740         5.070851         4.470023         4.620609         3.833206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34           4.370604          3.583050         4.902678         4.324427         4.467172         3.709211
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35           4.225402          3.467472         4.740086         4.183858         4.318852         3.589463
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36           4.085093          3.356027         4.583009         4.048184         4.175562         3.474000
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37           3.949574          3.248695         4.431658         3.917849         4.037194         3.362813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38           3.818948          3.145558         4.286008         3.792821         3.903859         3.256009
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39           3.693047          3.046509         4.145854         3.673023         3.775382         3.153481
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40           3.571699          2.951480         4.010985         3.558248         3.651587         3.055171
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41           3.454905          2.860432         3.881423         3.448543         3.532475         2.960985
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42           3.342463          2.773188         3.756916         3.343654         3.417839         2.870809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43           3.234173          2.689614         3.637126         3.243178         3.307470         2.784405
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44           3.129912          2.609567         3.521744         3.146758         3.201170         2.701641
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45           3.029545          2.532933         3.410489         3.054071         3.098812         2.622375
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46           2.932987          2.459510         3.303265         2.964946         3.000322         2.546415
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47           2.840080          2.389070         3.199885         2.879159         2.905491         2.473500
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48           2.750664          2.321493         3.100236         2.796501         2.814223         2.403493
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49           2.664624          2.256655         3.004135         2.716871         2.726361         2.336322
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50           2.581837          2.194450         2.911517         2.640207         2.641791         2.271834
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------



       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51           2.502248          2.134815         2.822301         2.566385         2.560472         2.209993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52           2.425813          2.077737         2.736388         2.495281         2.482339         2.150760
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53           2.352497          2.023196         2.653759         2.426911         2.407370         2.094125
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54           2.282259          1.971185         2.574320         2.361226         2.335514         2.040067
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55           2.215004          1.921608         2.497847         2.298001         2.266658         1.988479
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56           2.150642          1.874324         2.424206         2.237062         2.200708         1.939205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57           2.089042          1.829175         2.353160         2.178161         2.137500         1.892075
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58           2.030021          1.786006         2.284468         2.121005         2.076847         1.846924
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59           1.973500          1.744665         2.217943         2.065412         2.018657         1.803580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60           1.919420          1.705055         2.153574         2.011324         1.962862         1.761948
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61           1.867716          1.667166         2.091397         1.958835         1.909431         1.722036
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62           1.818314          1.631023         2.031523         1.908129         1.858319         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63           1.771223          1.596648         1.974085         1.859458         1.809549         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64           1.726411          1.564046         1.919205         1.812976         1.763101         1.613051
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65           1.683806          1.533171         1.866819         1.768644         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66           1.643300          1.503897         1.816773         1.726292         1.676876         1.549292
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67           1.604764          1.476075         1.768842         1.685680         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68           1.568051          1.449538         1.722784         1.646485         1.598627         1.491461
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69           1.533054          1.424158         1.678405         1.608508         1.562130         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70           1.499720          1.399895         1.635655         1.571689         1.527285         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71           1.468047          1.376751         1.594582         1.536121         1.494089         1.413351
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72           1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73           1.409834          1.334059         1.518005         1.469679         1.432868         1.367100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74           1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75           1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76           1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77           1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78           1.293202          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79           1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80           1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81           1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82           1.221387          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83           1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84           1.191790          1.174263         1.224859         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85           1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86           1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87           1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88           1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89           1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90           1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91           1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

--------------------------------------------------------------------------------
The Minimum Required Death Benefit is determined by treating the Account Value as if it were a net single premium. We determine the Minimum Required Death Benefit by multiplying the Account Value by factors that are determined as of the Policy Date. These factors vary by the attained Age, gender (where permitted) and risk class of the Insured. Factors for joint life cases depend upon a standard insurance industry method to derive the applicable rate for both Insureds.
--------------------------------------------------------------------------------


                                                             APPENDIX C
                                                         PREMIUM TAX RATES*


                --------------------------- -----------------        -------------------------- ----------------
                          STATE                 TAX RATE                       STATE               TAX RATE
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Alabama                 2.70%                       Nebraska                1.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                          Alaska                 2.70%                        Nevada                 3.50%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Arizona                 2.00%                     New Hampshire             2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Arkansas                2.50%                      New Jersey               2.10%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                        California               2.35%                      New Mexico               3.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Colorado                2.15%                       New York                0.70%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                       Connecticut               1.75%                    North Carolina             1.90%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Delaware                2.00%                     North Dakota              2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                   District of Columbia          2.25%                         Ohio                  2.50%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Florida                 1.75%                       Oklahoma                2.25%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Georgia                 2.25%                        Oregon                  2.25%**
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                          Hawaii                 2.75%                     Pennsylvania              2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                          Idaho                  2.75%                     Rhode Island              2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Illinois                2.00%                    South Carolina             0.75%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Indiana                 2.00%                     South Dakota              2.50%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                           Iowa                  2.00%                       Tennessee               1.90%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                          Kansas                 2.00%                         Texas                 1.75%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Kentucky                2.00%                         Utah                  2.25%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                        Louisiana                2.25%                        Vermont                2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                          Maine                  2.00%                       Virginia                2.25%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Maryland                2.00%                      Washington               2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                      Massachusetts              2.00%                     West Virginia             3.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Michigan                 N/A                        Wisconsin               2.00%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                        Minnesota                2.00%                        Wyoming                0.75%
                --------------------------- ----------------- ------ -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                       Mississippi               3.00%                      Puerto Rico              4.00%
                --------------------------- -----------------        -------------------------- ----------------
                --------------------------- ----------------- ------ -------------------------- ----------------
                         Missouri                2.00%                    Virgin Islands             5.00%
                --------------------------- -----------------        -------------------------- ----------------
                --------------------------- ----------------- ------
                         Montana                 2.75%
                --------------------------- -----------------


* THE ABOVE PREMIUM TAX RATES ARE CURRENT AS OF THE DATE OF THIS PROSPECTUS. THESE RATES ARE SUBJECT TO CHANGE.
** OREGON DOES NOT ALLOW US TO APPLY THE PREMIUM TAX CHARGE TO A CONTRACT OWNER'S PREMIUM PAYMENTS. THEREFORE, THE AMOUNT OF THE PREMIUM TAX CHARGE IS 0.0%.


                                                             APPENDIX D
                                        GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------


       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

--------------------------------------------------------------------------------
The guaranteed maximum cost of insurance charge depends on the risk class of the Insured(s). We base the guaranteed maximum charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Smoker/Non-Smoker Table, age last birthday unless unisex charges apply. If unisex charges apply, a unisex variation of that table is used. The amounts shown are per $1,000 of Net Amount at Risk.
--------------------------------------------------------------------------------


We derive the cost of insurance charges for joint life cases using a standard insurance industry method based on the applicable cost of insurance charge for both Insureds. Guaranteed maximum cost of insurance charges for specific proposed joint Insureds are available upon request.


                                                             APPENDIX E
                                              CURRENT MONTHLY COST OF INSURANCE RATES
                                                 (per $1,000 of Net Amount at Risk)

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07834
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.05100          0.08634           0.02417          0.03417          0.04684          0.07884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.05117          0.08684           0.02417          0.03417          0.04700          0.07934
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.05134          0.08734           0.02417          0.03417          0.04717          0.07984
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.05150          0.08784           0.02417          0.03417          0.04734          0.08034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.05167          0.08834           0.02417          0.03417          0.04750          0.08084
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.05217          0.08917           0.02433          0.03500          0.04800          0.08151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.05267          0.09001           0.02450          0.03583          0.04850          0.08217
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.05317          0.09084           0.02467          0.03667          0.04900          0.08284
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.05367          0.09168           0.02483          0.03750          0.04950          0.08351
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.05417          0.09251           0.02500          0.03833          0.05000          0.08417
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.05467          0.09351           0.02600          0.04017          0.05050          0.08534
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.05517          0.09451           0.02700          0.04200          0.05100          0.08651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.05567          0.09551           0.02800          0.04384          0.05150          0.08767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.05617          0.09651           0.02900          0.04567          0.05200          0.08884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.05667          0.09751           0.03000          0.04750          0.05250          0.09001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.06017          0.10718           0.03250          0.05350          0.05584          0.09918
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.06367          0.11685           0.03500          0.05950          0.05917          0.10835
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.06717          0.12652           0.03750          0.06550          0.06250          0.11751
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.07067          0.13619           0.04000          0.07151          0.06584          0.12668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.07417          0.14585           0.04250          0.07751          0.06917          0.13585
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.08051          0.16619           0.04700          0.08667          0.07534          0.15436
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.08684          0.18653           0.05150          0.09584          0.08151          0.17286
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.09318          0.20688           0.05600          0.10501          0.08767          0.19137
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.09951          0.22722           0.06050          0.11418          0.09384          0.20988
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.10584          0.24756           0.06500          0.12335          0.10001          0.22839
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.11568          0.27458           0.07101          0.13535          0.10918          0.25323
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.12552          0.30159           0.07701          0.14736          0.11835          0.27808
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.13535          0.32861           0.08301          0.15936          0.12752          0.30293
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.14519          0.35563           0.08901          0.17136          0.13669          0.32777
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.15502          0.38265           0.09501          0.18337          0.14585          0.35262
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.17036          0.41984           0.10418          0.20087          0.16036          0.38682
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.18570          0.45704           0.11335          0.21838          0.17486          0.42101
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.20104          0.49424           0.12252          0.23589          0.18937          0.45521
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.21638          0.53145           0.13168          0.25340          0.20387          0.48941
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.23172          0.56866           0.14085          0.27091          0.21838          0.52361
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.25140          0.60837           0.15019          0.28675          0.23656          0.55981
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.27107          0.64809           0.15953          0.30259          0.25473          0.59602
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.29075          0.68781           0.16886          0.31843          0.27291          0.63223
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            0.31043          0.72753           0.17820          0.33428          0.29108          0.66845
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            0.33011          0.76725           0.18754          0.35012          0.30926          0.70466
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            0.35880          0.81049           0.20404          0.37898          0.33611          0.74589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            0.38748          0.85373           0.22055          0.40783          0.36297          0.78712
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            0.41617          0.89697           0.23706          0.43669          0.38982          0.82835
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            0.44486          0.94022           0.25356          0.46555          0.41667          0.86959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            0.47356          0.98347           0.27007          0.49441          0.44353          0.91083
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            0.53712          1.08534           0.30776          0.52861          0.50309          1.00234
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            0.60069          1.18724           0.34545          0.56282          0.56265          1.09386
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            0.66427          1.28916           0.38315          0.59702          0.62222          1.18540
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            0.72786          1.39110           0.42084          0.63123          0.68180          1.27696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            0.79146          1.49306           0.45854          0.66544          0.74138          1.36854
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            0.92018          1.65457           0.53595          0.76976          0.86241          1.52148
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            1.04893          1.81613           0.61338          0.87410          0.98347          1.67447
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            1.17772          1.97774           0.69081          0.97846          1.10455          1.82750
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            1.30654          2.13940           0.76826          1.08284          1.22567          1.98058
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            1.43539          2.30112           0.84571          1.18724          1.34681          2.13371
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            1.71862          2.55870           1.10171          1.44041          1.62597          2.39070
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            2.00200          2.81641           1.35784          1.69370          1.90529          2.64783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            2.28555          3.07426           1.61410          1.94712          2.18476          2.90508
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            2.56925          3.33223           1.87049          2.20067          2.46439          3.16247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            2.85312          3.59034           2.12701          2.45434          2.74418          3.41999
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            3.37418          4.14528           2.50727          2.90911          3.24416          3.95978
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            3.89578          4.70083           2.88782          3.36428          3.74464          4.50016
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            4.41793          5.25699           3.26865          3.81987          4.24562          5.04112
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            4.94062          5.81377           3.64977          4.27587          4.74710          5.58266
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            5.46386          6.37117           4.03119          4.73229          5.24908          6.12478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            6.12225          7.09296           4.57736          5.16454          5.89049          6.80314
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            6.78151          7.81578           5.12412          5.59715          6.53273          7.48240
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            7.44164          8.53964           5.67148          6.03014          7.17579          8.16259
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            8.10262          9.26454           6.21944          6.46351          7.81967          8.84369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            8.76448          9.99049           6.76800          6.89725          8.46438          9.52572
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            9.46270          10.84979          7.39512          7.53637          9.15200         10.35173
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           10.16189          11.71055          8.02302          8.17631          9.84056         11.17909
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           10.86205          12.57278          8.65171          8.81706         10.53006         12.00781
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           11.56318          13.43648          9.28118          9.45863         11.22050         12.83789
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           12.26528          14.30165          9.91144         10.10101         11.91189         13.66933
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           12.89876          15.04173         10.51321         10.71356         12.54048         14.39014
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           13.53303          15.78290         11.11570         11.32686         13.16986         15.11197
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           14.16810          16.52514         11.71891         11.94090         13.80001         15.83483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           14.80396          17.26847         12.32284         12.55569         14.43096         16.55873
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

--------------------------------------------------------------------------------
THE AMOUNTS SHOWN ABOVE ARE CURRENT RATES PER $1,000 OF NET AMOUNT AT RISK AS OF THE DATE OF THIS PROSPECTUS. TO DETERMINE THE CURRENT MONTHLY COST OF INSURANCE CHARGE WE MULTIPLY THESE RATES BY THE NET AMOUNT AT RISK. TO THAT PRODUCT, WE ADD THE CURRENT COST OF INSURANCE FEE. THE AMOUNTS SHOWN ABOVE ARE CURRENT RATES PER $1,000 OF NET AMOUNT AT RISK.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current monthly cost of insurance rates for specific proposed joint Insureds are available on request.
--------------------------------------------------------------------------------

                                   APPENDIX F
   DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

We determine the current monthly cost of insurance rate, the currently monthly cost of insurance fee and any underwriting factor as follows:

         1. Current monthly cost of insurance rate: The rate depends on a number of factors, as follows.

            a. For Policies with One Insured: The rates depend on the risk class of the Insured(s), the Age and, where permissible, gender of the Insured.


            b. For Policies with Two Insureds: The rates depend on the individual current monthly cost of insurance rates for each Insured.


          2. Current monthly cost of insurance fee: The cost of insurance fee is calculated using a "constant" of $12.00.

          3. Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor. The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction. Assume for this example that: (1) the Policy is issued using Option A with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the Death Benefit equals the Specified Amount; (3) the then current Account Value is $10,000; (4) there is one male Insured, who is currently Age 55; and
(5) the Policy is issued in the no tobacco use risk class in a situation where gender can be used in determining cost of insurance charges.

          (a) We look up the current monthly cost of insurance rate for the Insured. As of the date of this Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is $.23172 per thousand of Net Amount at Risk.

          (b) If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

          (c) We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*. The result is 16.16.

          (d) We add the current "constant" of $12.00 to (c), resulting in $28.16.

          (e) We look up the contractually guaranteed maximum monthly cost of insurance charge for the Insured. In this case, we look up the charge for a 55 year old male in the no tobacco use class. That charge is .68759 per $1,000 Net Amount at Risk.

          (f) We multiply the rate shown in (e) times the Net Amount at Risk*. The result is 47.95.

          (g) We compare the result in (d) and (f). The lower of the two amounts is the current monthly cost of insurance for the Insured. In this example, the current cost of insurance is, therefore, $28.16.


* We determine the Net Amount at Risk by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year. In this example, the Amount at Risk is $69,739.


                                                             APPENDIX G
                                 Maximum Annual Assessable Premiums per $1,000 of Specified Amount

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              N/A             15.27              N/A             12.22             N/A             14.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              N/A             15.48              N/A             12.42             N/A             14.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2              N/A             15.94              N/A             12.79             N/A             15.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3              N/A             16.44              N/A             13.19             N/A             15.80
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4              N/A             16.95              N/A             13.60             N/A             16.30
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5              N/A             17.50              N/A             14.03             N/A             16.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6              N/A             18.07              N/A             14.48             N/A             17.37
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7              N/A             18.67              N/A             14.95             N/A             17.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8              N/A             19.31              N/A             15.45             N/A             18.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9              N/A             19.98              N/A             15.97             N/A             19.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10              N/A             20.68              N/A             16.51             N/A             19.87
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11              N/A             21.41              N/A             17.07             N/A             20.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12              N/A             22.17              N/A             17.66             N/A             21.29
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13              N/A             22.94              N/A             18.26             N/A             22.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14              N/A             23.73              N/A             18.89             N/A             22.78
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15              N/A             24.53              N/A             19.53             N/A             23.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            25.33             17.75            20.19            19.94            24.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            26.09             18.33            20.86            20.55            25.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            26.85             18.94            21.55            21.17            25.81
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            27.63             19.56            22.26            21.81            26.58
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            28.44             20.21            23.00            22.47            27.36
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            29.26             20.87            23.76            23.15            28.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            30.13             21.57            24.55            23.87            29.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            31.03             22.29            25.37            24.61            29.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            31.98             23.03            26.22            25.40            30.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            32.98             23.81            27.10            26.21            31.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            34.03             24.62            28.02            27.07            32.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            35.13             25.45            28.96            27.97            33.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            36.28             26.32            29.94            28.91            35.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            37.49             27.21            30.96            29.88            36.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            38.74             28.14            32.01            30.90            37.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            40.05             29.11            33.10            31.96            38.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            41.40             30.11            34.22            33.06            39.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            42.81             31.15            35.39            34.20            41.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            44.26             32.23            36.60            35.39            42.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            45.77             33.34            37.84            36.61            44.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            47.32             34.50            39.14            37.88            45.69
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            48.93             35.69            40.47            39.20            47.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            50.58             36.92            41.83            40.55            48.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            52.28             38.18            43.23            41.95            50.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            54.03             39.49            44.67            43.40            52.16
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            55.83             40.83            46.13            44.89            53.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            57.66             42.20            47.62            46.42            55.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            59.55             43.62            49.15            48.00            57.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            61.48             45.07            50.70            49.63            59.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            63.45             46.57            52.29            51.32            61.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            65.47             48.12            53.93            53.05            63.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            67.54             49.71            55.60            54.83            65.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            69.66             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            71.85             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39            81.21             60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66            83.69             62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99            86.22             64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38            88.80             66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84            91.45             68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38            94.16             70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00            96.97             72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70            99.88             75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50            102.91            77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40            106.03            80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38            109.25            82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46            112.56            85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63            115.93            88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90            119.40            91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30            122.98            94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85            126.72            97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60            130.67           100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55            134.87           103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74            139.33           107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16            144.06           111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80            149.01           115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63            154.15           119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64            156.53           124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86            156.00           128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50            155.48           133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62            155.07           139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95            154.86           143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53            154.81           142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                                   APPENDIX H
             HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are hypothetical illustrations of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy. The first hypothetical illustration assumes the Insured is a female, age 45 as of the Policy Date. The second hypothetical illustration assumes the Insured is a male, age 65 as of the Policy Date. The following other assumptions apply to both hypothetical illustrations:

1. Premiums of $5,000 per year were paid as of the first day of each Policy Year, and the premium tax charged on each Premium was 1.75%. DAC tax also was charged in relation to each Premium.

2. Each Policy was issued on the No Tobacco Use class, cost of insurance rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

3. The Death Benefit option in effect throughout the life of the Policy is Option A.

4. The Specified Amount is $100,000 and has remained constant since the Policy Date.

5.   The  provision  is  exercised  as of the  day  preceding  the  10th  Policy
     Anniversary.

6. The investment options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

7. There have been no loans or loan repayments and no amounts have been withdrawn.

8. 50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9. The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $62,103                   $54,697
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $61,638                   $54,197
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $55,474                   $48,777
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $155,517                  $74,430
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $59,267                   $52,795
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $155,517                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $77,759                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,879                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,679                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $46,577                   $41,023
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $46,229                   $40,648
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $41,606                   $36,583
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $116,637                  $55,822
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $44,450                   $39,596
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------


       ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or

                           customerservice@Skandia.com



Issued by:                                                          Serviced at:

AMERICAN SKANDIA LIFE                                      AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                      ASSURANCE CORPORATION
One Corporate Drive                                                 P.O. Box 883
Shelton, Connecticut 06484                            Shelton, Connecticut 06484
Telephone: 1-800-752-6342                              Telephone: 1-800-752-6342
http://www.AmericanSkandia.com                    http://www.AmericanSkandia.com

                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888
                         http://www.AmericanSkandia.com







                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

         This  registration   statement   comprises  the  following  papers  and
documents:

         The facing sheet.

         The prospectus consisting of 53 pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:


         Werner & Kennedy           FILED HEREWITH
         Ernst & Young LLP          FILED HEREWITH
         Deloitte & Touche, LLP     FILED HEREWITH
         Corporate Actuary          FILED HEREWITH


         The following  exhibits which correspond to those required by paragraph
A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution  of the Board of Directors of the
                                    Company are  incorporated  by  reference  to
                                    Registration  Statement No.  333-38119 filed
                                    via EDGAR October 17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17,
                                            1997.
                                    (b)     Form  of  Revised  Dealer  Agreement
                                            being    filed   via   EDGAR    with
                                            Post-Effective  Amendment  No.  7 to
                                            Registration Statement No. 33-87010 on April 24, 1998.

                                     (c)   Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Flexible Premium Variable Life Insurance Policy
                                    (a)      Single Life Version incorporated by
                                             reference to Registration Statement
                                             No.   333-58703   filed  via  EDGAR
                                             November 17, 1998.

                                    (b)      Last Survivor Version  incorporated
                                             by   reference   to    Registration
                                             Statement No.  333-58703  filed via
                                             EDGAR November 17, 1998.


                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance
                                    Corporation, incorporated by reference to Post-Effective Amendment No. 6 to Registration
                                    Statement No. 33-87010, filed VIA EDGAR on March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

                           (10)     Form of Application for Flexible Premium Variable Life Insurance
                                    Policy filed via EDGAR with Pre-Effective No 2 to Registration Statement No. 333-58703
                                    on January 4, 1999
 .
                           (11)     Memorandum     describing    transfer    and
                                    redemption  procedures  is  incorporated  by
                                    reference  to  Registration   Statement  No.
                                    333-58703 filed VIA Edgar on July 8, 1998.


         2.       Opinion and Consent of Werner and Kennedy.  FILED HEREWITH

         3. No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or 1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedule                         FILED HEREWITH

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary.      FILED HEREWITH

         8.       (a) Opinion  and Consent of Ernst & Young LLP    FILED HEREWITH
                  (b)  Opinion and Consent of  Deloitte & Touche LLP   FILED HEREWITH

         9.       Powers  of  Attorney   are   incorporated   by   reference  to
                  Registration  Statement No.  333-38119 filed via EDGAR October
                  17, 1997.


                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the "Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.         Proceedings Other Than by or in the Right of the Corporation.

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in
Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in
Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.

The conclusion provided for in Section 1 hereof may be reached by any of the following: (1) The Board of Directors of the Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding;
(2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated. Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REPRESENTATION AND UNDERTAKING

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies. The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph (b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.
(Paragraph (b)(13)(iii)(F)(3).

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.
(Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses. (Paragraph (b)(13)(iii)(F)(4)(ii)(B)(2).

(e) Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on the 28th day of April, 1999.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               SEPARATE ACCOUNT F
                                  (Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (Depositor)


By:/s/Lincoln R. Collins              Attest: /s/Kathleen A. Chapman
      Lincoln R. Collins,                        Kathleen A. Chapman,
      Executive Vice President                   Assistant Corporate Secretary
      and Chief Operating Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signature                   Title                              Date
                          (Principal Executive Officer)

       Jan R. Carendi*          Chief Executive Officer,                 4/28/99
      Jan R. Carendi       Chairman of the Board and Director

                          (Principal Financial Officer)
  /s/Thomas M. Mazzaferro Executive Vice President and                   4/28/99
     Thomas M. Mazzaferro      Chief Financial Officer

                         (Principal Accounting Officer)
  /s/David R. Monroe        Treasurer, Vice President                    4/28/99
     David R. Monroe          and Controller

                              (Board of Directors)

Jan. R. Carendi*          Gordon C. Boronow*            Malcolm M. Campbell*
Jan. R. Carendi           Gordon C. Boronow             Malcolm M. Campbell

Henrik Danckwardt*        Amanda C. Sutyak*             Wade A. Dokken*
Henrik Danckwardt         Amanda C. Sutyak              Wade A. Dokken

Thomas M. Mazzaferro*     Gunnar Moberg*                Bayard F. Tracy*
Thomas M. Mazzaferro      Gunnar Moberg                 Bayard F. Tracy

Anders Soderstrom*        C. Ake Svensson*              Lincoln R. Collins*
Anders Soderstrom         C. Ake Svensson               Lincoln R. Collins

                               Nancy F. Brunetti*
                                Nancy F. Brunetti


                        *By: /s/Kathleen A. Chapman
                                Kathleen A. Chapman


               *Pursuant to Powers of Attorney filed with Initial
                      Registration Statement No. 333-38119.